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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 10/31/05


Item 1. Schedule of Investments.
---------------------------------
Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 55.9%
Aerospace and Defense - 1.2%
           117,255    Lockheed Martin Corp.                                                                          $     7,100,963
Automotive - Cars and Light Trucks - 0.4%
            54,814    BMW A.G.**                                                                                           2,383,960
Beverages - Non-Alcoholic - 1.1%
           108,155    PepsiCo, Inc.#                                                                                       6,389,797
Building - Residential and Commercial - 0.4%
            65,995    Pulte Homes, Inc.#                                                                                   2,493,951
Casino Hotels - 1.0%
           102,790    Harrah's Entertainment, Inc.#                                                                        6,216,739
Chemicals - Specialty - 1.7%
           209,125    Syngenta A.G. (ADR)*,#                                                                               4,494,096
            52,577    Syngenta A.G.*                                                                                       5,635,508
                                                                                                                          10,129,604
Computers - 0.5%
            50,875    Research In Motion, Ltd. (U.S. Shares)*                                                              3,128,304
Computers - Memory Devices - 0.7%
           308,840    EMC Corp.*,#                                                                                         4,311,406
Cosmetics and Toiletries - 1.6%
           171,355    Procter & Gamble Co.                                                                                 9,594,166
Diversified Operations - 4.5%
           495,766    General Electric Co.                                                                                16,811,426
           163,950    Honeywell International, Inc.                                                                        5,607,090
           777,000    Melco International Development, Ltd.                                                                  746,720
           152,560    Tyco International, Ltd. (U.S. Shares)#                                                              4,026,058
                                                                                                                          27,191,294
E-Commerce/Services - 1.8%
           243,907    Expedia, Inc.*                                                                                       4,583,013
           243,532    IAC/InterActiveCorp*,#                                                                               6,234,419
                                                                                                                          10,817,432
Electronic Components - Semiconductors - 2.5%
            11,466    Samsung Electronics Company, Ltd.**                                                                  6,062,483
           316,293    Texas Instruments, Inc.#                                                                             9,030,165
                                                                                                                          15,092,648
Enterprise Software/Services - 0.6%
           308,755    Oracle Corp.*                                                                                        3,915,013
Finance - Credit Card - 0.7%
            81,725    American Express Co.                                                                                 4,067,453
Finance - Investment Bankers/Brokers - 4.8%
            16,957    Citigroup, Inc.                                                                                        776,291
           340,270    JP Morgan Chase & Co.                                                                               12,460,687
           259,155    Merrill Lynch & Company, Inc.#                                                                      16,777,696
                                                                                                                          30,014,674
Finance - Mortgage Loan Banker - 0.8%
           102,190    Fannie Mae#                                                                                          4,856,069
Food - Meat Products - 0.2%
            61,980    Tyson Foods, Inc. - Class A#                                                                         1,103,244
Hotels and Motels - 2.6%
           194,990    Marriott International, Inc. - Class A#                                                             11,625,304
            72,795    Starwood Hotels & Resorts Worldwide, Inc.                                                            4,253,412
                                                                                                                          15,878,716
Medical - Biomedical and Genetic - 1.2%
           128,285    Celgene Corp.*                                                                                       7,196,789
Medical - Drugs - 4.0%
            46,345    Eli Lilly and Co.                                                                                    2,307,518
            44,565    Forest Laboratories, Inc.*,#                                                                         1,689,459
           103,345    Roche Holding A.G.                                                                                  15,437,427
            64,457    Sanofi-Aventis**,#                                                                                   5,160,206
                                                                                                                          24,594,610
Medical - HMO - 3.3%
           196,760    Aetna, Inc.                                                                                         17,425,065
            44,885    UnitedHealth Group, Inc.#                                                                            2,598,393
                                                                                                                          20,023,458
Networking Products - 0.3%
           118,600    Cisco Systems, Inc.*                                                                                 2,069,570
Oil Companies - Integrated - 5.8%
           129,880    BP PLC (ADR)**,#                                                                                     8,624,032
           292,400    Exxon Mobil Corp.                                                                                   16,415,337
            99,557    Suncor Energy, Inc.                                                                                  5,327,239
            21,727    Total S.A. - Class B**,#                                                                             5,452,516
                                                                                                                          35,819,124
Pharmacy Services - 1.0%
           110,690    Caremark Rx, Inc.*                                                                                   5,800,156
Retail - Building Products - 0.8%
           122,410    Home Depot, Inc.                                                                                     5,023,706
Retail - Consumer Electronics - 0.5%
            67,220    Best Buy Company, Inc.                                                                               2,975,157
Retail - Regional Department Stores - 1.2%
           121,430    Federated Department Stores, Inc.                                                                    7,452,159
Retail - Restaurants - 0.4%
            46,255    Yum! Brands, Inc.#                                                                                   2,352,992
Semiconductor Components/Integrated Circuits - 0.4%
            39,893    Linear Technology Corp.                                                                              1,324,846
            34,198    Maxim Integrated Products, Inc.                                                                      1,185,987
                                                                                                                           2,510,833
Soap and Cleaning Preparations - 1.0%
           193,670    Reckitt Benckiser PLC**                                                                              5,851,544
Super-Regional Banks - 0.7%
            95,800    Bank of America Corp.                                                                                4,190,292
Telecommunication Equipment - Fiber Optics - 0.7%
           224,205    Corning, Inc.*                                                                                       4,504,278
Therapeutics - 0.6%
            81,585    Gilead Sciences, Inc.*,#                                                                             3,854,891
Transportation - Railroad - 2.2%
           121,282    Canadian National Railway Co. (U.S. Shares)                                                          8,790,520
            62,685    Union Pacific Corp.#                                                                                 4,336,548
                                                                                                                          13,127,068
Transportation - Services - 0.4%
            24,760    FedEx Corp.                                                                                          2,276,187
Web Portals/Internet Service Providers - 2.2%
            10,555    Google, Inc. - Class A*,#                                                                            3,927,938
           255,745    Yahoo!, Inc.*,#                                                                                      9,454,892
                                                                                                                          13,382,830
Wireless Equipment - 2.1%
           563,845    Motorola, Inc.                                                                                      12,494,805
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $270,527,286)                                                                                   340,185,882
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 13.5%
Aerospace and Defense - 0.1%
   $       725,000    Lockheed Martin Corp., 7.65%, company guaranteed notes, due 5/1/16                                     861,122
Agricultural Operations - 0.2%
           625,000    Monsanto Co., 5.50%, senior unsecured notes, due 7/30/35                                               585,089
           520,000    Monsanto Finance Canada Co., 5.50%, notes, due 7/30/35                                                 483,743
                                                                                                                           1,068,832
Audio and Video Products - 0.3%
         1,495,000    Harman International Industries, Inc., 7.125%, senior notes, due 2/15/07                             1,524,523
Automotive - Cars and Light Trucks - 0.1%
           255,000    Ford Motor Co., 7.45%, notes, due 7/16/31                                                              187,425
           645,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                     561,585
                                                                                                                             749,010
Automotive - Truck Parts and Equipment - Original - 0.1%
           685,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14                               654,175
Beverages - Non-Alcoholic - 0.3%
           560,000    Coca-Cola Enterprises, Inc., 5.375%, notes, due 8/15/06                                                563,247
           880,000    Coca-Cola Enterprises, Inc., 4.375%, notes, due 9/15/09                                                865,377
           595,000    Coca-Cola Enterprises, Inc., 6.125%, notes, due 8/15/11                                                631,530
                                                                                                                           2,060,154
Brewery - 1.5%
         1,770,000    Anheuser-Busch Companies, Inc., 5.375%, notes, due 9/15/08                                           1,798,502
         1,625,000    Anheuser-Busch Companies, Inc., 5.65%, notes, due 9/15/08                                            1,662,568
           300,000    Anheuser-Busch Companies, Inc., 5.125%, notes, due 10/1/08                                             302,933
         1,600,000    Anheuser-Busch Companies, Inc., 5.75%, notes, due 4/1/10                                             1,653,286
           696,000    Anheuser-Busch Companies, Inc., 6.00%, senior notes, due 4/15/11                                       730,916
         2,225,000    Miller Brewing Co., 4.25%, notes, due 8/15/08 (144A)                                                 2,180,569
         1,145,000    Miller Brewing Co., 5.50%, notes, due 8/15/13 (144A)                                                 1,154,152
                                                                                                                           9,482,926
Casino Hotels - 0.5%
         1,890,000    Mandalay Resort Group, 6.50%, senior notes, due 7/31/09                                              1,885,275
         1,325,000    MGM Mirage, Inc., 6.625%, senior unsecured notes, due 7/15/15 (144A)                                 1,285,250
                                                                                                                           3,170,525
Cellular Telecommunications - 0.3%
         1,830,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      1,914,310
Chemicals - Specialty - 0.1%
           535,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                           546,369
Commercial Banks - 0.4%
         1,415,000    Fifth Third Bank, 4.20%, notes, due 2/23/10                                                          1,375,823
         1,245,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     1,273,039
                                                                                                                           2,648,862
Consumer Products - Miscellaneous - 0.1%
           405,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                       391,468
Containers - Metal and Glass - 0.8%
         2,530,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  2,643,850
           275,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14                     258,500
         1,845,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,845,000
                                                                                                                           4,747,350
Diversified Financial Services - 0.4%
         1,463,000    General Electric Capital Corp., 5.35%, notes, due 3/30/06                                            1,468,242
         1,000,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            1,143,763
                                                                                                                           2,612,005
Diversified Operations - 0.6%
         1,285,000    Honeywell International, Inc., 5.125%, notes, due 11/1/06                                            1,288,030
         1,055,000    Honeywell International, Inc., 6.125%, bonds, due 11/1/11                                            1,110,244
           530,000    Tyco International Group S.A., 6.375%, company guaranteed notes, due 10/15/11**                        556,854
           540,000    Tyco International Group S.A., 6.00%, company guaranteed notes, due 11/15/13**                         560,167
                                                                                                                           3,515,295
Electric - Integrated - 1.0%
         1,185,000    CMS Energy Corp., 9.875%, senior notes, due 10/15/07                                                 1,273,875
         2,055,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,975,912
           210,000    Northern States Power Co., 5.25%, first mortgage notes, due 7/15/35                                    197,239
           215,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       205,568
           745,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                       709,106
         1,240,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         1,139,833
           410,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                  364,395
                                                                                                                           5,865,928
Electronic Components - Semiconductors - 1.0%
         1,300,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                       1,300,000
         1,415,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09(a)                                1,446,837
         1,375,000    Freescale Semiconductor, Inc., 6.875%, senior notes, due 7/15/11                                     1,419,688
         1,575,000    Freescale Semiconductor, Inc., 7.125%, senior notes, due 7/15/14                                     1,651,780
                                                                                                                           5,818,305
Electronic Parts Distributors - 0.2%
         1,305,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                1,257,041
Finance - Auto Loans - 0.6%
           515,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                      493,861
           580,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                              572,255
           905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                           854,401
           970,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                             976,028
           965,000    General Motors Acceptance Corp., 6.875%, notes, due 8/28/12                                            929,586
                                                                                                                           3,826,131
Finance - Consumer Loans - 0.3%
         2,060,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   2,037,404
Finance - Investment Bankers/Brokers - 1.0%
           433,000    Charles Schwab Corp., 8.05%, senior notes, due 3/1/10                                                  473,049
         2,494,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                              2,442,346
         1,005,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                       971,382
         2,025,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     1,938,822
                                                                                                                           5,825,599
Food - Diversified - 0.3%
         1,870,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        1,778,866
Food - Wholesale/Distribution - 0.1%
           750,000    Pepsi Bottling Holdings, Inc., 5.625%, company guaranteed notes, due 2/17/09 (144A)                    767,555
Gas - Distribution - 0.1%
           430,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                  432,150
Independent Power Producer - 0.2%
         1,130,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                              1,186,500
Medical - HMO - 0.1%
           596,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                   596,941
Oil Companies - Exploration and Production - 0%
           115,000    El Paso Production Holding Co., 7.75%, company guaranteed notes, due 6/1/13                            118,450
Oil Companies - Integrated - 0.2%
           355,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                             357,663
           715,000    El Paso CGP Co., 7.42%, notes, due 2/15/37                                                             647,075
                                                                                                                           1,004,738
Pipelines - 0.8%
         3,935,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                      3,875,975
           570,000    El Paso Corp., 7.875%, notes, due 6/15/12                                                              581,400
           575,000    El Paso Corp., 7.75%, senior notes, due 1/15/32                                                        570,688
                                                                                                                           5,028,063
Retail - Discount - 0.4%
         1,630,000    Wal-Mart Stores, Inc., 5.45%, senior notes, due 8/1/06                                               1,639,898
           860,000    Wal-Mart Stores, Inc., 4.125%, notes, due 7/1/10                                                       829,904
                                                                                                                           2,469,802
Retail - Major Department Stores - 0.2%
         1,070,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 1,054,976
Retail - Regional Department Stores - 0.1%
           239,000    Neiman Marcus Group, Inc., 6.475%, bank loan, due 3/13/13(a)                                           240,047
           236,000    Neiman Marcus Group, Inc., 6.475%, bank loan, due 3/13/13(a)                                           237,034
                                                                                                                             477,081
Telecommunication Services - 0.3%
         1,850,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                             1,814,471
Telephone - Integrated - 0.3%
           620,000    Qwest Services Corp., 13.50%, secured notes, due 12/15/10                                              708,350
         1,200,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                     1,384,549
                                                                                                                           2,092,899
Television - 0.2%
           900,000    British Sky Broadcasting Group PLC, 6.875%, company guaranteed notes, due 2/23/09**                    945,236
Transportation - Railroad - 0.3%
           515,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                                502,833
         1,035,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              1,120,312
                                                                                                                           1,623,145
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $82,342,088)                                                                                  81,968,207
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.6%
         1,425,000    Fannie Mae, 2.00%, due 1/15/06                                                                       1,418,132
         1,940,000    Fannie Mae, 2.125%, due 4/15/06                                                                      1,921,465
         2,335,000    Fannie Mae, 5.00%, due 1/15/07                                                                       2,345,764
         1,840,000    Fannie Mae, 3.25%, due 11/15/07                                                                      1,790,651
           600,000    Fannie Mae, 2.50%, due 6/15/08                                                                         567,738
         1,025,000    Fannie Mae, 5.25%, due 1/15/09                                                                       1,042,536
           475,000    Fannie Mae, 6.375%, due 6/15/09                                                                        501,186
         1,516,000    Fannie Mae, 5.375%, due 11/15/11                                                                     1,557,169
         3,535,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                    3,494,581
         4,760,000    Freddie Mac, 2.375%, due 4/15/06                                                                     4,718,140
         1,190,000    Freddie Mac, 5.75%, due 4/15/08                                                                      1,219,632
           530,000    Freddie Mac, 5.75%, due 3/15/09                                                                        546,476
           665,000    Freddie Mac, 7.00%, due 3/15/10                                                                        722,793
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $22,198,397)                                                                         21,846,263
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 18.7%
         1,295,000    2.375%, due 8/15/06                                                                                  1,275,474
         4,175,000    3.50%, due 11/15/06                                                                                  4,138,794
         3,560,000    3.00%, due 12/31/06                                                                                  3,503,820
        11,545,000    3.625%, due 4/30/07                                                                                 11,416,470
         2,080,000    3.875%, due 7/31/07                                                                                  2,062,368
           230,000    4.00%, due 9/30/07                                                                                     228,365
         2,479,600    3.625%, due 1/15/08                                                                                  2,594,474
         4,265,000    3.375%, due 2/15/08                                                                                  4,169,703
         3,585,000    5.625%, due 5/15/08                                                                                  3,689,047
         2,625,000    3.75%, due 5/15/08                                                                                   2,583,473
         4,565,000    3.125%, due 4/15/09                                                                                  4,373,663
         4,420,000    6.00%, due 8/15/09                                                                                   4,657,230
         6,515,000    4.00%, due 4/15/10                                                                                   6,390,296
         1,380,000    3.625%, due 6/15/10                                                                                  1,331,592
         2,615,000    3.875%, due 7/15/10                                                                                  2,549,217
         1,795,000    5.75%, due 8/15/10                                                                                   1,893,585
           735,000    4.125%, due 8/15/10                                                                                    723,860
         4,725,000    5.00%, due 8/15/11#                                                                                  4,847,557
         3,090,000    4.25%, due 8/15/14                                                                                   3,017,095
         5,633,289    1.875%, due 7/15/15                                                                                  5,576,077
        12,435,000    4.25%, due 8/15/15                                                                                  12,133,836
         3,754,000    7.25%, due 5/15/16                                                                                   4,555,832
           887,000    8.125%, due 8/15/19                                                                                  1,184,526
         2,934,000    7.875%, due 2/15/21                                                                                  3,900,272
         2,834,000    7.25%, due 8/15/22                                                                                   3,616,561
         3,885,000    6.25%, due 8/15/23                                                                                   4,534,067
         3,891,000    6.00%, due 2/15/26                                                                                   4,473,129
         2,338,000    5.25%, due 2/15/29                                                                                   2,480,380
         1,138,000    6.25%, due 5/15/30                                                                                   1,375,024
         3,955,000    5.375%, due 2/15/31                                                                                  4,313,422
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $114,524,704)                                                                      113,589,209
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.6%
        40,018,871    State Street Navigator Securities Lending Prime Portfolio+ (cost $40,018,871)                       40,018,871
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.7%
$       10,500,000    Nomura Securities International, Inc., 4.05%
                       dated 10/31/05, maturing 11/1/05
                       to be repurchased at $10,501,181
                       collateralized by $67,141,851
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       with a value of $10,710,000
                       (cost $10,500,000)                                                                                 10,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $540,111,346) - 100%                                                                   $   608,108,432
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $    4,026,058              0.7%
Canada                                19,914,536              3.3
France                                10,612,722              1.7
Germany                                2,383,960              0.4
Hong Kong                                746,720              0.1
Luxembourg                             1,117,021              0.2
South Korea                            6,062,483              1.0
Switzerland                           25,567,031              4.2
United Kingdom                        15,420,812              2.5
United States***                     522,257,089             85.9
                                  --------------            -----
Total                             $  608,108,432            100.0%
                                  ==============            =====

*** Includes Short-Term Securities and Other Securities (77.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at October 31, 2005

                                      Currency   Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold        in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                1,065,000     $  1,884,162      $  60,102
British Pound 1/27/06                2,450,000        4,333,169        (17,984)
British Pound 2/23/06                  300,000          530,641         10,859
Euro 12/2/05                           600,000          720,225          8,547
Euro 1/27/06                         5,110,000        6,153,563        114,874
South Korean Won 11/30/05          800,000,000          767,239         24,846
South Korean Won 5/11/06           810,000,000          780,822         (1,975)
--------------------------------------------------------------------------------
Total                                              $ 15,169,821      $ 199,269

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.
(a)         Rate is subject to change. Rate shown reflects current rate.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2005.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                     $  24,521,212
--------------------------------------------------------------------------------

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Agencies - 1.1%
             1,005    Interpublic Group of Companies, Inc.*                                                          $        10,382
Automotive - Cars and Light Trucks - 1.8%
             1,640    Tata Motors, Ltd. (ADR)                                                                                 17,450
Broadcast Services and Programming - 4.3%
               765    Liberty Global, Inc. - Class A*                                                                         18,949
               765    Liberty Global, Inc. - Class C*                                                                         18,146
               835    Liberty Media Corp. - Class A*                                                                           6,655
                                                                                                                              43,750
Building - Mobile Home and Manufactured Homes - 0.8%
               255    Thor Industries, Inc.                                                                                    8,321
Building Products - Cement and Aggregate - 2.1%
               390    Cemex S.A. de C.V. (ADR)                                                                                20,307
Cable Television - 4.1%
             1,495    EchoStar Communications Corp. - Class A*                                                                40,171
Casino Hotels - 3.4%
               180    Harrah's Entertainment, Inc.                                                                            10,886
               350    Station Casinos, Inc.                                                                                   22,435
                                                                                                                              33,321
Commercial Banks - 4.9%
             1,270    ICICI Bank, Ltd. (ADR)                                                                                  30,035
                 1    Mitsubishi UFJ Financial Group, Inc.                                                                    12,455
                 1    Mizuho Financial Group, Inc.                                                                             6,632
                                                                                                                              49,122
Computer Services - 4.9%
             2,250    Ceridian Corp.*                                                                                         49,297
Computers - 1.6%
               270    Apple Computer, Inc.*                                                                                   15,549
Diversified Minerals - 1.4%
               330    Companhia Vale do Rio Doce (ADR)                                                                        13,639
Diversified Operations - 2.2%
               825    Tyco International, Ltd. (U.S. Shares)                                                                  21,772
E-Commerce/Services - 1.1%
               182    Expedia, Inc.*                                                                                           3,420
               282    IAC/InterActiveCorp*                                                                                     7,219
                                                                                                                              10,639
Electronic Components - Semiconductors - 3.8%
             1,615    Advanced Micro Devices, Inc.*                                                                           37,500
Engineering - Research and Development Services - 1.1%
               340    Larsen & Toubro, Ltd.                                                                                   10,557
Enterprise Software/Services - 1.7%
               600    Computer Associates International, Inc.                                                                 16,782
Finance - Investment Bankers/Brokers - 5.5%
             1,625    E*TRADE Financial Corp.*                                                                                30,143
               680    JP Morgan Chase & Co.                                                                                   24,901
                                                                                                                              55,044
Financial Guarantee Insurance - 2.3%
               390    MBIA, Inc.*                                                                                             22,714
Food - Dairy Products - 1.0%
               260    Dean Foods Co.*                                                                                          9,399
Food - Diversified - 0.8%
               782    Cadbury Schweppes PLC**                                                                                  7,696
Independent Power Producer - 2.2%
             1,695    Reliant Energy, Inc.*                                                                                   21,527
Investment Companies - 3.4%
             7,405    Macquarie Airports                                                                                      16,611
             6,448    Macquarie Infrastructure Group                                                                          16,538
                                                                                                                              33,149
Leisure and Recreation Products - 2.0%
             5,228    EMI Group PLC*,**                                                                                       19,803
Machinery - Construction and Mining - 1.6%
               285    Terex Corp.*                                                                                            15,666
Medical - HMO - 2.4%
               435    Coventry Health Care, Inc.*                                                                             23,486
Medical - Nursing Homes - 1.5%
               390    Manor Care, Inc.                                                                                        14,528
Multi-Line Insurance - 0.9%
               295    CNA Financial Corp.*                                                                                     9,083
Oil Companies - Exploration and Production - 2.3%
               385    Chesapeake Energy Corp.                                                                                 12,359
               230    Forest Oil Corp.*                                                                                       10,046
                                                                                                                              22,405
Oil Companies - Integrated - 3.4%
               175    BP PLC (ADR)**                                                                                          11,620
               410    Suncor Energy, Inc. (U.S. Shares)                                                                       21,988
                                                                                                                              33,608
Oil Refining and Marketing - 3.6%
               700    SK Corp.**                                                                                              35,872
Petrochemicals - 3.5%
             1,040    Reliance Industries, Ltd. (GDR)                                                                         34,892
Pipelines - 3.1%
               640    Kinder Morgan Management LLC*                                                                           30,970
Publishing - Periodicals - 1.4%
               945    Playboy Enterprises, Inc. - Class B*                                                                    14,307
Real Estate Operating/Development - 3.3%
             7,000    Capitaland, Ltd.                                                                                        13,142
               290    St. Joe Co.                                                                                             19,126
                                                                                                                              32,268
Reinsurance - 2.3%
                 8    Berkshire Hathaway, Inc. - Class B*                                                                     22,520
REIT - Diversified - 2.1%
               260    Vornado Realty Trust                                                                                    21,060
Retail - Discount - 0.8%
               520    Fred's, Inc.                                                                                             7,748
Retail - Major Department Stores - 2.1%
               410    J.C. Penney Company, Inc.                                                                               20,992
Soap and Cleaning Preparations - 2.5%
               813    Reckitt Benckiser PLC**                                                                                 24,564
Steel - Producers - 1.7%
             2,201    Tata Steel, Ltd.                                                                                        16,558
Television - 3.6%
             2,025    British Sky Broadcasting Group PLC**                                                                    18,280
               380    Sinclair Broadcast Group, Inc. - Class A                                                                 3,150
               265    TVSL SA (U.S. Shares)*                                                                                  14,045
                                                                                                                              35,475
Transportation - Railroad - 0.4%
               100    All America Latina Logistica (GDR)                                                                       3,862
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $987,026) - 100%                                                                       $       987,755
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Australia                         $       33,149              3.4%
Bermuda                                   21,772              2.2
Brazil                                    17,501              1.8
Canada                                    21,988              2.2
India                                    109,492             11.1
Japan                                     19,087              1.9
Luxembourg                                14,045              1.4
Mexico                                    20,307              2.1
Singapore                                 13,142              1.3
South Korea                               35,872              3.6
United Kingdom                            81,963              8.3
United States                            599,437             60.7
                                  --------------            -----
Total                             $      987,755            100.0%
                                  ==============            =====

Forward Currency Contracts
Open at October 31, 2005
                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold         in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                   43,000      $     76,074      $   1,159
South Korean Won 5/11/06            34,800,000            33,546            (84)
--------------------------------------------------------------------------------
Total                                               $    109,620      $   1,075

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                     $ 117,835
--------------------------------------------------------------------------------

Janus Adviser Core Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.8%
Aerospace and Defense - 1.7%
            14,300    Lockheed Martin Corp.                                                                          $       866,008
Applications Software - 3.7%
            73,680    Microsoft Corp.                                                                                      1,893,576
Audio and Video Products - 0.5%
             2,360    Harman International Industries, Inc.                                                                  235,670
Automotive - Cars and Light Trucks - 0.6%
             6,968    BMW A.G.**                                                                                             303,051
Beverages - Non-Alcoholic - 1.5%
            13,220    PepsiCo, Inc.                                                                                          781,038
Broadcast Services and Programming - 1.1%
            18,825    Clear Channel Communications, Inc.                                                                     572,657
Casino Hotels - 1.4%
            11,960    Harrah's Entertainment, Inc.                                                                           723,341
Cellular Telecommunications - 0.7%
            13,580    Nextel Partners, Inc. - Class A*                                                                       341,537
Cosmetics and Toiletries - 2.5%
            22,970    Procter & Gamble Co.                                                                                 1,286,090
Diversified Operations - 6.2%
            51,534    General Electric Co.                                                                                 1,747,517
            21,845    Honeywell International, Inc.                                                                          747,099
            25,315    Tyco International, Ltd. (U.S. Shares)                                                                 668,063
                                                                                                                           3,162,679
E-Commerce/Services - 1.3%
            35,395    Expedia, Inc.*                                                                                         665,072
Electronic Components - Semiconductors - 7.3%
            90,950    Advanced Micro Devices, Inc.*                                                                        2,111,858
             1,038    Samsung Electronics Company, Ltd.                                                                      548,828
            36,450    Texas Instruments, Inc.                                                                              1,040,647
                                                                                                                           3,701,333
Electronic Forms - 1.1%
            17,710    Adobe Systems, Inc.                                                                                    571,148
Enterprise Software/Services - 2.5%
            99,130    Oracle Corp.*                                                                                        1,256,968
Entertainment Software - 0.9%
             8,170    Electronic Arts, Inc.*                                                                                 464,710
Finance - Investment Bankers/Brokers - 8.7%
            27,646    Citigroup, Inc.                                                                                      1,265,634
            36,420    JP Morgan Chase & Co.                                                                                1,333,700
            28,065    Merrill Lynch & Company, Inc.                                                                        1,816,927
                                                                                                                           4,416,261
Food - Canned - 0.7%
            13,160    TreeHouse Foods, Inc.*                                                                                 340,054
Hotels and Motels - 0.4%
             4,250    Four Seasons Hotels, Inc.                                                                              227,928
Machinery - Construction and Mining - 1.8%
            71,000    Komatsu, Ltd.                                                                                          938,047
Medical - Biomedical and Genetic - 1.8%
            16,700    Celgene Corp.*                                                                                         936,870
Medical - Drugs - 6.0%
             5,715    Eli Lilly and Co.                                                                                      284,550
             5,480    Forest Laboratories, Inc.*                                                                             207,747
            29,860    Pfizer, Inc.                                                                                           649,156
            10,349    Roche Holding A.G.                                                                                   1,545,909
             4,932    Sanofi-Aventis**                                                                                       394,839
                                                                                                                           3,082,201
Medical - HMO - 4.6%
            19,990    Aetna, Inc.                                                                                          1,770,314
            10,640    Coventry Health Care, Inc.*                                                                            574,454
                                                                                                                           2,344,768
Networking Products - 0.7%
            19,270    Cisco Systems, Inc.*                                                                                   336,262
Oil - Field Services - 1.0%
             8,335    Halliburton Co.                                                                                        492,599
Oil Companies - Exploration and Production - 3.6%
            11,200    Apache Corp.                                                                                           714,897
            11,755    EnCana Corp. (U.S. Shares)                                                                             539,084
             8,435    EOG Resources, Inc.                                                                                    571,724
                                                                                                                           1,825,705
Oil Companies - Integrated - 11.3%
            11,830    Amerada Hess Corp.                                                                                   1,479,933
            10,490    BP PLC (ADR)**                                                                                         696,536
            30,280    Exxon Mobil Corp.                                                                                    1,699,918
            21,550    Suncor Energy, Inc.                                                                                  1,153,128
             1,085    Total S.A. (ADR)**                                                                                     136,732
             2,669    Total S.A. - Class B**                                                                                 669,801
                                                                                                                           5,836,048
Oil Refining and Marketing - 0.5%
             2,339    Valero Energy Corp.                                                                                    246,156
Reinsurance - 1.1%
               191    Berkshire Hathaway, Inc. - Class B*                                                                    537,665
Retail - Consumer Electronics - 0.7%
             8,640    Best Buy Company, Inc.                                                                                 382,406
Retail - Discount - 0.5%
             4,195    Target Corp.                                                                                           233,620
Retail - Jewelry - 1.4%
            18,135    Tiffany & Co.                                                                                          714,519
Retail - Regional Department Stores - 1.3%
            10,810    Federated Department Stores, Inc.                                                                      663,410
Semiconductor Components/Integrated Circuits - 1.3%
             6,397    Linear Technology Corp.                                                                                212,444
            12,289    Maxim Integrated Products, Inc.                                                                        426,183
                                                                                                                             638,627
Telecommunication Equipment - Fiber Optics - 0.9%
            22,925    Corning, Inc.*                                                                                         460,563
Television - 1.9%
           105,814    British Sky Broadcasting Group PLC**                                                                   955,186
Therapeutics - 2.8%
             5,985    Gilead Sciences, Inc.*                                                                                 282,791
            40,140    MGI Pharma, Inc.*                                                                                      753,027
             7,605    Neurocrine Biosciences, Inc.*                                                                          401,696
                                                                                                                           1,437,514
Transportation - Railroad - 2.8%
            14,165    Canadian National Railway Co. (U.S. Shares)                                                          1,026,679
             6,160    Union Pacific Corp.                                                                                    426,149
                                                                                                                           1,452,828
Transportation - Services - 0.6%
             3,125    FedEx Corp.                                                                                            287,281
Web Portals/Internet Service Providers - 2.9%
            40,690    Yahoo!, Inc.*                                                                                        1,504,309
Wireless Equipment - 0.5%
            14,980    Nokia Oyj (ADR)**                                                                                      251,964
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $39,551,147)                                                                                     47,367,669
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Brewery - 0%
   $         5,000    Anheuser-Busch Companies, Inc., 6.00%, senior notes, due 4/15/11                                         5,251
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $4,981)                                                                                            5,251
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Electronic Components - Semiconductors - 0.7%
               930    Samsung Electronics Company, Ltd.                                                                      378,592
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $331,700)                                                                                        378,592
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.5%
  $      3,300,000    Nomura Securities International, Inc., 4.05%
                       Dated 10/31/05, maturing 11/1/05
                       to be repurchased at $3,300,371
                       collateralized by $21,101,725
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       With a value of $3,366,000
                       (cost $3,300,000)                                                                                   3,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $43,187,828) - 100%                                                                    $    51,051,512
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $      668,063            1.3 %
Canada                                 2,946,819              5.7
Finland                                  251,964              0.5
France                                 1,201,372              2.4
Germany                                  303,051              0.6
Japan                                    938,047              1.8
South Korea                              927,420              1.8
Switzerland                            1,545,909              3.0
United Kingdom                         1,651,722              3.3
United States++                       40,617,145             79.6
                                  --------------            -----
Total                             $   51,051,512            100.0%
                                  ==============            =====

++ Includes Short-Term Securities (73.1% excluding Short-Term Securities)

Forward Currency Contracts
Open at October 31, 2005

                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold         in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                  180,000      $    318,450      $  10,158
British Pound 1/27/06                  115,000           203,394           (844)
British Pound 2/23/06                   10,000            17,688            362
Euro 1/27/06                           450,000           541,899         10,161
--------------------------------------------------------------------------------
Total                                               $  1,081,431      $  19,837
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or mortgage backed securities (with extended settlement dates) as of October 31, 2005 are noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Core Equity Fund                                    $ 3,408,109
--------------------------------------------------------------------------------

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 27.2%
Aerospace and Defense - 0.3%
   $       165,000    Northrop Grumman Corp., 4.079%, notes, due 11/16/06                                            $       163,680
Agricultural Operations - 0.1%
            80,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                              78,469
Brewery - 0.3%
            70,000    Anheuser-Busch Companies, Inc., 6.00%, bonds, due 11/1/41                                               72,430
           120,000    Foster's Finance Corp., 5.125%, notes, due 6/15/15 (144A)                                              115,893
                                                                                                                             188,323
Cable Television - 0.9%
           250,000    Comcast Cable Communications, Inc., 6.20%, notes, due 11/15/08                                         257,357
           250,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                   241,241
                                                                                                                             498,598
Cellular Telecommunications - 0.7%
           125,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                        130,759
            90,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                           95,261
           135,000    Rogers Wireless Communications, Inc., 6.535%, secured notes, due 12/15/10                              139,725
                                                                                                                             365,745
Chemicals - Diversified - 0.1%
            35,000    Duquesne Light Holdings, Inc., 5.50%, notes, due 8/15/15                                                34,198
Chemicals - Specialty - 0.1%
            30,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                          30,351
Commercial Banks - 0.6%
           125,000    Skandinaviska Enskilda Banken AB, 5.471%, subordinated notes, due 3/29/49 (144A)(a)                    122,414
            75,000    Sovereign Bank, 4.00%, deposit notes, due 2/1/08                                                        73,695
           135,000    Sovereign Bank, 5.125%, subordinated notes, due 3/15/13                                                132,365
                                                                                                                             328,474
Computer Services - 0.3%
            80,000    Sungard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)                          81,200
            25,000    Sungard Data Systems, Inc., 4.875%, bonds, due 1/15/14                                                  21,750
            70,000    Sungard Data Systems, Inc., 10.25% senior subordinated notes, due 8/15/15 (144A)                        69,388
                                                                                                                             172,338
Computers - 0.2%
           135,000    IBM Corp., 2.375%, notes, due 11/1/06                                                                  131,947
Computers - Peripheral Equipment - 0%
             4,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A)(a), (b), (e), ss.                                                                              0
Consumer Products - Miscellaneous - 0.2%
           100,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                        96,659
Containers - Metal and Glass - 0.5%
           155,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                                161,975
           100,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 100,000
                                                                                                                             261,975
Cosmetics and Toiletries - 0.9%
           300,000    Gillette Co., 4.125%, senior notes, due 8/30/07(a)                                                     296,469
           200,000    Procter & Gamble Co., 4.75%, senior notes, due 6/15/07                                                 200,337
                                                                                                                             496,806
Diversified Financial Services - 1.2%
            95,000    General Electric Capital Corp., 3.50%, notes, due 5/1/08                                                92,085
           380,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                             363,484
           165,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                            159,474
                                                                                                                             615,043
Diversified Operations - 0.1%
            45,000    Noble Group, Ltd., 6.625%, senior notes, due 3/17/15 (144A)                                             40,751
Electric - Generation - 0.2%
           105,000    Allegheny Energy Supply Company LLC, 8.25%, unsecured notes, due 4/15/12 (144A)(a),ss.                 116,025
Electric - Integrated - 3.5%
           150,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                     155,438
           175,000    Dominion Resources, Inc., 5.125%, senior notes, due 12/15/09                                           174,528
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      124,997
           285,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        308,624
           135,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       129,974
           280,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                             304,852
           145,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                               149,090
           175,000    Southwestern Public Service Co., 5.125%, senior notes, due 11/1/06                                     175,401
           230,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                           231,662
            70,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                   62,214
                                                                                                                           1,816,780
Electronic Components - Semiconductors - 0.1%
            65,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                          65,000
Finance - Auto Loans - 0.4%
           120,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                            118,153
            95,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                        90,818
                                                                                                                             208,971
Finance - Commercial - 0.4%
           235,000    CIT Group, Inc., 3.65%, senior notes, due 11/23/07                                                     229,373
Finance - Consumer Loans - 0.9%
           205,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                    204,050
           150,000    John Deere Capital Corp., 3.625%, notes, due 5/25/07                                                   147,282
           140,000    SLM Corp., 4.92%, notes, due 1/31/14(a)                                                                138,793
                                                                                                                             490,125
Finance - Investment Bankers/Brokers - 0.5%
            75,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13 (144A)                                       73,875
           110,000    Goldman Sachs Group, Inc., 5.125%, notes, due 1/15/15                                                  107,287
           105,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                102,433
                                                                                                                             283,595
Finance - Mortgage Loan Banker - 0.4%
           235,000    Residential Capital Corp., 4.835%, notes, due 6/29/07 (144A)(a)                                        237,249
Food - Diversified - 0.8%
           165,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                       161,586
           255,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                          242,572
                                                                                                                             404,158
Foreign Government - 0.2%
           135,000    United Mexican States, 4.625%, notes, due 10/8/08                                                      133,380
Funeral Services and Related Items - 0%
            12,000    Service Corporation International, 6.00%, senior unsecured notes, due 12/15/05                          12,000
Gas - Distribution - 0.8%
            65,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                   65,325
           120,000    NiSource, Inc., 3.628%, debentures, due 11/1/06                                                        118,390
           225,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                                 250,126
                                                                                                                             433,841
Independent Power Producer - 0.2%
           120,000    NRG Energy, Inc., 8.00%, company guaranteed notes, due 12/15/13                                        130,800
Investment Management and Advisory Services - 0.8%
           185,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                    179,883
           120,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                   117,560
           150,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                   145,656
                                                                                                                             443,099
Leisure, Recreation and Gaming - 0.2%
            90,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                        95,850
Life and Health Insurance - 0.9%
           260,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                                266,587
           230,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                      245,056
                                                                                                                             511,643
Medical - Biomedical and Genetic - 0.2%
            95,000    Genentech, Inc., 4.75%, notes, due 7/15/15 (144A)                                                       91,699
Medical - HMO - 1.1%
            90,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                           89,550
           115,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                          115,863
           280,000    UnitedHealth Group, Inc., 3.30%, senior notes, due 1/30/08                                             270,785
            55,000    WellPoint Health Networks, Inc., 6.375%, notes, due 6/15/06                                             55,554
                                                                                                                             531,752
Medical Labs and Testing Services - 0.1%
            70,000    Quest Diagnostic, Inc., 5.125%, notes, due 11/1/10 (144A)                                               69,862
Motorcycle and Motor Scooter Manufacturing - 0.3%
           175,000    Harley-Davidson, Inc., 3.625%, notes, due 12/15/08 (144A)                                              168,703
Multimedia - 0.7%
            24,000    Entravision Communications Corp., 5.55%, bank loan, due 3/7/13                                          24,195
           120,000    News America, Inc., 6.625%, senior notes, due 1/9/08                                                   123,946
           235,000    Time Warner, Inc., 6.125%, company guaranteed notes, due 4/15/06                                       236,392
                                                                                                                             384,533
Non-Hazardous Waste Disposal - 0.3%
           155,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                               168,521
Office Automation and Equipment - 0.2%
           125,000    Pitney Bowes, Inc., 4.75%, senior notes, due 1/15/16                                                   119,627
Oil Companies - Exploration and Production - 0.6%
            50,000    Chesapeake Energy Corp., 7.50%. senior notes, due 9/15/13                                               53,000
            70,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                      71,651
            47,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                             50,760
            35,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15 (144A)(a)             33,985
            45,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22                        53,775
            60,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                   58,723
                                                                                                                             321,894
Oil Companies - Integrated - 0.9%
           300,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07                                293,756
           210,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                             211,575
                                                                                                                             505,331
Oil Field Machinery and Equipment - 0.3%
           190,000    Cooper Cameron Corp., 2.65%, senior notes, due 4/15/07                                                 183,296
Oil Refining and Marketing - 0.3%
            75,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                     73,052
            70,000    Enterprise Products Operating L.P., Series B, 6.375%, company guaranteed notes, due 2/1/13              72,470
                                                                                                                             145,522
Pipelines - 1.4%
           185,000    Kaneb Pipe Line Operating Partnership L.P., 5.875%, senior notes, due 6/1/13                           188,059
           235,000    Panhandle Eastern Pipe Line Co., 4.80%, senior notes, due 8/15/08                                      232,821
           200,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75%, senior notes, due 3/15/07                           194,283
            65,000    Williams Companies, Inc., 6.375%, notes, due 10/1/10 (144A)                                             64,350
                                                                                                                             679,513
Property and Casualty Insurance - 1.1%
           240,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                                244,976
           255,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                        270,688
            50,000    Selective Insurance Group, Inc., 6.70%, senior notes, due 11/1/35 (144A)                                49,859
                                                                                                                             565,523
Publishing - Periodicals - 0.1%
            45,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                     52,538
Radio - 0.1%
            63,000    XM Satellite Radio Holdings, Inc., 12.00%, secured notes, due 6/15/10                                   70,403
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                                96,688
Retail - Regional Department Stores - 0%
            23,000    Neiman Marcus Group, Inc., 6.475%, bank loan, due 3/13/13                                               23,101
Savings/Loan/Thrifts - 0.3%
            35,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                         34,382
            95,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                 103,940
                                                                                                                             138,322
Special Purpose Banks - 0.3%
           140,000    Rabobank Capital Funding Trust II, 5.26%, bonds, due 12/31/49 (144A)                                   138,641
Special Purpose Entity - 0.8%
           210,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                       230,382
           215,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)(a)                               219,044
                                                                                                                             449,426
Telecommunication Services - 0.1%
            45,000    Qwest Corp., 6.67063%, senior notes, due 6/15/13 (144A)(a)                                              47,475
Telephone - Integrated - 0.7%
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           183,505
           195,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due 7/22/08**           190,107
                                                                                                                             373,612
Transportation - Services - 0.3%
           190,000    FedEx Corp., 2.65%, notes, due 4/1/07                                                                  184,212
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $14,749,280)                                                                                  14,625,440
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.6%
Cable Television - 0.3%
    EUR    110,000    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)**                                146,990
Drug Delivery Systems - 0.3%
    EUR    140,000    Fresenius Finance B.V., 7.75%, company guaranteed notes, due 4/30/09 (144A)**                          177,011
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $298,963)                                                                                          324,001
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 35.9%
                      Fannie Mae:
           243,483     7.00%, due 9/1/14                                                                                     254,248
           218,686     6.00%, due 6/1/17                                                                                     223,761
           181,307     5.00%, due 11/1/18                                                                                    178,978
           311,676     4.50%, due 5/1/19                                                                                     301,625
           326,433     4.50%, due 5/1/19                                                                                     315,907
           138,323     4.50%, due 5/1/19                                                                                     133,863
           115,643     4.00%, due 6/1/19                                                                                     109,665
            67,289     5.50%, due 8/1/19                                                                                      67,766
           575,293     5.00%, due 8/1/19                                                                                     567,731
            41,020     5.50%, due 9/1/19                                                                                      41,355
           219,791     5.50%, due 9/1/19                                                                                     221,348
           175,525     4.00%, due 2/1/20                                                                                     166,403
           111,827     4.50%, due 4/1/20                                                                                     108,182
           416,748     5.50%, due 9/1/24                                                                                     413,924
           280,612     5.00%, due 5/1/25                                                                                     272,311
           176,456     7.00%, due 2/1/32                                                                                     184,869
           154,605     6.50%, due 5/1/32                                                                                     159,659
           610,143     5.50%, due 2/1/33                                                                                     603,125
           270,400     5.50%, due 11/1/33                                                                                    267,186
           304,323     5.00%, due 11/1/33                                                                                    293,922
           174,677     5.50%, due 1/1/34                                                                                     172,601
           296,848     5.50%, due 2/1/34                                                                                     293,075
           740,684     5.00%, due 3/1/34                                                                                     715,370
           331,042     5.00%, due 4/1/34                                                                                     319,256
           113,270     5.00%, due 4/1/34                                                                                     109,399
            62,673     5.00%, due 6/1/34                                                                                      60,442
           102,245     4.50%, due 6/1/34                                                                                      95,661
           544,892     6.00%, due 7/1/34                                                                                     551,062
           101,553     5.00%, due 7/1/34                                                                                      97,938
           169,839     6.50%, due 8/1/34                                                                                     174,668
            81,430     6.00%, due 10/1/34                                                                                     82,149
           600,028     5.50%, due 12/1/34                                                                                    592,404
           118,151     6.50%, due 1/1/35                                                                                     121,541
           195,026     5.50%, due 2/1/35                                                                                     192,708
             6,868     4.50%, due 2/1/35                                                                                       6,426
            93,909     6.00%, due 3/1/35                                                                                      94,915
           156,516     5.50%, due 3/1/35                                                                                     154,452
           176,785     5.00%, due 4/1/35                                                                                     170,175
            66,913     4.50%, due 4/1/35                                                                                      62,520
           196,573     5.50%, due 5/1/35                                                                                     194,286
           394,266     5.00%, due 5/1/35                                                                                     379,524
           272,433     5.50%, due 7/1/35                                                                                     268,841
           141,885     4.694%, due 7/1/35                                                                                    138,929
           253,098     4.43%, due 7/1/35                                                                                     250,376
           126,424     6.00%, due 8/1/35                                                                                     127,785
           102,668     6.00%, due 8/1/35                                                                                     103,771
            79,976     5.00%, due 8/1/35                                                                                      76,985
           123,542     5.00%, due 8/1/35                                                                                     118,923
           117,965     6.00%, due 9/1/35                                                                                     119,229
           107,196     4.326%, due 10/1/35                                                                                   105,837
           235,671     6.005, due 9/1/35                                                                                     238,198
           239,235     5.00%, due 11/15/35(c)                                                                                230,189
                      Federal Home Loan Bank System:
           195,394     4.75%, due 10/25/10                                                                                   194,296
           434,025     5.50%, due 12/1/32                                                                                    429,359
           213,118     5.50%, due 12/1/34                                                                                    210,535
           250,189     5.50%, due 12/1/34                                                                                    247,157
           219,665     6.00%, due 1/1/35                                                                                     221,917
           188,663     4.50%, due 2/1/35                                                                                     176,126
                      Freddie Mac:
           197,065     5.50%, due 1/1/18                                                                                     198,406
           486,084     4.50%, due 2/1/18                                                                                     471,144
           254,589     5.00%, due 9/1/18                                                                                     251,323
           208,075     4.00%, due 4/1/19**                                                                                   196,876
           333,758     5.00%, due 2/1/20                                                                                     329,346
           153,553     5.50%, due 11/1/33                                                                                    151,825
           127,980     6.00%, due 11/1/33                                                                                    129,348
           257,157     6.00%, due 2/1/34                                                                                     260,105
            99,777     5.00%, due 5/1/34                                                                                      96,214
           137,857     5.00%, due 5/1/34                                                                                     132,935
            52,862     6.50%, due 7/1/34                                                                                      54,361
            57,766     6.50%, due 7/1/34                                                                                      59,404
           434,886     5.50%, due 6/1/35                                                                                     429,615
            27,635     6.50%, due 6/1/35                                                                                      28,334
         1,032,410     5.00%, due 7/1/35                                                                                     993,633
           159,226     5.00%, due 8/1/35                                                                                     153,245
           318,184     5.50%, due 9/1/35                                                                                     314,188
           239,062     5.50%, due 9/1/35                                                                                     236,059
           191,689     5.00%, due 10/1/35                                                                                    184,489
                      Ginnie Mae:
           176,864     4.50%, due 10/15/33                                                                                   167,419
           119,361     5.50%, due 11/15/33                                                                                   116,622
           340,140     5.00%, due 4/15/34                                                                                    332,006
           397,566     6.00%, due 10/20/34                                                                                   403,726
           165,400     6.50%, due 2/20/35                                                                                    170,637
           402,780     5.50%, due 3/20/35**                                                                                  401,646
           269,337     5.50%, due 5/20/35                                                                                    268,579
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $19,753,559)                                                                       19,316,338
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Other Services - 0.3%
             3,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    171,730
REIT - Diversified - 0.3%
             6,075    iStar Financial, Inc., 7.875%                                                                          155,399
Savings/Loan/Thrifts - 0.3%
             5,455    Chevy Chase Bank FSB, 8.00%                                                                            147,831
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $481,308)                                                                                        474,960
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 9.4%
                      Fannie Mae:
  $        550,000     5.50%, due 3/15/11                                                                                    566,862
           220,000     6.625%, due 11/15/30                                                                                  264,660
                      Freddie Mac:
         1,315,000     2.75%, due 8/15/06                                                                                  1,297,271
         2,790,000     3.25%, due 11/15/07                                                                                 2,715,172
           240,000     3.875%, due 6/15/08                                                                                   235,272
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $5,185,964)                                                                           5,079,237
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 25.1%
         1,630,000    3.50%, due 11/15/06                                                                                  1,615,864
         1,252,000    3.125%, due 1/31/07                                                                                  1,232,779
           105,000    3.875%, due 7/31/07                                                                                    104,110
           310,000    4.00%, due 9/30/07                                                                                     307,796
           658,000    3.00%, due 2/15/08                                                                                     638,080
           600,000    4.125%, due 8/15/08                                                                                    595,547
           315,000    3.875%, due 9/15/10                                                                                    306,756
           699,312    1.625%, due 1/15/15(d)                                                                                 678,360
           858,000    4.125%, due 5/15/15                                                                                    827,970
           815,000    4.25%, due 8/15/15                                                                                     795,262
           430,000    8.875%, due 8/15/17                                                                                    590,796
           815,000    8.875%, due 2/15/19                                                                                  1,142,528
           426,000    7.25%, due 8/15/22                                                                                     543,633
         1,165,000    6.25%, due 8/15/23                                                                                   1,359,637
           725,000    5.25%, due 2/15/29                                                                                     769,151
           940,000    6.25%, due 5/15/30                                                                                   1,135,784
           828,000    5.375%, due 2/15/31**                                                                                  903,038
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $13,756,562)                                                                        13,547,091
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
           500,000    Nomura Securities International, Inc., 4.05%
                       Dated 10/31/05, maturing 11/1/05
                       to be repurchased at $500,056
                       collateralized by $3,197,231
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       With a value of $510,000
                       (cost $500,000)                                                                                       500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $54,725,636) - 100%                                                                    $    53,867,067
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Australia                         $      115,893              0.2%
Belgium                                  146,990              0.3
Bermuda                                   40,751              0.1
Canada                                   433,481              0.8
Cayman Islands                           219,044              0.4
Mexico                                   221,140              0.4
Netherlands                              367,118              0.7
Qatar                                     58,723              0.1
Sweden                                   122,414              0.2
United States++                       52,141,513             96.8
                                  --------------            -----
  Total                           $   53,867,067            100.0%
                                  ==============            =====

++ Includes Short-Term Securities (95.9% excluding Short-Term Securities)

Forward Currency Contracts
Open at October 31, 2005

--------------------------------------------------------------------------------
                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold         in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/27/06                           255,000      $    307,076      $   5,732
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Financial Futures - Short
                               U.S. Treasury - 10-year
5 Contracts                    Note
                                  expires December 2005, principal
                                  amount $547,616, value $542,266
                                  cumulative depreciation................$5,350
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

(a)               Rate is subject to change. Rate shown reflects current rate.

(b) Security is a defaulted security in Janus Adviser Flexible Bond Fund with accrued interest in the amount $160 that was written-off December 10, 2001.

(c)               Security is traded on a "to-be-announced" basis.

(d)               Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).

(e) Schedule of Fair Valued Securities
as of October 31, 2005                                       Value as a % of
                                          Value           Investment Securities
--------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%,
   convertible senior
   subordinated debentures,
   due 5/1/03(144A)                         $ --                   0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                  Value as a %
                                                                                                                       of
                                                                    Acquisition      Acquisition                   Investment
                                                                        Date             Cost          Value       Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Allegheny Energy Supply Company LLC, 8.25%
    unsecured notes, due 4/15/12 (144A)                          3/24/04 - 05/11/04      $102,975       $116,025          0.2%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                     4/25/03 - 5/21/03        261,236        266,587          0.5%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)(e)                                               3/6/00                 345             --          0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         $364,556       $382,612          0.7%
------------------------------------------------------------------------------------------------------------------------------------

The fund has registration rights for certain restricted securities held as of October 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or mortgage backed securities (with extended settlement dates) as of October 31, 2005 are noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                 $ 1,130,748
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2005.

Janus Adviser Foreign Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.9%
Advertising Services - 1.7%
             6,758    WPP Group PLC                                                                                  $        66,387
Audio and Video Products - 0.8%
               900    Sony Corp.                                                                                              29,070
Beverages - Wine and Spirits - 2.2%
             5,502    Diageo PLC                                                                                              81,317
Brewery - 2.0%
             2,328    Heineken N.V.                                                                                           73,740
Broadcast Services and Programming - 1.3%
               660    Grupo Televisa S.A. (ADR)                                                                               48,246
Cable Television - 2.4%
             4,396    Shaw Communications, Inc. - Class B                                                                     88,769
Cellular Telecommunications - 2.5%
            35,894    Vodafone Group PLC                                                                                      94,187
Chemicals - Diversified - 1.3%
             1,141    Akzo Nobel N.V.                                                                                         49,214
Chemicals - Specialty - 5.9%
               152    Givaudan S.A.                                                                                           97,966
             1,177    Syngenta A.G.*                                                                                         126,157
                                                                                                                             224,123
Distribution/Wholesale - 2.1%
            11,500    Esprit Holdings, Ltd.                                                                                   81,072
Diversified Operations - 8.7%
             8,000    Hutchison Whampoa, Ltd.                                                                                 75,747
             1,187    Louis Vuitton Moet Hennessy S.A.                                                                        96,094
             4,427    Smiths Group PLC                                                                                        71,502
             3,170    Tyco International, Ltd. (U.S. Shares)                                                                  83,656
                                                                                                                             326,999
Diversified Operations - Commercial Services - 2.9%
            40,215    Rentokil Initial PLC                                                                                   109,262
Electronic Components - Miscellaneous - 3.1%
             4,436    Koninklijke (Royal) Philips Electronics N.V.                                                           115,896
Food - Diversified - 2.1%
               262    Nestle S.A.                                                                                             78,030
Hotels and Motels - 3.7%
               926    Accor S.A.                                                                                              46,233
             2,850    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                           92,710
                                                                                                                             138,943
Insurance Brokers - 5.4%
             5,500    Willis Group Holdings, Ltd.                                                                            204,270
Machinery - Pumps - 3.0%
             2,243    Pfeiffer Vacuum Technology A.G.                                                                        113,896
Medical - Drugs - 5.2%
             3,783    GlaxoSmithKline PLC                                                                                     98,363
             1,800    Takeda Pharmaceutical Company, Ltd.                                                                     98,342
                                                                                                                             196,705
Miscellaneous Manufacturing - 1.9%
            39,894    FKI PLC                                                                                                 72,025
Multimedia - 2.6%
             3,105    Vivendi Universal S.A.                                                                                  97,793
Oil Companies - Integrated - 4.0%
             6,568    BP PLC                                                                                                  72,542
               309    Total S.A. - Class B                                                                                    77,546
                                                                                                                             150,088
Property and Casualty Insurance - 11.1%
                 8    Millea Holdings, Inc.                                                                                  143,630
            33,000    Nipponkoa Insurance Company, Ltd.                                                                      276,394
                                                                                                                             420,024
Publishing - Books - 2.0%
             5,725    Reed Elsevier N.V.                                                                                      77,119
Publishing - Newspapers - 1.2%
            16,677    Independent News & Media PLC                                                                            45,170
Publishing - Periodicals - 0.9%
             1,785    Wolters Kluwer N.V.                                                                                     33,094
Rubber/Plastic Products - 2.2%
             5,000    Tenma Corp.                                                                                             84,185
Television - 3.7%
            15,497    British Sky Broadcasting Group PLC                                                                     139,892
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,406,093)                                                                                       3,239,516
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Soap and Cleaning Preparations - 0.9%
               382    Henkel KGaA (cost $23,886)                                                                              32,770
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 13.2%
          $500,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $500,056
                         collateralized by $3,197,231
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $510,000
                         (cost $500,000)                                                                                     500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,929,979) - 100%                                                                     $     3,772,286
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $      368,998              9.8%
Canada                                   181,479              4.8%
France                                   317,666              8.4%
Germany                                  146,666              3.9%
Hong Kong                                 75,747              2.0%
Ireland                                   45,170              1.2%
Japan                                    631,621             16.7%
Mexico                                    48,246              1.3%
Netherlands                              349,063              9.3%
Switzerland                              302,153              8.0%
United Kingdom                           805,477             21.4%
United States++                          500,000             13.2%
                                  --------------            -----
Total                             $    3,772,286            100.0%
                                  ==============            =====

++Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.0%
Athletic Footwear - 4.0%
           751,465    NIKE, Inc. - Class B                                                                           $    63,160,633
Casino Hotels - 1.5%
           381,675    Harrah's Entertainment, Inc.                                                                        23,083,704
Chemicals - Specialty - 1.4%
           210,212    Syngenta A.G.*                                                                                      22,531,740
Computers - 1.7%
           428,490    Research In Motion, Ltd. (U.S. Shares)*,#                                                           26,347,850
Cosmetics and Toiletries - 2.7%
           746,980    Procter & Gamble Co.                                                                                41,823,410
E-Commerce/Services - 3.5%
         1,405,480    eBay, Inc.*                                                                                         55,657,008
Entertainment Software - 4.2%
         1,153,720    Electronic Arts, Inc.*                                                                              65,623,594
Finance - Consumer Loans - 1.0%
           272,735    SLM Corp.#                                                                                          15,144,975
Finance - Investment Bankers/Brokers - 1.9%
           241,885    Goldman Sachs Group, Inc.                                                                           30,567,007
Medical - Biomedical and Genetic - 8.6%
           818,845    Celgene Corp.*                                                                                      45,937,205
           985,740    Genentech, Inc.*,#                                                                                  89,308,044
                                                                                                                         135,245,249
Medical - HMO - 15.4%
         1,180,340    Aetna, Inc.                                                                                        104,530,910
         2,387,090    UnitedHealth Group, Inc.                                                                           138,188,640
                                                                                                                         242,719,550
Medical Instruments - 1.8%
           506,930    Medtronic, Inc.#                                                                                    28,722,654
Oil Companies - Exploration and Production - 5.8%
           772,420    Apache Corp.                                                                                        49,303,568
           370,220    EnCana Corp. (U.S. Shares)                                                                          16,978,289
           359,638    EOG Resources, Inc.                                                                                 24,376,264
                                                                                                                          90,658,121
Oil Companies - Integrated - 14.6%
           178,400    Amerada Hess Corp.                                                                                  22,317,840
           754,720    BP PLC (ADR)#                                                                                       50,113,408
         1,328,110    ConocoPhillips                                                                                      86,831,831
           368,315    Exxon Mobil Corp.                                                                                   20,677,204
           629,415    Occidental Petroleum Corp.#                                                                         49,648,255
                                                                                                                         229,588,538
Oil Refining and Marketing - 1.2%
           187,925    Valero Energy Corp.                                                                                 19,777,227
Optical Supplies - 2.3%
           276,420    Alcon, Inc. (U.S. Shares)#                                                                          36,736,218
Radio - 1.9%
         1,035,530    XM Satellite Radio Holdings, Inc. - Class A*,#                                                      29,854,330
Retail - Auto Parts - 2.5%
         1,034,852    Advance Auto Parts, Inc.*                                                                           38,806,950
Retail - Building Products - 1.5%
           391,395    Lowe's Companies, Inc.                                                                              23,785,074
Retail - Restaurants - 0.5%
           257,195    Starbucks Corp.*,#                                                                                   7,273,475
Soap and Cleaning Preparations - 0.9%
           477,461    Reckitt Benckiser PLC                                                                               14,426,004
Super-Regional Banks - 3.4%
           902,440    Wells Fargo & Co.#                                                                                  54,326,888
Web Portals/Internet Service Providers - 4.7%
           127,125    Google, Inc. - Class A*,#                                                                           47,308,298
           747,200    Yahoo!, Inc.*                                                                                       27,623,984
                                                                                                                          74,932,282
Wireless Equipment - 1.0%
           381,040    QUALCOMM, Inc.#                                                                                     15,150,150
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $991,099,012)                                                                                 1,385,942,631
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.2%
        34,204,596    State Street Navigator Securities Lending
                         Prime Portfolio+ (cost $34,204,596)                                                              34,204,596
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 5.3%
       $50,700,000    Citigroup Global Markets Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $50,705,704
                         collateralized by $62,680,044
                         in U.S. Government Agencies
                         0% - 5.00%, 3/1/34 - 8/1/35
                         with a value of $51,714,000                                                                      50,700,000

        33,300,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $33,303,746
                         collateralized by $212,935,585
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $33,966,000                                                                      33,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $84,000,000)
            84,000,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.5%
        71,200,000    Societe Generale, ETD
                         4.00%, 11/1/05 (cost $71,200,000)                                                                71,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,180,503,608) - 100%                                                                 $ 1,575,347,227
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Canada                            $   43,326,139              2.7%
Switzerland                           59,267,958              3.8%
United Kingdom                        64,539,412              4.1%
United States++                    1,408,213,718             89.4%
                                  --------------            -----
Total                             $1,575,347,227            100.0%
                                  ==============            =====

++ Includes Short-Term Securities and Other Securities (77.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.2%
Advertising Sales - 0.1%
             4,505    Lamar Advertising Co.*                                                                         $       201,013
Applications Software - 2.8%
           273,240    Microsoft Corp.                                                                                      7,022,268
Audio and Video Products - 0.6%
            15,615    Harman International Industries, Inc.                                                                1,559,314
Beverages - Non-Alcoholic - 2.0%
            87,211    PepsiCo, Inc.                                                                                        5,152,426
Broadcast Services and Programming - 1.4%
           112,505    Clear Channel Communications, Inc.                                                                   3,422,402
Building - Residential and Commercial - 0.5%
             1,830    NVR, Inc.*                                                                                           1,254,465
Cable Television - 0.8%
            77,942    Comcast Corp. - Special Class A*                                                                     2,136,390
Casino Hotels - 0.8%
            31,390    Harrah's Entertainment, Inc.                                                                         1,898,467
Computers - 2.1%
           192,115    Hewlett-Packard Co.                                                                                  5,386,905
Computers - Memory Devices - 0.4%
            72,040    EMC Corp.*                                                                                           1,005,678
Cosmetics and Toiletries - 2.5%
           111,810    Procter & Gamble Co.                                                                                 6,260,242
Dental Supplies and Equipment - 0.4%
           125,590    Align Technology, Inc.*                                                                                926,854
Diversified Operations - 5.7%
           150,552    General Electric Co.                                                                                 5,105,219
            57,320    Honeywell International, Inc.                                                                        1,960,344
           927,000    Melco International Development, Ltd.                                                                  890,875
           138,786    Smiths Group PLC                                                                                     2,241,574
           162,370    Tyco International, Ltd. (U.S. Shares)                                                               4,284,944
                                                                                                                          14,482,956
Electric - Generation - 0.2%
            36,510    AES Corp.*                                                                                             580,144
Electronic Components - Semiconductors - 8.0%
           437,110    Advanced Micro Devices, Inc.*,#                                                                     10,149,694
             4,885    Samsung Electronics Company, Ltd.                                                                    2,582,874
            17,307    Samsung Electronics Company, Ltd. (GDR)                                                              4,620,969
            98,925    Texas Instruments, Inc.                                                                              2,824,309
                                                                                                                          20,177,846
Enterprise Software/Services - 1.9%
           389,445    Oracle Corp.*                                                                                        4,938,163
Entertainment Software - 1.6%
            73,050    Electronic Arts, Inc.*                                                                               4,155,084
Finance - Investment Bankers/Brokers - 4.1%
           131,010    Citigroup, Inc.                                                                                      5,997,637
           116,530    JP Morgan Chase & Co.                                                                                4,267,329
                                                                                                                          10,264,966
Finance - Mortgage Loan Banker - 0.7%
            37,850    Fannie Mae                                                                                           1,798,632
Food - Canned - 0.5%
            44,863    TreeHouse Foods, Inc.*                                                                               1,159,260
Food - Dairy Products - 1.2%
            86,390    Dean Foods Co.*                                                                                      3,122,999
Hotels and Motels - 0.7%
            33,420    Four Seasons Hotels, Inc.                                                                            1,792,315
Industrial Automation and Robotics - 1.1%
            54,715    Rockwell Automation, Inc.                                                                            2,908,102
Medical - Drugs - 5.2%
            34,290    Eli Lilly and Co.                                                                                    1,707,299
            91,735    Pfizer, Inc.                                                                                         1,994,319
            41,670    Roche Holding A.G.**                                                                                 6,224,564
            41,702    Sanofi-Aventis **,#                                                                                  3,338,519
                                                                                                                          13,264,701
Medical - HMO - 5.4%
            59,280    Aetna, Inc.                                                                                          5,249,837
           146,435    UnitedHealth Group, Inc.                                                                             8,477,122
                                                                                                                          13,726,959
Networking Products - 1.4%
           209,600    Cisco Systems, Inc.*                                                                                 3,657,520
Oil - Field Services - 0.9%
            39,765    Halliburton Co.                                                                                      2,350,112
Oil Companies - Exploration and Production - 3.5%
            21,880    Apache Corp.                                                                                         1,396,600
           128,524    EnCana Corp. (U.S. Shares)                                                                           5,894,111
            23,705    EOG Resources, Inc.                                                                                  1,606,725
                                                                                                                           8,897,436
Oil Companies - Integrated - 8.9%
            24,615    Amerada Hess Corp.                                                                                   3,079,337
           155,775    Exxon Mobil Corp.                                                                                    8,745,208
            88,090    Petro-Canada                                                                                         3,069,837
           144,479    Suncor Energy, Inc.                                                                                  7,730,989
                                                                                                                          22,625,371
Pharmacy Services - 1.4%
            65,910    Caremark Rx, Inc.*                                                                                   3,453,684
Pipelines - 0.9%
            24,195    Kinder Morgan, Inc.#                                                                                 2,199,326
Retail - Consumer Electronics - 1.0%
            59,165    Best Buy Company, Inc.                                                                               2,618,643
Retail - Pet Food and Supplies - 0.9%
            95,570    PETsMART, Inc.                                                                                       2,245,895
Semiconductor Components/Integrated Circuits - 2.0%
            74,945    Linear Technology Corp.                                                                              2,488,923
            75,416    Maxim Integrated Products, Inc.                                                                      2,615,427
                                                                                                                           5,104,350
Shipbuilding - 0.7%
            91,360    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               1,820,199
Super-Regional Banks - 1.7%
            27,190    Fifth Third Bancorp                                                                                  1,092,222
           107,257    U.S. Bancorp                                                                                         3,172,662
                                                                                                                           4,264,884
Television - 1.7%
           466,740    British Sky Broadcasting Group PLC                                                                   4,213,275
Therapeutics - 0.7%
            33,290    Neurocrine Biosciences, Inc.*                                                                        1,758,378
Tobacco - 1.0%
            34,800    Altria Group, Inc.                                                                                   2,611,740
Toys - 1.0%
           145,100    Marvel Entertainment, Inc.*,#                                                                        2,553,760
Transportation - Railroad - 1.0%
            34,310    Canadian National Railway Co. (U.S. Shares)                                                          2,486,789
Web Portals/Internet Service Providers - 2.0%
           138,060    Yahoo!, Inc.*                                                                                        5,104,078

Wireless Equipment - 0.8%
           123,590    Nokia Oyj (ADR)**                                                                                    2,078,784
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $168,858,709)                                                                                   208,642,775
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 7.5%
Electronic Components - Semiconductors - 0.7%
             4,520    Samsung Electronics Company, Ltd.                                                                    1,840,038
Finance - Investment Bankers/Brokers - 5.2%
            15,735    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 8.50%(a)                               1,960,564
            14,765    Goldman Sachs Group, Inc., convertible, (Big Sky Transportation), 9.00%(a)                           1,499,238
             7,370    Goldman Sachs Group, Inc., convertible, (Big Sky Transportation), 9.65%(a)                             743,353
            21,900    Goldman Sachs Group, Inc., convertible, (Pixar), 10.60%(a)                                           1,001,290
           104,629    Lehman Brothers Holdings, Inc., convertible, (Corning, Inc.), 24.25%(a)                              1,917,850
            23,460    Merrill Lynch & Company, Inc., convertible, (EnCana Corp. - U.S. Shares), 20.00% (144A) ss.          1,116,931
            18,715    Merrill Lynch & Company, Inc., convertible, (Valero Energy Corp.), 19.04% (144A) ss.                 1,935,505
            19,091    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 7.25%(a)                              935,841
            43,370    Morgan Stanley Co., convertible, (NVIDIA Corp.), 14.30% (144A) ss.                                   1,122,416
           133,720    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A) ss.                     787,611
                                                                                                                          13,020,599
Multi-Line Insurance - 0.5%
            55,850    XL Capital, Ltd., convertible, 6.50% #                                                               1,200,217
Oil Companies - Integrated - 1.1%
            26,750    Amerada Hess Corp., convertible, 7.00%                                                               2,850,480
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $17,391,126)                                                                                  18,911,334
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.9%
        12,488,405    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $12,488,405)                                                             12,488,405
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 5.4%
$       13,700,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $13,701,541
                         collateralized by $87,604,130
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $13,974,000
                         (cost $13,700,000)                                                                               13,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $212,438,240) - 100%                                                                   $   253,742,514
====================================================================================================================================

                        Summary of Investments by Country
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $    4,284,944              1.7%
Canada                                20,974,041              8.3
Cayman Islands                         1,200,217              0.5
Finland                                2,078,784              0.8
France                                 3,338,519              1.3
Hong Kong                                890,875              0.3
South Korea                           10,864,080              4.3
Switzerland                            6,224,564              2.5
United Kingdom                         6,454,849              2.5
United States***                     197,431,641             77.8
                                  --------------            -----
Total                             $  253,742,514            100.0%
                                  ==============            =====

*** Includes Short-Term Securities and Other Securities (67.5% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at October 31, 2005

                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold         in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------

Euro 12/2/05                           200,000      $    240,075      $   2,849
Euro 1/27/06                         1,175,000         1,414,958         26,594
Swiss Franc 1/27/06                  1,060,000           829,321         11,027
Swiss Franc 2/23/06                  1,325,000         1,039,305         33,570
--------------------------------------------------------------------------------
Total                                               $  3,523,659      $  74,040

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.
(a)         Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities                                                                 Value as a %
                                                                                                                        of
                                                                    Acquisition      Acquisition                        Net
                                                                        Date             Cost          Value           Assets
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch & Company, Inc.
   convertible, (EnCana Corp. - U.S. Shares), 20.00% (144A)         10/18/05         $1,143,311       $ 1,116,931        0.4%
Merrill Lynch & Company, Inc.
   convertible, (Valero Energy Corp.), 19.04% (144A)                 10/6/05          1,903,316         1,935,505        0.8%
Morgan Stanley Co.
   convertible, (NVIDIA Corp.), 14.30% (144A)                        4/28/05            940,262         1,122,416        0.5%
Morgan Stanley Co.
   convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)         8/3/05            921,331           787,611        0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     $4,908,220        $4,962,463        2.0%
------------------------------------------------------------------------------------------------------------------------------------

The funds have registration rights for certain restricted securities held as of October 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or mortgage backed securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                              $ 9,009,992
--------------------------------------------------------------------------------

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 95.2%
Advanced Materials/Products - 0.2%
   $         5,000    Hexcel Corp., 6.75%, senior subordinated notes, due 2/1/15                                     $         4,900
Advertising Sales - 0.2%
             5,000    Lamar Media Corp., 6.625%, senior subordinated notes, due 8/15/15 (144A)                                 5,038
Aerospace and Defense - Equipment - 1.5%
            10,000    BE Aerospace, Inc., 8.50%, senior notes, due 10/1/10                                                    10,825
            25,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                                  23,750
                                                                                                                              34,575
Agricultural Chemicals - 0.2%
             5,000    IMC Global, Inc.- Series B, 10.875%, company guaranteed notes, due 6/1/08                                5,594
Airlines - 0.7%
            15,000    AMR Corp., 9.00%, debentures, due 8/1/12                                                                10,350
             5,000    Delta Air Lines, Inc., 0%, bank loan, due 3/27/08+                                                       5,142
                                                                                                                              15,492
Apparel Manufacturers - 0.4%
             5,000    Levi Strauss & Co., 12.25%, senior notes, due 12/15/12                                                   5,488
             5,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15                                                     5,050
                                                                                                                              10,538
Automotive - Cars and Light Trucks - 0.3%
             5,000    Ford Motor Co., 7.25% notes, due 10/1/08                                                                 4,625
             4,000    Ford Motor Co., 7.45% notes, due 7/16/31                                                                 2,940
                                                                                                                               7,565
Automotive - Truck Parts and Equipment - Original - 0.8%
             6,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14                                 5,730
             3,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13                                                  3,225
             5,000    Visteon Corp., 8.25%, senior notes, due 8/1/10                                                           4,619
             5,000    Visteon Corp., 7.00%, senior notes, due 3/10/14                                                          4,250
                                                                                                                              17,824
Automotive - Truck Parts and Equipment - Replacement - 0.2%
             7,000    Affinia Group, Inc., 9.00%, company guaranteed notes, due 11/30/14 (144A)ss.                             5,425
Building - Heavy Construction - 0.2%
             5,000    Ahern Rentals, Inc., 9.25%, secured notes, due 8/15/13 (144A)                                            5,075
Building - Residential and Commercial - 2.9%
            20,000    D.R. Horton, Inc., 8.50%, company guaranteed notes, due 4/15/12                                         21,451
             5,000    K. Hovnanian Enterprises, Inc., 6.50% company guaranteed notes, due 1/15/14                              4,660
             8,000    KB Home, 6.25%, senior notes, due 6/15/15                                                                7,526
             5,000    Meritage Homes Corp., 6.255%, company guaranteed notes, due 3/15/15                                      4,350
            15,000    WCI Communities, Inc., 10.625%, company guaranteed notes, due 2/15/11                                   15,769
            15,000    William Lyon Homes, Inc., 10.75%, company guaranteed notes, due 4/1/13                                  15,713
                                                                                                                              69,469
Building and Construction Products - Miscellaneous - 0.1%
             5,000    NTK Holdings, Inc., 0%, senior discount notes, due 3/1/14                                                3,000
Building Products - Air and Heating - 0.2%
             5,000    Goodman Global Holding Company, Inc., 7.875%, senior subordinated notes
                      due 12/15/12 (144A)                                                                                      4,700
Building Products - Cement and Aggregate - 0.2%
             5,000    Texas Industries, Inc., 7.25%, senior notes, due 7/15/13 (144A)                                          5,200
Cable Television - 1.9%
            12,000    CCH I LLC, 11.00%, secured notes, due 10/1/15 (144A)                                                    10,860
            15,000    Charter Communications Holdings II, 10.25%, senior notes, due 9/15/10                                   15,037
             5,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12(144A)                             5,019
            15,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior notes, due 1/15/13                                   14,663
                                                                                                                              45,579
Casino Hotels - 2.3%
            15,000    MGM Mirage, Inc., 8.375%, company guaranteed notes, due 2/1/11                                          15,863
             5,000    MGM Mirage, Inc., 6.625%, senior unsecured notes, due 7/15/15 (144A)                                     4,850
            21,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15                                     20,343
            15,000    Wynn Las Vegas LLC, 6.625%, first mortgage notes, due 12/1/14                                           14,288
                                                                                                                              55,344
Casino Services - 1.7%
            25,000    Virgin River Casino Corp., 9.00%, secured notes, due 1/15/12 (144A)+                                    25,750
            20,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13(144A)ss.                          14,200
                                                                                                                              39,950
Cellular Telecommunications - 4.2%
             5,000    Centennial Communications Corp., 10.125%, company guaranteed notes
                      due 6/15/13                                                                                              5,588
             5,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                        5,400
             5,000    Dobson Communications Corp., 0%, senior notes, due 10/15/12 (144A)+                                      4,813
             6,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13                                           5,865
            20,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                         20,920
            20,000    Nextel Communications, Inc., 5.95%, senior notes, due 3/15/14                                           20,061
            15,000    Rogers Cantel, Inc., 9.75%, debentures, due 6/1/16                                                      17,963
                                                                                                                              80,610
Chemicals - Diversified - 4.2%
             5,000    Huntsman Company LLC, 11.50%, company guaranteed notes, due 7/15/12                                      5,656
            10,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                    10,475
            20,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                    20,950
            35,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12                                              39,024
            10,000    Nova Chemicals Corp., 6.50%, senior notes, due 1/15/12                                                   9,550
             2,000    Nova Chemicals Corp., 0%, senior notes, due 11/15/13 (144A)+                                             2,020
                                                                                                                              87,675
Chemicals - Plastics - 0.2%
             5,000    Resolution Performance Products LLC, 13.50%, senior subordinated notes
                      due 11/15/10                                                                                             5,269
Chemicals - Specialty - 2.1%
            30,000    Equistar Chemicals L.P., 6.50%, notes, due 2/15/06                                                      30,000
            20,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                            20,425
                                                                                                                              50,425
Consumer Products - Miscellaneous - 1.8%
            25,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12                                               25,250
            12,000    Playtex Products, Inc., 9.375%, company guaranteed notes, due 6/1/11                                    12,420
             5,000    Prestige Brands, Inc., 9.25%, senior subordinated notes, due 4/15/12                                     5,050
                                                                                                                              42,720
Containers - Metal and Glass - 3.7%
            10,000    Crown European Holdings S.A., 10.875%, secured notes, due 3/1/13                                        11,775
            30,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes
                      due 2/15/09                                                                                             31,349
            20,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes
                      due 5/15/13                                                                                             20,400
            20,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                                  20,300
             3,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                     2,880
                                                                                                                              86,704
Containers - Paper and Plastic - 1.2%
            10,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                      9,600
            15,000    Graham Packaging Co., 9.875%, subordinated notes, due 10/15/14                                          14,025
             5,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14                             4,438
                                                                                                                              28,063
Dialysis Centers - 0.2%
             5,000    National Nephrology Associates, Inc., 9.00%, company guaranteed notes, due
                      11/1/11 (144A)                                                                                           5,525
Diversified Operations - 1.8%
            20,000    J.B. Poindexter & Company, Inc., 8.75%, company guaranteed notes, due 3/15/14                           17,700
             8,000    Jacuzzi Brands, Inc., 9.625%, secured notes, due 7/1/10                                                  8,360
             5,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                       5,150
            10,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14                               8,750
               722    Walter Industries, Inc., 5.86%, bank loan, due 9/30/12+                                                    732
               722    Walter Industries, Inc., 6.21625%, bank loan, due 9/30/12+                                                 732
               181    Walter Industries, Inc., 6.05438%, bank loan, due 9/30/12+                                                 183
                                                                                                                              41,607
Electric - Generation - 4.4%
            15,000    AES Corp., 9.00%, secured notes, due 5/15/15 (144A)                                                     16,275
            10,000    AES Corp., 8.875%, senior notes, due 2/15/11                                                            10,700
            15,000    Allegheny Energy Supply Company LLC, 8.25%, unsecured notes, due 4/15/12 (144A)+,ss.                    16,575
            15,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                          16,125
            15,000    Edison Mission Energy, 7.73%, senior notes, due 6/15/09**                                               15,563
             1,600    LSP-Kendall Energy LLC, 5.94%, bank loan, due 9/22/13+                                                   1,592
            25,000    Texas Genco Holdings, Inc., 6.875%, senior notes, due 12/15/14 (144A)                                   26,749
                                                                                                                             103,579
Electric - Integrated - 5.0%
            10,000    CMS Energy Corp., 9.875%, senior notes, due 10/15/07                                                    10,750
            20,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                      20,724
            15,000    CMS Energy Corp., 6.30%, senior notes, due 2/1/12                                                       14,888
            40,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                        46,299
             5,000    PSE&G Energy Holdings LLC, 8.50%, senior notes, due 6/15/11                                              5,331
            15,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                   13,332
             5,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                             4,509
                                                                                                                             115,833
Electronic Components - Semiconductors - 2.2%
            25,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                          25,000
            10,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09+                                     10,225
            15,000    Freescale Semiconductor, Inc., 7.125%, senior notes, due 7/15/14                                        15,731
                                                                                                                              50,956
Electronic Parts Distributors - 0.2%
             5,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                                    4,816
Electronics - Military - 0.2%
             5,000    L-3 Communications Corp., 3.00% bonds, due 8/1/35 (144A)                                                 5,025
Finance - Auto Loans - 1.6%

            25,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                              25,155
             3,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                                2,951
             9,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31                                               9,291
                                                                                                                              37,397
Finance - Investment Bankers/Brokers - 0.2%
             5,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14                               5,500
Finance - Other Services - 0.4%
            10,000    Alamosa Delaware, Inc., 8.50%, senior notes, due 1/31/12                                                10,375
Food - Diversified - 0.9%
             5,000    Doane Pet Care Co., 10.625%, senior subordinated notes, due 11/15/15 (144A)                              5,063
            15,000    Wornick Co., 10.875%, secured notes, due 7/15/11                                                        15,375
                                                                                                                              20,438
Food - Retail - 0.2%
             5,000    Delhaize America, Inc., 9.00%, company guaranteed notes, due 4/15/31                                     5,596
Gambling-Non Hotel - 1.5%
            20,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                             19,850
            15,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                    16,350
                                                                                                                              36,200
Gas - Distribution - 0.1%
             2,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                    2,010
Hotels and Motels - 0.2%
             5,000    Starwood Hotels & Resorts Worldwide, Inc., 7.875%, company guaranteed notes
                      due 5/1/12+                                                                                              5,388

Independent Power Producer - 1.6%
             8,000    NRG Energy, Inc., 8.00%, company guaranteed notes, due 12/15/13                                          8,720
             7,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                                  7,350
            20,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13                                                 21,300
                                                                                                                              37,370
Instruments - Scientific - 0.2%
             5,000    Fisher Scientific International, Inc., 6.75%, senior subordinated notes, due 8/15/14                     5,163
Machinery - Construction and Mining - 0.7%
            15,000    Terex Corp., 10.375%, company guaranteed notes, due 4/1/11                                              16,013
Machinery - Farm - 0.7%
            15,000    Case New Holland, Inc., 9.25%, company guaranteed notes, due 8/1/11                                     15,788
Machinery - General Industrial - 0.1%
             2,000    Chart Industries, Inc., 9.1255, senior subordinated notes, due 10/15/15 (144A)                           1,980
Medical - Hospitals - 1.7%
            12,000    LifePoint Hospitals, Inc., 3.25%, subordinated notes, due 8/15/25 (144A)                                11,850
            28,000    Tenet Healthcare Corp., 9.25%, senior notes, due 2/1/15 (144A)                                          26,530
             2,000    Triad Hospitals, Inc., 7.00%, senior subordinated notes, due 11/15/13                                    2,000
                                                                                                                              40,380
Medical - Nursing Homes - 0.4%
            10,000    Manor Care, Inc., 2.125%, senior notes, due 8/1/35 (144A)+                                              10,075
Metal - Aluminum - 0.7%
            16,000    Novelis, Inc., 7.25%, senior notes, due 2/15/15 (144A)                                                  14,600
             3,000    Novelis, Inc., 7.25%, senior notes, due 2/15/15                                                          2,738
                                                                                                                              17,338
Metal - Diversified - 0.5%
            10,000    Earle M. Jorgensen Co., 9.75%, secured notes, due 6/1/12                                                10,700
Metal Processors and Fabricators - 0.3%
               720    Mueller Group, Inc., 6.49313%, bank loan, due 9/30/12+                                                     730
               696    Mueller Group, Inc., 6.49313%, bank loan, due 9/30/12+                                                     706
             1,392    Mueller Group, Inc., 6.49313%, bank loan, due 9/30/12+                                                   1,411
               155    Mueller Group, Inc., 6.30438%, bank loan, due 9/30/12+                                                     157
               160    Mueller Group, Inc., 6.30438%, bank loan, due 9/30/12+                                                     162
               309    Mueller Group, Inc., 6.30438%, bank loan, due 9/30/12+                                                     314
               387    Mueller Group, Inc., 6.21%, bank loan, due 9/30/12+                                                        392
               774    Mueller Group, Inc., 6.21%, bank loan, due 9/30/12+                                                        784
               400    Mueller Group, Inc., 6.21%, bank loan, due 9/30/12+                                                        405
               387    Mueller Group, Inc., 6.46625%, bank loan, due 9/30/12+                                                     392
               774    Mueller Group, Inc., 6.46625%, bank loan, due 9/30/12+                                                     784
               400    Mueller Group, Inc., 6.46625%, bank loan, due 9/30/12+                                                     405
                                                                                                                               6,642
Miscellaneous Manufacturing - 0.2%
             5,000    Maax Corp., 9.75%, senior subordinated notes, due 6/15/12                                                3,950
Multimedia - 0.8%
            15,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                         15,938
             1,331    PBI Media LLC, 6.49313%, bank loan, due 9/30/12+                                                         1,331
                34    PBI Media LLC, 6.41063%, bank loan, due 9/30/12+                                                            34
               682    PBI Media LLC, 10.24313%, bank loan, due 9/30/13+                                                          687
                                                                                                                              17,990
Non-Hazardous Waste Disposal - 1.2%

            15,000    Allied Waste North America, Inc., 6.375%, secured notes, due 4/15/11                                    14,475
            15,000    Allied Waste North America, Inc., 7.25%, senior notes, due 3/15/15 (144A)                               14,850
                                                                                                                              29,325
Office Automation and Equipment - 1.5%
            15,000    Xerox Capital Trust I, 8.00%, company guaranteed notes, due 2/1/27                                      15,450
            20,000    Xerox Corp., 6.875%, senior notes, due 8/15/11                                                          20,600
                                                                                                                              36,050
Office Supplies and Forms - 0.2%
             5,000    Acco Brands Corp., 7.625%, senior subordinated notes, due 8/15/15 (144A)                                 4,750
Oil - Field Services - 0.2%
             5,000    Hornbeck Offshore Services, Inc., 6.125%, senior notes, due 12/1/14 (144A)ss.                            4,875
Oil Companies - Exploration and Production - 3.4%
            20,000    Chesapeake Energy Corp., 7.50%. senior notes, due 9/15/13                                               21,199
             5,000    Chesapeake Energy Corp., 6.50%, senior unsecured notes, due 8/15/17 (144A)                               4,950
             5,000    El Paso Production Holding Co., 7.75%, company guaranteed notes, due 6/1/13                              5,150
            10,000    Energy Partners, Ltd., 8.75%, company guaranteed notes, due 8/1/10                                      10,400
            20,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                      20,950
            15,000    Forest Oil Corp., 8.00%, senior notes, due 12/15/11                                                     16,388
             2,000    Whiting Petroleum Corp., 7.00%, senior subordinated notes, due 2/1/14 (144A)                             2,005
                                                                                                                              81,042
Oil Companies - Integrated - 2.9%
            20,000    Coastal Corp., 6.50%, debentures, due 6/1/08**                                                          19,475

            15,000    El Paso CGP Co., 6.375%, notes, due 2/1/09                                                              14,550
            15,000    El Paso CGP Co., 9.625%, debentures, due 5/15/12                                                        16,500
            20,000    El Paso CGP Co., 7.42%, notes, due 2/15/37                                                              18,100
                                                                                                                              68,625
Oil Field Machinery and Equipment - 0.2%
             5,000    Dresser-Rand Group, Inc., 7.375%, senior subordinated notes, due 11/1/14 (144A)                          5,125
Oil Refining and Marketing - 0.2%
             5,000    Enterprise Products Operating L.P., 5.00%, company guaranteed notes
                      due 3/1/15                                                                                               4,677
Paper and Related Products - 2.2%
            15,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                       13,350
            15,000    Georgia-Pacific Corp., 9.375%, company guaranteed notes, due 2/1/13                                     16,537
            10,000    Georgia-Pacific Corp., 7.75% notes, due 11/15/29                                                        10,250
             3,000    Rock-Tenn Co., 8.20%, senior notes, due 8/15/11                                                          2,978
            10,000    Rock-Tenn Co., 5.625%, bonds, due 3/15/13                                                                8,750
                                                                                                                              51,865
Physical Therapy and Rehabilitation Centers - 0.4%
             9,000    HEALTHSOUTH Corp., 7.625%, notes, due 6/1/12                                                             8,460
Physician Practice Management - 0.5%
            10,000    US Oncology, Inc., 10.75%, company guaranteed notes, due 8/15/14                                        11,025
Pipelines - 5.0%
             5,000    Dynegy Holdings, Inc., 10.125%, secured notes, due 7/15/13 (144A)ss.                                     5,500
            15,000    El Paso Corp., 7.875%, notes, due 6/15/12                                                               15,300
            20,000    Northwest Pipeline Corp., 8.125%, company guaranteed notes, due 3/1/10                                  21,200
            15,000    Southern Natural Gas Co., 8.875%, unsubordinated notes, due 3/15/10                                     16,098
             8,195    Targa Resources, Inc., 0%, bank loans, due 10/5/07+                                                      8,215
             1,586    Targa Resources, Inc., 0%, bank loans, due 10/5/11+                                                      1,592
             6,609    Targa Resources, Inc., 0%, bank loans, due 10/5/12+                                                      6,634
            25,000    Transcontinental Gas Pipe Line Corp., 7.00%, notes, due 8/15/11                                         26,125
            15,000    TransMontaigne, Inc., 9.125%, senior subordinated notes, due 6/1/10                                     14,850
                                                                                                                             115,514
Publishing - Periodicals - 1.6%
            15,000    Dex Media West Finance Co., 5.875%, senior notes, due 11/15/11                                          15,038
            20,000    Dex Media, Inc., 8.00%, notes, due 11/15/13**                                                           20,349
             3,249    Primedia, Inc., 6.11375%, bank loan, due 9/30/13+                                                        3,210
                                                                                                                              38,597
Racetracks - 0.4%
            10,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                                 9,600
Recycling - 0.2%
             5,000    Aleris International, Inc., 10.375%, secured notes, due 10/15/10                                         5,463
REIT - Health Care - 0.7%
            15,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                      16,500
REIT - Hotels - 0.8%
            20,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                       19,400
Retail - Automobile - 0.2%
             5,000    Asbury Automotive Group, Inc., 8.00%, senior subordinated notes, due 3/15/14                             4,600
Retail - Computer Equipment - 0.1%
             3,000    GSC Holdings Corp., 8.00%, company guaranteed notes, due 10/1/12 (144A)                                  2,918
Retail - Drug Store - 0.8%
            10,000    Jean Coutu Group, Inc., 7.625%, senior notes, due 8/1/12                                                 9,825
             5,000    Jean Coutu Group, Inc., 8.50%, senior subordinated notes, due 8/1/14                                     4,638
             5,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                             4,625
                                                                                                                              19,088
Retail - Propane Distribution - 0.8%
            20,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              19,800
Retail - Regional Department Stores - 0.9%
             1,000    Neiman Marcus Group, Inc., 6.475%, bank loan, due 3/13/13+                                               1,004
             1,000    Neiman Marcus Group, Inc., 6.475%, bank loan, due 3/13/13+                                               1,004
            10,000    Neiman Marcus Group, Inc., 10.375%, senior subordinated notes, due 10/15/15 (144A)                       9,651
            10,000    Neiman Marcus Group, Inc., 7.125%, debentures, due 6/1/28                                                9,150
                                                                                                                              20,809
Retail - Restaurants - 1.3%
            15,000    Domino's, Inc., 8.25%, senior subordinated notes, due 7/1/11                                            15,525
             2,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14                                1,840
            15,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11                                             13,875
                                                                                                                              31,240
Rubber - Tires - 1.6%
            12,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                   12,180
            20,000    Goodyear Tire & Rubber Co., 7.857%, notes, due 8/15/11                                                  19,100
             6,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15 (144A)                                       5,790
                                                                                                                              37,070
Special Purpose Entity - 1.0%
             5,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                              5,450
             2,000    Chukchansi Economic Development Authority, 8.00%, senior notes, due 11/15/13
                      (144A)                                                                                                   2,000
             5,000    K&F Acquisition, Inc., 7.75%, company guaranteed notes, due 11/15/14                                     5,000
            10,000    Vanguard Health Holding Company II LLC, 9.00%, senior subordinated notes
                      due 10/1/14                                                                                             10,425
                                                                                                                              22,875
Specified Purpose Acquisition Company - 0.3%
            10,000    Marquee Holdings, Inc., 0% senior discount notes, due 8/15/14                                            6,025
Steel - Producers - 1.1%
             5,000    International Steel Group, Inc., 6.50%, senior notes, due 4/15/14                                        4,913
            20,000    United States Steel Corp., 9.75%, senior notes, due 5/15/10                                             21,800
                                                                                                                              26,713
Telecommunication Equipment - 0.8%
            10,000    Eschelon Operating Co., 8.375%, company guaranteed notes, due 3/15/10                                    9,300
            10,000    Lucent Technologies, Inc., 6.45%, debentures, due 3/15/29                                                8,550
                                                                                                                              17,850
Telecommunication Services - 3.5%
             2,000    Dobson Communications Corp., 1.50%, senior notes, due 10/1/25 (144A)                                     1,858
            25,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                           26,187
            40,000    Qwest Corp., 8.875%, notes, due 3/15/12+                                                                43,899
            10,000    Time Warner Telecom Holdings, Inc., 9.25%, company guaranteed notes
                      due 2/15/14                                                                                             10,000
                                                                                                                              81,944
Telephone - Integrated - 1.8%
             5,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14                                    4,863
             5,000    Hawaiian Telcom Communications, Inc., 12.50%, senior subordinated notes
                      due 5/1/15 (144A)                                                                                        4,887
             5,000    Qwest Communications International, Inc., 7.50%, senior notes, due 2/15/14
                      (144A)                                                                                                   4,788
            25,000    Qwest Services Corp., 13.50%, secured notes, due 12/15/10                                               28,562
                                                                                                                              43,100
Television - 0.6%
            15,000    Videotron Ltee, 6.875%, company guaranteed notes, due 1/15/14                                           15,150
Theaters - 0.6%
            15,000    Loews Cineplex Entertainment Corp., 9.00%, company guaranteed notes
                      due 8/1/14                                                                                              14,438
Transportation - Marine - 0.2%
             5,000    General Maritime Corp., 10.00%, senior notes, due 3/15/13                                                5,500
Wireless Equipment - 0.9%
            20,000    American Tower Corp., 7.125%, senior notes, due 10/15/12                                                20,625
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,310,832)                                                                                    2,251,006
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Automotive - Cars and Light Trucks - 0.2%
               250    General Motors Corp., convertible, 6.25%                                                                 4,588
Non-Hazardous Waste Disposal - 0.4%
                35    Allied Waste Industries, Inc., convertible, 6.25%                                                        8,749
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $14,170)                                                                                          13,337
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.2%
    $      100,000    Nomura Securities International, Inc., 4.05%
                        dated 10/31/05, maturing 11/1/05
                        to be repurchased at $100,011
                        collateralized by $639,446
                        in U.S. Government Agencies
                        0% - 15.488%, 5/25/16 - 10/15/35
                        with a value of $102,000
                        (cost $100,000)                                                                                      100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,425,002) - 100%                                                                           2,364,343
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Canada                            $       84,872              3.6%
France                                    11,775              0.5%
Marshall Islands                           5,500              0.2%
United States**                        2,262,196             95.7%
                                  --------------            -----
  Total                           $    2,364,343            100.0%
                                  ==============            =====

** Includes Short-Term Securities (91.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT              Real Estate Investment Trust

*           Non-income-producing security.
+           Rate is subject to change. Rate shown reflects current rate.

                                                                                                          Value as a % of
ss. Schedule of Restricted and Illiquid               Acquisition        Acquisition                         Investment
Securities                                                Date               Cost            Value           Securities
---------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9.00%
    company guaranteed notes, due 11/30/14 (144A)       10/17/05           $  5,250         $ 5,425              0.2%
---------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Company LLC, 8.25%
    unsecured notes, due 4/15/12 (144A)                  8/3/05              16,444          16,575              0.7%
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%
    secured notes, due 7/15/13 (144A)                   10/17/05              5,531           5,500              0.2%
---------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125%
     senior notes, due 12/1/14 (144A)                   9/29/05               5,063           4,875              0.2%
---------------------------------------------------------------------------------------------------------------------------
Virgin River Casino Corp., 0%
     senior subordinated notes, due 1/15/13 (144A)       8/4/05              14,300          14,200              0.6%
---------------------------------------------------------------------------------------------------------------------------
                                                                           $ 46,588         $46,575              1.9%
---------------------------------------------------------------------------------------------------------------------------

The funds have registration rights for certain restricted securities held as of October 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser High-Yield  Fund                                     $ 28,268
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2005.

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.5%
Agricultural Chemicals - 0.5%
            21,725    Potash Corporation of Saskatchewan, Inc.                                                       $     1,780,895
Apparel Manufacturers - 1.8%
           540,471    Burberry Group PLC                                                                                   3,668,702
            12,068    Hermes International                                                                                 2,707,457
                                                                                                                           6,376,159
Audio and Video Products - 1.6%
           177,200    Sony Corp.                                                                                           5,723,495
Automotive - Cars and Light Trucks - 1.5%
           235,005    Maruti Udyog, Ltd.                                                                                   2,866,258
           219,173    Tata Motors, Ltd.                                                                                    2,300,174
                                                                                                                           5,166,432
Brewery - 0.5%
            15,688    Hite Brewery Company, Ltd.                                                                           1,893,379
Broadcast Services and Programming - 1.1%
            51,584    Grupo Televisa S.A. (ADR)                                                                            3,770,790
Casino Hotels - 0.4%
            23,330    Kerzner International, Ltd.#                                                                         1,361,306
Commercial Banks - 8.8%
           176,887    Anglo Irish Bank Corporation PLC                                                                     2,395,493
            49,000    Banco Nossa Caixa S.A.*                                                                                809,486
           525,700    Bangkok Bank Public Company, Ltd.                                                                    1,263,330
         3,346,000    China Construction Bank*                                                                             1,014,319
            52,845    Julius Baer Holding, Ltd.                                                                            4,098,577
            95,260    Kookmin Bank*                                                                                        5,228,351
               457    Mitsubishi UFJ Financial Group, Inc.                                                                 5,692,380
             1,332    Mizuho Financial Group, Inc.                                                                         8,833,467
           217,513    Punjab National Bank, Ltd.                                                                           1,954,335
                                                                                                                          31,289,738
Computer Services - 1.0%
           145,200    Park24 Company, Ltd.                                                                                 3,417,645
Computers - 1.8%
           102,960    Research In Motion, Ltd. (U.S. Shares)*                                                              6,331,010
Computers - Peripheral Equipment - 0.8%
            77,738    Logitech International S.A.*                                                                         2,945,284
Cosmetics and Toiletries - 1.3%
            87,030    LG Household & Health Care, Ltd.                                                                     4,751,638
Distribution/Wholesale - 2.2%
         1,101,000    Esprit Holdings, Ltd.                                                                                7,761,723
Diversified Minerals - 5.5%
         7,381,290    Caemi Mineracao e Metalurgica S.A.                                                                  11,735,065
           192,080    Companhia Vale do Rio Doce (ADR)#                                                                    7,938,666
                                                                                                                          19,673,731
Diversified Operations - 3.9%
           122,800    Bradespar S.A.*                                                                                      3,217,515
            89,278    Louis Vuitton Moet Hennessy S.A.#                                                                    7,227,537
         3,514,000    Melco International Development, Ltd.                                                                3,377,059
                                                                                                                          13,822,111
Diversified Operations-Commercial Services - 0.4%
           494,542    Rentokil Initial PLC                                                                                 1,343,650
E-Commerce/Products - 0.4%
            16,925    Submarino S.A. (GDR)*                                                                                  462,906
            74,100    Submarino S.A.*                                                                                      1,013,535
                                                                                                                           1,476,441
Electric - Integrated - 0.5%
           150,475    Reliance Energy, Ltd.                                                                                1,721,097
Electric Products - Miscellaneous - 2.6%
         1,973,000    Toshiba Corp.                                                                                        9,084,512
Electronic Components - Miscellaneous - 0.4%
           327,341    Hon Hai Precision Industry Company, Ltd.                                                             1,414,674
Electronic Components - Semiconductors - 6.5%
         3,010,094    ARM Holdings PLC                                                                                     5,794,073
         1,992,000    Chartered Semiconductor Manufacturing, Ltd.*                                                         1,234,893
           174,549    Infineon Technologies A.G.*                                                                          1,633,762
            27,030    Samsung Electronics Company, Ltd.                                                                   14,291,724
                                                                                                                          22,954,452
Energy - Alternate Sources - 0.3%
            72,831    Suzlon Energy, Ltd.*                                                                                 1,154,760
Enterprise Software/Services - 0.4%
             8,112    SAP A.G.                                                                                             1,388,570
Finance - Investment Bankers/Brokers - 2.0%
           641,000    Mitsubishi UFJ Securities Company, Ltd.                                                              7,273,954
Finance - Mortgage Loan Banker - 1.6%
           258,222    Housing Development Finance Corporation, Ltd.                                                        5,547,734
Insurance Brokers - 1.7%
           165,165    Willis Group Holdings, Ltd.                                                                          6,134,228
Internet Connectivity Services - 1.2%
           115,160    NDS Group PLC (ADR)*,#                                                                               4,214,856
Internet Gambling - 0.8%
         1,103,102    IG Group Holdings PLC*                                                                               2,918,982
Internet Security - 0.9%
           148,595    Check Point Software Technologies, Ltd. (U.S. Shares)*,#                                             3,322,584
Investment Companies - 1.3%
         1,114,816    SM Investments Corp.                                                                                 4,605,732
Medical - Drugs - 3.7%
            55,266    Roche Holding A.G.                                                                                   8,255,502
            60,224    Sanofi-Aventis#                                                                                      4,821,327
                                                                                                                          13,076,829
Metal - Diversified - 1.0%
            85,491    Inco, Ltd.                                                                                           3,428,036
Miscellaneous Manufacturing - 0.4%
           873,826    FKI PLC                                                                                              1,577,610
Motion Pictures and Services - 0.5%
            95,400    Toho Company, Ltd.                                                                                   1,811,133
Oil - Field Services - 1.3%
            85,607    Technip S.A.                                                                                         4,613,735
Oil Companies - Exploration and Production - 1.9%
            52,920    Niko Resources, Ltd.                                                                                 1,949,048
            85,130    Oil and Natural Gas Corporation, Ltd.                                                                1,754,260
           134,184    Western Oil Sands, Inc. - Class A*                                                                   2,885,677
                                                                                                                           6,588,985
Oil Companies - Integrated - 3.1%
           102,365    Lukoil (ADR)                                                                                         5,630,075
           101,912    Suncor Energy, Inc.                                                                                  5,453,254
                                                                                                                          11,083,329
Paper and Related Products - 0.6%
            31,715    Aracruz Celulose S.A. (ADR)#                                                                         1,214,685
           173,800    Suzano Bahia Sul Papel e Celulose S.A.                                                               1,003,375
                                                                                                                           2,218,060
Petrochemicals - 5.4%
            40,780    LG Petrochemical Company, Ltd.                                                                       1,074,186
         1,062,176    Reliance Industries, Ltd.                                                                           17,971,207
                                                                                                                          19,045,393
Property and Casualty Insurance - 1.1%
               210    Millea Holdings, Inc.                                                                                3,770,295
Real Estate Management/Services - 2.0%
           494,000    Mitsubishi Estate Company, Ltd.                                                                      7,269,324
Real Estate Operating/Development - 5.5%
        10,279,600    Ayala Land, Inc.                                                                                     1,670,164
        11,684,000    China Overseas Land & Investment, Ltd.                                                               3,579,611
         1,799,000    Hang Lung Properties, Ltd.                                                                           2,575,934
               405    NTT Urban Development Corp.                                                                          2,358,818
           338,638    Sumitomo Realty & Development Company, Ltd.                                                          5,439,851
           434,000    Sun Hung Kai Properties, Ltd.                                                                        4,103,688
                                                                                                                          19,728,066
Semiconductor Components/Integrated Circuits - 0.8%
         1,835,539    Taiwan Semiconductor Manufacturing Company, Ltd.                                                     2,844,821
Semiconductor Equipment - 2.6%
           544,516    ASML Holding N.V.*                                                                                   9,201,323
Steel - Producers - 1.9%
           899,500    Tata Steel, Ltd.                                                                                     6,766,707
Storage and Warehousing - 0.6%
           260,000    Sumitomo Warehouse Company, Ltd.                                                                     2,005,670
Telecommunication Services - 2.9%
           394,245    Amdocs, Ltd. (U.S. Shares)*                                                                         10,435,665
Television - 1.6%
           645,191    British Sky Broadcasting Group PLC                                                                   5,824,157
Tobacco - 1.0%
           163,040    ITC, Ltd.                                                                                              435,183
               192    Japan Tobacco, Inc.                                                                                  3,034,791
                                                                                                                           3,469,974
Transportation - Railroad - 1.9%
           177,100    All America Latina Logistica                                                                         6,841,606
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $237,864,652)                                                                                   332,222,280
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
        13,671,442    State Street Navigator Securities Lending Prime Portfolio+ (cost $13,671,442)                       13,671,442
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.7%
       $ 9,700,000    Nomura Securities International, Inc., 4.05%
                       dated 10/31/05, maturing 11/1/05
                       to be repurchased at $9,701,091
                       collateralized by $62,026,282
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       with a value of $9,894,000
                       (cost $9,700,000)                                                                                   9,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $261,236,094) - 100%                                                                       355,593,722
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           October 31, 2005(unaudited)

Country                                Value       % of Investment Securities

Bahamas                           $    1,361,306              0.4%
Bermuda                               13,895,951              3.9%
Brazil                                34,236,839              9.5%
Canada                                21,827,920              6.2%
China                                  1,014,319              0.3%
France                                19,370,056              5.6%
Germany                                3,022,332              0.9%
Hong Kong                             13,636,292              3.7%
India                                 42,471,715             12.0%
Ireland                                2,395,493              0.7%
Israel                                 3,322,584              0.9%
Japan                                 65,715,335             18.5%
Mexico                                 3,770,790              1.1%
Netherlands                            9,201,323              2.6%
Philippines                            6,275,896              1.8%
Russia                                 5,630,075              1.6%
Singapore                              1,234,893              0.3%
South Korea                           27,239,278              7.7%
Switzerland                           15,299,363              4.3%
Taiwan                                 4,259,495              1.2%
Thailand                               1,263,330              0.4%
United Kingdom                        35,777,695              9.9%
United States**                       23,371,442              6.5%
                                  --------------            -----
  Total                           $  355,593,722            100.0%
                                  ==============            =====

** Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.9%
Aerospace and Defense - 6.5%
           105,090    BAE Systems PLC**                                                                              $       614,763
           124,550    Boeing Co.                                                                                           8,050,912
             6,830    General Dynamics Corp.                                                                                 794,329
            52,265    Lockheed Martin Corp.                                                                                3,165,168
            10,040    Northrop Grumman Corp.                                                                                 538,646
                                                                                                                          13,163,818
Agricultural Chemicals - 0.2%
            35,070    CF Industries Holdings, Inc.*,#                                                                        484,667
Agricultural Operations - 0.8%
            26,925    Monsanto Co.                                                                                         1,696,544
Airlines - 0.5%
            22,610    AMR Corp.#                                                                                             305,461
            41,365    Southwest Airlines Co.                                                                                 662,254
                                                                                                                             967,715
Apparel Manufacturers - 0.8%
           147,428    Burberry Group PLC**                                                                                 1,000,737
            17,135    Coach, Inc.*                                                                                           551,404
                                                                                                                           1,552,141
Applications Software - 2.0%
            15,645    Citrix Systems, Inc.*                                                                                  431,333
           145,100    Microsoft Corp.                                                                                      3,729,070
                                                                                                                           4,160,403
Athletic Footwear - 1.1%
            26,605    NIKE, Inc. - Class B                                                                                 2,236,150
Automotive - Cars and Light Trucks - 0.2%
             9,388    BMW A.G.**,#                                                                                           408,301
Beverages - Non-Alcoholic - 0.8%
            28,040    PepsiCo, Inc.                                                                                        1,656,603
Beverages - Wine and Spirits - 0.6%
            19,935    Diageo PLC (ADR)**,#                                                                                 1,184,737
Building - Residential and Commercial - 1.2%
            20,911    D.R. Horton, Inc.                                                                                      641,759
               940    NVR, Inc.*,#                                                                                           644,370
            30,935    Pulte Homes, Inc.                                                                                    1,169,033
                                                                                                                           2,455,162
Building Products - Cement and Aggregate - 0.3%
            12,635    Cemex S.A. de C.V. (ADR)                                                                               657,904
Cable Television - 3.4%
           252,498    Comcast Corp. - Special Class A*                                                                     6,920,970
Casino Hotels - 0.6%
            19,350    Harrah's Entertainment, Inc.                                                                         1,170,288
Chemicals - Diversified - 0.4%
            27,120    Lyondell Chemical Co.                                                                                  726,816
Chemicals - Specialty - 0.3%
             6,598    Syngenta A.G.*                                                                                         707,212
Commercial Banks - 0.7%
                80    Mizuho Financial Group, Inc.                                                                           530,539
            10,890    UBS A.G. (ADR)                                                                                         932,946
                                                                                                                           1,463,485
Commercial Services - 0.2%
            11,905    Iron Mountain, Inc.*,#                                                                                 464,295
Commercial Services - Finance - 1.4%
            17,110    Moody's Corp.                                                                                          911,279
            52,875    Paychex, Inc.                                                                                        2,049,435
                                                                                                                           2,960,714
Computers - 2.8%
            37,450    Dell, Inc.*                                                                                          1,193,906
            62,845    Hewlett-Packard Co.                                                                                  1,762,174
            44,800    Research In Motion, Ltd. (U.S. Shares)*                                                              2,754,752
                                                                                                                           5,710,832
Computers - Memory Devices - 0.9%
           130,415    EMC Corp.*                                                                                           1,820,593
Containers - Metal and Glass - 0.5%
            25,140    Ball Corp.                                                                                             989,762
Cosmetics and Toiletries - 3.2%
           117,479    Procter & Gamble Co.                                                                                 6,577,649
Cruise Lines - 0.1%
             2,140    Carnival Corp. (U.S. Shares)                                                                           106,294
Data Processing and Management - 0.8%
            24,910    First Data Corp.                                                                                     1,007,609
            15,155    NAVTEQ Corp.*,#                                                                                        592,864
                                                                                                                           1,600,473
Dental Supplies and Equipment - 0.8%
            40,515    Patterson Companies, Inc.*,#                                                                         1,676,511
Distribution/Wholesale - 0.4%
           129,500    Esprit Holdings, Ltd.                                                                                  912,936
Diversified Financial Services - 0.3%
            13,150    Morgan Stanley Co.*                                                                                    715,492
Diversified Minerals - 1.7%
            84,725    Companhia Vale do Rio Doce (ADR)                                                                     3,501,684
Diversified Operations - 1.1%
            43,265    General Electric Co.                                                                                 1,467,116
            25,365    Honeywell International, Inc.                                                                          867,483
                                                                                                                           2,334,599
E-Commerce/Services - 1.5%
            79,982    eBay, Inc.*                                                                                          3,167,287
Electric - Generation - 0.3%
            35,760    AES Corp.*                                                                                             568,226
Electric Products - Miscellaneous - 0.5%
            15,755    Emerson Electric Co.                                                                                 1,095,760
Electronic Components - Miscellaneous - 0.6%
            45,520    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)**                                         1,190,803
Electronic Components - Semiconductors - 0.7%
            47,050    Texas Instruments, Inc.                                                                              1,343,278
Electronic Forms - 0.7%
            44,145    Adobe Systems, Inc.                                                                                  1,423,676
Enterprise Software/Services - 1.6%
            91,335    Oracle Corp.*                                                                                        1,158,128
            50,395    SAP A.G. (ADR)**,#                                                                                   2,163,961
                                                                                                                           3,322,089
Entertainment Software - 0.4%
            16,095    Electronic Arts, Inc.*                                                                                 915,484
Finance - Credit Card - 0.4%
            18,100    Credit Saison Co., Ltd.                                                                                816,296
Finance - Investment Bankers/Brokers - 0.7%
            21,970    Merrill Lynch & Company, Inc.                                                                        1,422,338
Finance - Other Services - 0.3%
             1,580    Chicago Mercantile Exchange Holdings, Inc.#                                                            576,937
Financial Guarantee Insurance - 0.5%
            17,115    MBIA, Inc.*                                                                                            996,778
Food - Confectionary - 0.5%
            13,420    Wm. Wrigley Jr. Co.                                                                                    932,690
Food - Retail - 1.2%
            16,650    Whole Foods Market, Inc.                                                                             2,399,765
Food - Wholesale/Distribution - 0.4%
            25,175    Sysco Corp.                                                                                            803,334
Investment Management and Advisory Services - 0.2%
             6,695    T. Rowe Price Group, Inc.                                                                              438,656
Medical - Biomedical and Genetic - 2.8%
            29,250    Amgen, Inc.*                                                                                         2,215,980
            22,330    Celgene Corp.*                                                                                       1,252,713
            21,560    Genentech, Inc.*                                                                                     1,953,336
             4,870    Invitrogen Corp.*,#                                                                                    309,683
                                                                                                                           5,731,712
Medical - Drugs - 2.9%
            19,690    Abbott Laboratories                                                                                    847,655
            65,900    Eli Lilly and Co.                                                                                    3,281,160
             5,641    Roche Holding A.G.                                                                                     842,639
            12,930    Sanofi-Aventis (ADR)**                                                                                 518,752
             9,550    Wyeth                                                                                                  425,548
                                                                                                                           5,915,754
Medical - Generic Drugs - 1.6%
            88,365    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                          3,368,474
Medical - HMO - 3.7%
            41,047    Coventry Health Care, Inc.*                                                                          2,216,128
            91,745    UnitedHealth Group, Inc.                                                                             5,311,118
                                                                                                                           7,527,246
Medical Instruments - 1.2%
             7,550    Intuitive Surgical, Inc.*,#                                                                            669,912
            32,500    Medtronic, Inc.                                                                                      1,841,450
                                                                                                                           2,511,362
Medical Products - 1.0%
            15,690    Johnson & Johnson                                                                                      982,508
            24,500    Varian Medical Systems, Inc.*                                                                        1,116,220
                                                                                                                           2,098,728
Metal - Diversified - 0.5%
            27,435    Inco, Ltd. (U.S. Shares)                                                                             1,103,436
Metal Processors and Fabricators - 1.0%
            42,790    Precision Castparts Corp.                                                                            2,026,534
Motorcycle and Motor Scooter Manufacturing - 0.9%
            35,885    Harley-Davidson, Inc.#                                                                               1,777,384
Multi-Line Insurance - 0.1%
             5,415    HCC Insurance Holdings, Inc.                                                                           162,450
Networking Products - 4.9%
           456,479    Cisco Systems, Inc.*                                                                                 7,965,558
            89,860    Juniper Networks, Inc.*,#                                                                            2,096,434
                                                                                                                          10,061,992
Oil - Field Services - 1.6%
            31,835    Halliburton Co.                                                                                      1,881,449
            16,225    Schlumberger, Ltd. (U.S. Shares)**                                                                   1,472,743
                                                                                                                           3,354,192
Oil Companies - Exploration and Production - 0.6%
             9,295    Apache Corp.                                                                                           593,300
            10,205    EOG Resources, Inc.                                                                                    691,695
                                                                                                                           1,284,995
Oil Companies - Integrated - 1.4%
            47,755    Exxon Mobil Corp.                                                                                    2,680,966
             4,680    Suncor Energy, Inc. (U.S. Shares)                                                                      250,988
                                                                                                                           2,931,954
Optical Supplies - 1.9%
            29,870    Alcon, Inc. (U.S. Shares)                                                                            3,969,723
Pharmacy Services - 2.1%
            82,170    Caremark Rx, Inc.*                                                                                   4,305,708
Property and Casualty Insurance - 1.0%
             7,900    Chubb Corp.                                                                                            734,463
            30,412    W. R. Berkley Corp.                                                                                  1,329,004
                                                                                                                           2,063,467
Reinsurance - 0.2%
            24,325    Montpelier Re Holdings, Ltd. (U.S. Shares)#                                                            488,933
Retail - Apparel and Shoe - 0.7%
            17,772    Industria de Diseno Textil S.A.**                                                                      525,869
            24,290    Nordstrom, Inc.                                                                                        841,649
                                                                                                                           1,367,518
Retail - Building Products - 0.7%
            23,655    Lowe's Companies, Inc.                                                                               1,437,514
Retail - Consumer Electronics - 0.5%
            22,162    Best Buy Company, Inc.                                                                                 980,890
Retail - Discount - 1.0%
            10,016    Costco Wholesale Corp.                                                                                 484,374
            26,545    Target Corp.                                                                                         1,478,291
                                                                                                                           1,962,665
Retail - Drug Store - 0.9%
            41,455    Walgreen Co.                                                                                         1,883,301
Retail - Office Supplies - 0.6%
            55,165    Staples, Inc.                                                                                        1,253,900
Semiconductor Components/Integrated Circuits - 1.6%
            49,165    Linear Technology Corp.                                                                              1,632,769
            45,210    Maxim Integrated Products, Inc.                                                                      1,567,883
                                                                                                                           3,200,652
Semiconductor Equipment - 0.5%
            58,985    Applied Materials, Inc.                                                                                966,174
Soap and Cleaning Preparations - 0.6%
            42,319    Reckitt Benckiser PLC**                                                                              1,278,626
Telecommunication Equipment - Fiber Optics - 0.9%
            91,675    Corning, Inc.*                                                                                       1,841,751
Television - 0.2%
            48,369    British Sky Broadcasting Group PLC**                                                                   436,628
Textile-Home Furnishings - 0.3%
             6,695    Mohawk Industries, Inc.*                                                                               522,545
Therapeutics - 0.9%
            40,410    Gilead Sciences, Inc.*                                                                               1,909,373
Transportation - Services - 1.8%
            50,450    United Parcel Service, Inc. - Class B                                                                3,679,823
Transportation - Truck - 0.1%
            14,570    J.B. Hunt Transport Services, Inc.                                                                     282,804
Web Portals/Internet Service Providers - 3.7%
             5,445    Google, Inc. - Class A*                                                                              2,026,302
           148,360    Yahoo!, Inc.*                                                                                        5,484,870
                                                                                                                           7,511,172
Wireless Equipment - 2.4%
            34,260    Crown Castle International Corp.*                                                                      840,055
           155,140    Nokia Oyj (ADR)**                                                                                    2,609,455
            38,905    QUALCOMM, Inc.                                                                                       1,546,863
                                                                                                                           4,996,373
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $155,545,985)                                                                                   188,593,900
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.4%
         9,079,351    State Street Navigator Securities Lending Prime Portfolio+ (cost $9,079,351)                         9,079,351
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.7%
     $   7,600,000    Nomura Securities International, Inc., 4.05%
                        dated 10/31/05, maturing 11/1/05
                        to be repurchased at $7,600,855
                        collateralized by $48,597,911
                        in U.S. Government Agencies
                        0% - 15.488%, 5/25/16 - 10/15/35
                        with a value of $7,752,000
                        (cost $7,600,000)                                                                                  7,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $172,225,336) - 100%                                                                       205,273,251
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $    1,401,869              0.7%
Brazil                                 3,501,684              1.7%
Canada                                 4,109,176              2.0%
Finland                                2,609,455              1.3%
France                                   518,752              0.3%
Germany                                2,572,262              1.3%
Israel                                 3,368,474              1.6%
Japan                                  1,346,835              0.7%
Mexico                                   657,904              0.3%
Netherlands                            2,663,546              1.3%
Panama                                   106,294              0.1%
Spain                                    525,869              0.3%
Switzerland                            6,452,520              3.1%
United Kingdom                         4,515,491              2.1%
United States***                     170,923,120             83.2%
                                  --------------            -----
  Total                           $  205,273,251            100.0%
                                  ==============            =====

*** Includes Short-Term Securities and Other Securities (75.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at October 31, 2005

                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold         in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                  840,000      $  1,486,100      $  47,404
British Pound 1/27/06                   85,000           150,334           (624)
British Pound 2/23/06                  360,000           636,769         13,031
Euro 1/27/06                         2,415,000         2,908,191         54,436
Euro 2/9/06                            175,000           210,897         10,028
--------------------------------------------------------------------------------
Total                                               $  5,392,291      $ 124,275

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                              $ 12,436,526
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.3%
Advertising Sales - 2.2%
            54,077    Lamar Advertising Co.*                                                                         $     2,412,916
Airlines - 0.9%
            20,030    Ryanair Holdings PLC (ADR)*,#                                                                          992,887
Apparel Manufacturers - 0.6%
            20,785    Coach, Inc.*                                                                                           668,861
Applications Software - 0.4%
            16,055    Citrix Systems, Inc.*                                                                                  442,636
Audio and Video Products - 1.5%
            16,100    Harman International Industries, Inc.                                                                1,607,746
Batteries and Battery Systems - 0.4%
             7,795    Energizer Holdings, Inc.*                                                                              393,570
Broadcast Services and Programming - 0.3%
            30,520    CKX, Inc.*,#                                                                                           382,721
Building - Mobile Home and Manufactured Homes - 1.3%
            44,420    Thor Industries, Inc.#                                                                               1,449,425
Building - Residential and Commercial - 1.0%
             1,565    NVR, Inc.*,#                                                                                         1,072,808
Casino Services - 0.6%
            21,505    Scientific Games Corp.-Class A*,#                                                                      644,290
Cellular Telecommunications - 2.6%
           111,445    Nextel Partners, Inc. - Class A*,#                                                                   2,802,842
Commercial Services - 1.3%
            10,195    CoStar Group, Inc.*                                                                                    488,850
            24,477    Iron Mountain, Inc.*,#                                                                                 954,603
                                                                                                                           1,443,453
Commercial Services - Finance - 3.0%
            32,910    Jackson Hewitt Tax Service, Inc.#                                                                      813,535
            16,415    Moody's Corp.                                                                                          874,263
            42,022    Paychex, Inc.                                                                                        1,628,772
                                                                                                                           3,316,570
Computer Services - 0.4%
            18,245    Ceridian Corp.*                                                                                        399,748
Computers - 0.7%
            13,690    Apple Computer, Inc.*                                                                                  788,407
Computers - Integrated Systems - 0.7%
            23,675    NCR Corp.*                                                                                             715,459
Containers - Metal and Glass - 2.5%
            49,105    Ball Corp.                                                                                           1,933,264
            41,360    Owens-Illinois, Inc.*                                                                                  787,494
                                                                                                                           2,720,758
Cruise Lines - 0.6%
            16,585    Royal Caribbean Cruises, Ltd. (U.S. Shares)#                                                           687,282
Data Processing and Management - 1.1%
            32,030    NAVTEQ Corp.*                                                                                        1,253,014
Dental Supplies and Equipment - 0.9%
            24,435    Patterson Companies, Inc.*,#                                                                         1,011,120
Diagnostic Kits - 0.3%
            10,535    Dade Behring Holdings, Inc.                                                                            379,365
E-Commerce/Services - 0.3%
            11,320    IAC/InterActiveCorp*                                                                                   289,792
Electric Products - Miscellaneous - 1.3%
            35,255    AMETEK, Inc.                                                                                         1,435,936
Electronic Components - Semiconductors - 2.9%
            79,610    Advanced Micro Devices, Inc.*,#                                                                      1,848,543
            41,770    ATI Technologies, Inc. (U.S. Shares)*,#                                                                603,577
            25,250    International Rectifier Corp.*,#                                                                       747,148
                                                                                                                           3,199,268
Electronic Measuring Instruments - 0.2%
             7,430    Trimble Navigation, Ltd.*,#                                                                            214,504
Entertainment Software - 1.4%
            42,168    Activision, Inc.*                                                                                      664,989
            15,960    Electronic Arts, Inc.*                                                                                 907,805
                                                                                                                           1,572,794
Fiduciary Banks - 0.9%
            10,760    Investors Financial Services Corp.#                                                                    410,817
            11,535    Northern Trust Corp.                                                                                   618,276
                                                                                                                           1,029,093
Finance - Commercial - 0.4%
            22,220    CapitalSource, Inc.*                                                                                   488,840
Finance - Other Services - 1.1%
             3,225    Chicago Mercantile Exchange Holdings, Inc.#                                                          1,177,609
Food - Canned - 0.8%
            32,419    TreeHouse Foods, Inc.*                                                                                 837,707
Food - Dairy Products - 1.7%
            50,225    Dean Foods Co.*                                                                                      1,815,634
Hotels and Motels - 1.0%
            18,645    Starwood Hotels & Resorts Worldwide, Inc.                                                            1,089,427
Human Resources - 1.6%
            30,990    Manpower, Inc.                                                                                       1,403,227
             9,890    Robert Half International, Inc.                                                                        364,743
                                                                                                                           1,767,970
Independent Power Producer - 1.0%
            83,980    Reliant Energy, Inc.*,#                                                                              1,066,546
Industrial Automation and Robotics - 0.5%
            10,385    Rockwell Automation, Inc.                                                                              551,963
Instruments - Scientific - 1.0%
            19,946    Fisher Scientific International, Inc.*                                                               1,126,949
Insurance Brokers - 0.5%
            13,465    Willis Group Holdings, Ltd.                                                                            500,090
Internet Infrastructure Software - 1.2%
            16,625    F5 Networks, Inc.*,#                                                                                   864,998
            55,345    TIBCO Software, Inc.*                                                                                  420,069
                                                                                                                           1,285,067
Internet Security - 0.6%
            30,745    Check Point Software Technologies, Ltd. (U.S. Shares)*                                                 687,458
Investment Management and Advisory Services - 2.3%
            10,025    National Financial Partners Corp.#                                                                     453,431
            31,095    T. Rowe Price Group, Inc.                                                                            2,037,344
                                                                                                                           2,490,775
Leisure and Recreation Products - 0.6%
            16,545    Brunswick Corp.                                                                                        630,861
Machinery - Construction and Mining - 1.4%
            28,340    Terex Corp.*                                                                                         1,557,850
Machinery - Pumps - 0.5%
            16,925    Graco, Inc.                                                                                            580,020
Medical - Biomedical and Genetic - 3.6%
            53,115    Celgene Corp.*                                                                                       2,979,751
            13,780    Invitrogen Corp.*,#                                                                                    876,270
                                                                                                                           3,856,021
Medical - Drugs - 0.7%
             7,665    Forest Laboratories, Inc.*                                                                             290,580
             6,182    Merck KGaA                                                                                             511,061
                                                                                                                             801,641
Medical - HMO - 1.5%
            29,650    Coventry Health Care, Inc.*                                                                          1,600,804
Medical - Nursing Homes - 0.7%
            20,950    Manor Care, Inc.#                                                                                      780,388
Medical Instruments - 1.6%
             6,475    Foxhollow Technologies, Inc.*,#                                                                        293,382
             4,965    Intuitive Surgical, Inc.*,#                                                                            440,544
            21,235    St. Jude Medical, Inc.*                                                                              1,020,767
                                                                                                                           1,754,693
Medical Products - 0.8%
            18,340    Varian Medical Systems, Inc.*                                                                          835,570
Miscellaneous Manufacturing - 0.6%
           366,549    FKI PLC                                                                                                661,770
Motion Pictures and Services - 0.5%
            60,440    Lions Gate Entertainment Corp. (U.S. Shares)*                                                          580,224
Multi-Line Insurance - 1.0%
            27,750    Assurant, Inc.#                                                                                      1,060,050
Oil Companies - Exploration and Production - 3.2%
            41,590    EOG Resources, Inc.                                                                                  2,818,969
            15,385    Murphy Oil Corp.                                                                                       720,787
                                                                                                                           3,539,756
Optical Supplies - 0.8%
             6,255    Alcon, Inc. (U.S. Shares)                                                                              831,290
Pipelines - 1.9%
            23,450    Kinder Morgan, Inc.                                                                                  2,131,605
Printing - Commercial - 0.6%
            17,295    R.R. Donnelley & Sons Co.                                                                              605,671
Property and Casualty Insurance - 0.6%
            14,700    W. R. Berkley Corp.                                                                                    642,390
Publishing - Periodicals - 0.6%
            45,725    Playboy Enterprises, Inc. - Class B*                                                                   692,277
Recreational Vehicles - 0.5%
            12,765    Polaris Industries, Inc.#                                                                              575,574
Reinsurance - 1.5%
               464    Berkshire Hathaway, Inc. - Class B*                                                                  1,306,160
            15,500    Montpelier Re Holdings, Ltd. (U.S. Shares)#                                                            311,550
                                                                                                                           1,617,710
Respiratory Products - 0.7%
            22,260    Respironics, Inc.*                                                                                     798,466
Retail - Auto Parts - 0.6%
            17,400    Advance Auto Parts, Inc.*                                                                              652,500
Retail - Office Supplies - 1.5%
            16,870    Office Depot, Inc.*                                                                                    464,431
            53,662    Staples, Inc.                                                                                        1,219,737
                                                                                                                           1,684,168
Retail - Restaurants - 0.5%
            11,150    Yum! Brands, Inc.                                                                                      567,201
Schools - 1.1%
            11,662    Apollo Group, Inc. - Class A*                                                                          734,939
             5,305    Strayer Education, Inc.#                                                                               474,851
                                                                                                                           1,209,790
Semiconductor Components/Integrated Circuits - 2.0%
            18,790    Linear Technology Corp.                                                                                624,016
            34,095    Marvell Technology Group, Ltd.*                                                                      1,582,349
                                                                                                                           2,206,365
Semiconductor Equipment - 1.1%
            14,415    KLA-Tencor Corp.                                                                                       667,270
            22,845    Novellus Systems, Inc.*                                                                                499,392
                                                                                                                           1,166,662
Telecommunication Equipment - 1.4%
            22,475    Adtran, Inc.                                                                                           679,869
            22,075    Harris Corp.                                                                                           907,282
                                                                                                                           1,587,151
Telecommunication Services - 0.9%
            37,655    Amdocs, Ltd. (U.S. Shares)*                                                                            996,728
Television - 0.8%
            32,164    Univision Communications, Inc. - Class A*                                                              840,767
Textile-Home Furnishings - 0.8%
            11,125    Mohawk Industries, Inc.*                                                                               868,306
Therapeutics - 2.6%
            20,725    Gilead Sciences, Inc.*                                                                                 979,256
            28,240    Neurocrine Biosciences, Inc.*                                                                        1,491,637
             5,245    United Therapeutics Corp.*,#                                                                           387,396
                                                                                                                           2,858,289
Toys - 1.0%
            59,465    Marvel Entertainment, Inc.*,#                                                                        1,046,584
Transportation - Marine - 0.6%
            12,985    Alexander & Baldwin, Inc.                                                                              635,486
Transportation - Railroad - 0.9%
            12,915    Canadian National Railway Co. (U.S. Shares)                                                            936,079
Transportation - Services - 1.3%
            22,400    C.H. Robinson Worldwide, Inc.                                                                          789,824
            10,800    Expeditors International of Washington, Inc.                                                           655,236
                                                                                                                           1,445,060
Transportation - Truck - 0.3%
            18,655    J.B. Hunt Transport Services, Inc.                                                                     362,094
Wireless Equipment - 1.0%
            46,480    Crown Castle International Corp.*                                                                    1,139,690
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $63,443,747)                                                                                     94,550,851
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 12.4%
        13,570,326    State Street Navigator Securities Lending Prime Portfolio+ (cost $13,570,326)                       13,570,326
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
$        1,400,000    Nomura Securities International, Inc., 4.05%
                       dated 10/31/05, maturing 11/1/05
                       to be repurchased at $1,400,158
                       collateralized by $8,952,247
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       with a value of $1,428,000
                       (cost $1,400,000)                                                                                   1,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,414,073) - 100%                                                                    $   109,521,177
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $    2,393,989              2.2%
Canada                                 2,119,880              1.9
Germany                                  511,061              0.5
Ireland                                  992,887              0.9
Israel                                   687,458              0.6
Liberia                                  687,282              0.6
Switzerland                              831,290              0.8
United Kingdom                         1,658,498              1.5
United States**                       99,638,832             91.0
                                  --------------            -----
Total                             $  109,521,177            100.0%
                                  ==============            =====

** Includes Short-Term Securities and Other Securities (77.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 74.5%
Advertising Agencies - 0.7%
             8,700    Omnicom Group, Inc.                                                                            $       721,752
Apparel Manufacturers - 0.3%
            12,000    Jones Apparel Group, Inc.                                                                              327,360
Automotive - Truck Parts and Equipment - Original - 0.4%
             6,300    Magna International, Inc. - Class A (U.S. Shares)                                                      439,236
Beverages - Wine and Spirits - 0.5%
             9,000    Brown-Forman Corp. - Class B                                                                           570,060
Brewery - 0.5%
             9,200    Molson Coors Brewing Co. - Class B#                                                                    567,640
Broadcast Services and Programming - 0.3%
            45,000    Liberty Media Corp. - Class A*                                                                         358,650
Building - Residential and Commercial - 0.6%
            16,000    Pulte Homes, Inc.                                                                                      604,640
Chemicals - Specialty - 1.1%
            29,900    Lubrizol Corp.                                                                                       1,243,541
Coal - 0.6%
             9,000    Arch Coal, Inc.#                                                                                       693,630
Commercial Banks - 1.0%
            17,000    Compass Bancshares, Inc.                                                                               828,920
            10,900    Valley National Bancorp#                                                                               264,216
                                                                                                                           1,093,136
Commercial Services - 0.5%
            42,000    ServiceMaster Co.                                                                                      528,360
Computers - Integrated Systems - 0.4%
            11,400    Diebold, Inc.                                                                                          411,996
Containers - Metal and Glass - 0.4%
            12,200    Ball Corp.                                                                                             480,314
Cosmetics and Toiletries - 2.0%
            21,800    Alberto-Culver Co.                                                                                     946,338
            26,300    Avon Products, Inc.                                                                                    709,837
            16,700    Estee Lauder Companies, Inc. - Class A                                                                 553,939
                                                                                                                           2,210,114
Data Processing and Management - 0.7%
            17,600    First Data Corp.                                                                                       711,920
Diagnostic Equipment - 0.5%
            20,000    Cytyc Corp.*                                                                                           507,000
Distribution/Wholesale - 1.9%
             6,000    Genuine Parts Co.                                                                                      266,220
            26,200    Tech Data Corp.*                                                                                       907,568
            12,800    W.W. Grainger, Inc.                                                                                    857,344
                                                                                                                           2,031,132
Diversified Operations - 1.0%
             8,300    Dover Corp.                                                                                            323,534
            30,000    Tyco International, Ltd. (U.S. Shares)                                                                 791,700
                                                                                                                           1,115,234
Diversified Operations - Commercial Services - 0.6%
            40,000    Cendant Corp.                                                                                          696,800
Electric - Integrated - 1.3%
            54,100    DPL, Inc.                                                                                            1,394,157
Electric Products - Miscellaneous - 0.4%
             5,700    Emerson Electric Co.                                                                                   396,435

Electronic Components - Miscellaneous - 0.6%
            31,700    Flextronics International, Ltd. (U.S. Shares)*                                                         294,493
            30,000    Vishay Intertechnology, Inc.*                                                                          340,200
                                                                                                                             634,693
Electronic Components - Semiconductors - 0.7%
            23,500    QLogic Corp.*                                                                                          708,760
Engineering - Research and Development Services - 0.6%
            10,100    Jacobs Engineering Group, Inc.*                                                                        643,875
Fiduciary Banks - 2.1%
            19,800    Bank of New York Company, Inc.                                                                         619,542
            33,500    Mellon Financial Corp.                                                                               1,061,615
            10,900    State Street Corp.                                                                                     602,007
                                                                                                                           2,283,164
Finance - Commercial - 0.4%
             9,600    CIT Group, Inc.                                                                                        439,008
Food - Confectionary - 0.5%
            12,000    J.M. Smucker Co.                                                                                       548,520
Food - Diversified - 0.7%
            15,600    Corn Products International, Inc.                                                                      371,436
            12,000    H.J. Heinz Co.                                                                                         426,000
                                                                                                                             797,436
Food - Wholesale/Distribution - 0.6%
            21,700    Supervalu, Inc.                                                                                        682,031
Forestry - 0.7%
            18,100    Plum Creek Timber Company, Inc.                                                                        704,090
Hotels and Motels - 0.1%
             4,600    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                          149,638
Human Resources - 1.0%
            24,800    Manpower, Inc.                                                                                       1,122,944
Industrial Gases - 0.6%
            12,000    Air Products and Chemicals, Inc.                                                                       686,880
Insurance Brokers - 0.6%
            20,800    Arthur J. Gallagher & Co.#                                                                             611,936
Internet Applications Software - 0.1%
            15,000    Verity, Inc.*                                                                                          149,250
Internet Infrastructure Equipment - 0.2%
             8,000    Avocent Corp.*                                                                                         245,280
Internet Security - 0.7%
            32,000    Check Point Software Technologies, Ltd. (U.S. Shares)*                                                 715,520
Investment Management and Advisory Services - 3.0%
            42,000    Alliance Capital Management Holding L.P.*,#                                                          2,223,060
            14,000    Federated Investors, Inc. - Class B                                                                    490,140
            32,000    Waddell & Reed Financial, Inc. - Class A                                                               613,760
                                                                                                                           3,326,960
Machinery - Farm - 0.5%
             9,000    Deere & Co.                                                                                            546,120
Medical - Biomedical and Genetic - 0.1%
             2,500    Millipore Corp.*                                                                                       153,050
Medical - Drugs - 0.5%
            19,400    Endo Pharmaceuticals Holdings, Inc.*                                                                   522,248
Medical - Generic Drugs - 0.5%
            40,000    Perrigo Co.                                                                                            534,800
Medical - Hospitals - 0.9%
            35,000    Health Management Associates, Inc. - Class A                                                           749,350
             5,200    LifePoint Hospitals, Inc.*                                                                             203,320
                                                                                                                             952,670
Medical - Nursing Homes - 1.0%
            28,000    Manor Care, Inc.                                                                                     1,043,000
Medical Instruments - 0.9%
             8,500    Beckman Coulter, Inc.#                                                                                 418,710
            20,400    Boston Scientific Corp.*                                                                               512,448
                                                                                                                             931,158
Medical Labs and Testing Services - 0.8%
            18,000    Laboratory Corporation of America Holdings*                                                            868,500
Medical Products - 1.5%
            22,800    Biomet, Inc.                                                                                           794,124
             5,200    Cooper Companies, Inc.                                                                                 357,968
            11,000    Henry Schein, Inc.*                                                                                    436,040
                                                                                                                           1,588,132
Medical Sterilization Products - 0.3%
            15,000    Steris Corp.                                                                                           342,150
Multi-Line Insurance - 1.6%
            68,100    Old Republic International Corp.                                                                     1,764,471
Multimedia - 0.7%
            16,000    McGraw-Hill Companies, Inc.                                                                            783,040
Networking Products - 0.3%
            22,800    Foundry Networks, Inc.*,#                                                                              272,004
Non-Hazardous Waste Disposal - 1.2%
            10,500    Republic Services, Inc.                                                                                371,175
            30,500    Waste Management, Inc.                                                                                 900,055
                                                                                                                           1,271,230
Office Automation and Equipment - 0.9%
            70,000    Xerox Corp.*                                                                                           949,900
Oil - Field Services - 0.8%
            25,000    BJ Services Co.                                                                                        868,750
Oil and Gas Drilling - 1.2%
             5,200    Nabors Industries, Ltd.*                                                                               356,876
             9,000    Patterson-UTI Energy, Inc.                                                                             307,170
            14,600    Precision Drilling Corp. (U.S. Shares)*,#                                                              671,600
                                                                                                                           1,335,646
Oil Companies - Exploration and Production - 7.4%
            13,600    Anadarko Petroleum Corp.                                                                             1,233,656
             7,000    Apache Corp.                                                                                           446,810
            12,000    Cimarex Energy Co.*                                                                                    471,120
             1,200    Houston Exploration Co.*,#                                                                              61,860
            19,800    Murphy Oil Corp.                                                                                       927,630
            39,100    Newfield Exploration Co.*                                                                            1,772,403
            46,750    Noble Energy, Inc.                                                                                   1,872,337
             3,700    Pioneer Natural Resources Co.                                                                          185,185
            20,300    St. Mary Land & Exploration Co.#                                                                       690,403
            10,000    Stone Energy Corp.*,#                                                                                  459,000
                                                                                                                           8,120,404
Oil Companies - Integrated - 0.6%
             5,150    Chevron Corp.                                                                                          293,911
             6,500    Marathon Oil Corp.                                                                                     391,040
                                                                                                                             684,951
Oil Field Machinery and Equipment - 0.1%
             2,100    Cooper Cameron Corp.*                                                                                  154,833
Paper and Related Products - 1.6%
            22,350    Rayonier, Inc.                                                                                         854,440
            48,000    Smurfit-Stone Container Corp.*                                                                         506,880
            11,600    Temple-Inland, Inc.                                                                                    427,228
                                                                                                                           1,788,548
Pharmacy Services - 0.9%
            17,200    Omnicare, Inc.                                                                                         930,520
Pipelines - 0.8%
            21,200    Western Gas Resources, Inc.#                                                                           917,960
Property and Casualty Insurance - 0.3%
             5,000    Mercury General Corp.#                                                                                 302,250
Publishing - Newspapers - 0.3%
             9,200    Tribune Co.                                                                                            289,892
Publishing - Periodicals - 0.1%
             9,500    Reader's Digest Association, Inc.                                                                      145,540

Radio - 0.9%
            40,000    Cox Radio, Inc. - Class A*                                                                             572,000
            22,000    Westwood One, Inc.                                                                                     407,000
                                                                                                                             979,000
Reinsurance - 2.2%
               600    Berkshire Hathaway, Inc. - Class B*                                                                  1,689,000
            28,300    IPC Holdings, Ltd.#                                                                                    745,139
                                                                                                                           2,434,139
REIT - Apartments - 0.1%
             4,000    Home Properties, Inc.                                                                                  155,400
REIT - Health Care - 0.4%
            18,000    Health Care Property Investors, Inc.#                                                                  458,100
REIT - Office Property - 1.0%
            15,000    BioMed Realty Trust, Inc.                                                                              375,150
            31,900    Trizec Properties, Inc.                                                                                709,775
                                                                                                                           1,084,925
REIT - Regional Malls - 0.5%
             9,100    Macerich Co.                                                                                           584,857
REIT - Shopping Centers - 0.5%
            25,000    Equity One, Inc.                                                                                       586,250
Retail - Apparel and Shoe - 0.8%
            25,000    Gap, Inc.                                                                                              432,000
            16,500    Talbots, Inc.                                                                                          430,485
                                                                                                                             862,485
Retail - Drug Store - 0.5%
            23,000    CVS Corp.                                                                                              561,430
Retail - Major Department Stores - 0.2%
            14,200    Saks, Inc.*                                                                                            257,730
Retail - Restaurants - 0.8%
            25,500    Applebee's International, Inc.                                                                         558,705
             7,000    Wendy's International, Inc.                                                                            327,040
                                                                                                                             885,745
Rubber - Tires - 0.6%
            47,700    Cooper Tire & Rubber Co.#                                                                              651,582
Savings/Loan/Thrifts - 2.6%
            49,700    Astoria Financial Corp.                                                                              1,389,115
            18,600    Independence Community Bank Corp.                                                                      735,630
            12,700    Provident Financial Services, Inc.#                                                                    223,520
            22,600    Washington Federal, Inc.                                                                               519,574
                                                                                                                           2,867,839
Semiconductor Components/Integrated Circuits - 0.1%
             9,300    Integrated Device Technology, Inc.*                                                                     91,884
Super-Regional Banks - 1.7%
            12,500    PNC Bank Corp.                                                                                         758,875
            15,800    SunTrust Banks, Inc.                                                                                 1,145,184
                                                                                                                           1,904,059
Telecommunication Equipment - 0.5%
            25,700    Andrew Corp.*                                                                                          272,934
            25,300    Avaya, Inc.*                                                                                           291,456
                                                                                                                             564,390
Telephone - Integrated - 1.6%
            10,700    ALLTEL Corp.                                                                                           661,902
            27,900    CenturyTel, Inc.                                                                                       913,167
            13,100    IDT Corp.*,#                                                                                           161,261
                                                                                                                           1,736,330
Television - 0.7%
            27,800    Univision Communications, Inc. - Class A*                                                              726,692
Toys - 0.4%
            26,000    Mattel, Inc.                                                                                           383,500
Transportation - Railroad - 1.5%
            20,700    Kansas City Southern*,#                                                                                458,712
             7,700    Norfolk Southern Corp.                                                                                 309,540
            13,200    Union Pacific Corp.                                                                                    913,176
                                                                                                                           1,681,428
Transportation - Services - 0.9%
            45,000    Laidlaw International, Inc.                                                                          1,023,300
Transportation - Truck - 1.1%
            45,000    J.B. Hunt Transport Services, Inc.                                                                     873,450
            18,700    Werner Enterprises, Inc.                                                                               335,104
                                                                                                                           1,208,554
Wireless Equipment - 0.2%
            31,900    Wireless Facilities, Inc.*,#                                                                           213,411
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $77,157,978)                                                                                     81,517,889
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.9%
         6,417,843    State Street Navigator Securities Lending
                         Prime Portfolio+ (cost $6,417,843)                                                                6,417,843
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 19.3%
$       21,100,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $21,102,374
                         collateralized by $134,923,149
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $21,522,000
                         (cost $21,100,000)                                                                               21,100,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bills - 0.3%
                      U.S. Treasury Bills:
           150,000       3.875%, 12/22/05**                                                                                  149,293
            40,000       3.92%, 12/29/05**                                                                                    39,781
            10,000       3.75%, 1/5/06**                                                                                       9,938
           100,000       3.785%, 1/19/06**                                                                                    99,107
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bills (cost $298,172)                                                                         298,119
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $104,973,993) - 100%                                                                   $   109,333,851
====================================================================================================================================

                        Summary of Investments by Country
                          October 31, 2005 (unaudited)

Country                                Value      % of Investment Securities

Bermuda                           $    1,893,715              1.7%
Canada                                 1,260,474              1.1
Israel                                   715,520              0.7
Singapore                                294,493              0.3
United States***                     105,169,649             96.2
                                  --------------            -----
Total                             $  109,333,851            100.0%
                                  ==============            =====

*** Includes Short-Term Securities and Others Securities (70.7% excluding Short-Term Securities and Others Securities)

Schedule of Futures Contracts (unaudited)
As of October 31, 2005

Financial Futures - Long

--------------------------------------------------------------------------------
100 Contracts  S&P Mid 400 (E-mini)
                        expires December 2005, principal
                        amount $7,035,486, value $7,030,000
                        cumulative depreciation  ...................($5,486)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or mortgage backed securities (with extended settlement dates) as of October 31, 2005 is noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                   $ 341,319
--------------------------------------------------------------------------------

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 22.6%
$          310,000    Bryant Park Funding LLC, 3.98%, 12/5/05 (Section 4(2))                               $                 308,835
           450,000    Check Point Charlie, Inc., 3.76%, 11/14/05 (Section 4(2))                                              449,389
           500,000    Dorada Finance, Inc., 3.68%, 11/10/05                                                                  499,539
           500,000    Rhineland Funding Capital Corp., 3.95%, 12/5/05 (Section 4(2))                                         498,135
           270,000    Victory Receivables Corp., 3.95%, 11/9/05 (Section 4(2))                                               269,763
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper  (cost $2,025,661)                                                                                  2,025,661
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 64.0%
           550,000    Advocare of South Carolina, Inc., 4.15%, 6/1/17                                                        550,000
           500,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B
                      4.31%, 10/1/19                                                                                         500,000
           310,000    Breckenridge Terrace LLC, 4.2412%, 5/1/39                                                              310,000
           200,000    Capel, Inc., 4.20%, 9/1/09                                                                             200,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                       4.2412%, 7/1/35                                                                                       350,000
         1,740,000    Cunat Capital Corp., Series 1998-A, 4.36%, 12/1/28                                                   1,740,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 4.12%, 12/22/24                       190,000
           240,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick
                      Co.), Series A, 4.20%, 9/1/14                                                                          240,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project)
                      Series B, 4.54%, 5/1/31                                                                                880,000
           135,000    Ohio State Higher Education Facilities Revenue, (Columbus College Project),
                      Series 2003A, 4.25%, 9/1/07                                                                            135,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark)
                      4.36%, 4/1/20                                                                                          160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc.
                      Project), Series B, 4.73%, 11/1/19                                                                     300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue
                      4.27%, 11/1/29                                                                                         200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $5,755,000)                                                                 5,755,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 13.4%
         1,200,000    Bear Stearns & Company, Inc., 4.1125%
                        dated 10/31/05, maturing 11/1/05
                        to be repurchased at $1,200,137
                        collateralized by $1,624,704
                        in U.S. Government Agencies
                        0%, 10/1/35; with a value of $1,224,009
                        (cost $1,200,000)                                                                                  1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,980,661) - 100%                                                                     $     8,980,661
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

The interest rate on variable rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Beverages - Wine and Spirits - 2.6%
             3,762    Davide Campari - Milano S.P.A.                                                                 $        25,519
Broadcast Services and Programming - 1.7%
               340    Liberty Global, Inc. - Class A*                                                                          8,422
               340    Liberty Global, Inc. - Class C*                                                                          8,065
                                                                                                                              16,487
Building - Residential and Commercial - 2.7%
               500    Desarrolladora Homex S.A. (ADR)*                                                                        14,945
               165    KB Home                                                                                                 10,783
                                                                                                                              25,728
Cable Television - 1.7%
                20    Jupiter Telecommunications Company, Ltd.*                                                               16,030
Commercial Banks - 1.7%
             1,000    Banco Nossa Caixa S.A.*                                                                                 16,520
Commercial Services - 3.6%
               725    CoStar Group, Inc.*                                                                                     34,764
Computers - 1.9%
               300    Research In Motion, Ltd. (U.S. Shares)*                                                                 18,447
Cosmetics and Toiletries - 1.5%
               330    Alberto-Culver Co.                                                                                      14,325
Data Processing and Management - 1.8%
               445    NAVTEQ Corp.*                                                                                           17,408
Diagnostic Kits - 7.0%
             1,900    Dade Behring Holdings, Inc.                                                                             68,418
Diversified Minerals - 2.9%
            18,000    Caemi Mineracao e Metalurgica S.A.                                                                      28,617
Diversified Operations - 2.2%
               265    Louis Vuitton Moet Hennessy S.A.                                                                        21,453
E-Commerce/Products - 0.7%
               300    Submarino S.A.*                                                                                          4,103
               100    Submarino S.A. (GDR)*                                                                                    2,735
                                                                                                                               6,838
E-Commerce/Services - 4.1%
               900    Expedia, Inc.*                                                                                          16,911
               900    IAC/InterActiveCorp*                                                                                    23,040
                                                                                                                              39,951
Electronic Components - Semiconductors - 2.1%
             1,160    MIPS Technologies, Inc.*                                                                                 6,508
               495    Texas Instruments, Inc.                                                                                 14,132
                                                                                                                              20,640
Electronic Measuring Instruments - 1.8%
               600    Trimble Navigation, Ltd.*                                                                               17,322
Entertainment Software - 1.3%
               276    UbiSoft Entertainment S.A.*                                                                             12,728
Finance - Commercial - 4.8%
             2,100    CapitalSource, Inc.*                                                                                    46,200
Finance - Other Services - 5.8%
               110    Chicago Mercantile Exchange Holdings, Inc.                                                              40,166
             1,320    MarketAxess Holdings, Inc.*                                                                             16,289
                                                                                                                              56,455
Home Furnishings - 1.9%
             1,670    Tempur-Pedic International, Inc.*                                                                       18,470
Investment Management and Advisory Services - 4.5%
               955    National Financial Partners Corp.                                                                       43,195
Life and Health Insurance - 1.0%
               650    Universal American Financial Corp.*                                                                      9,620
Medical - Biomedical and Genetic - 4.7%
               810    Celgene Corp.*                                                                                          45,441
Medical - Drugs - 3.4%
               221    Roche Holding A.G.                                                                                      33,012
Medical - Generic Drugs - 3.4%
               540    Taro Pharmaceutical Industries, Ltd.*                                                                   11,880
               565    Teva Pharmaceutical Industries, Ltd. (ADR)                                                              21,538
                                                                                                                              33,418
Medical - HMO - 2.0%
               230    PacifiCare Health Systems, Inc.*                                                                        18,943
Medical Instruments - 2.0%
               220    Intuitive Surgical, Inc.*                                                                               19,521
Multi-Line Insurance - 2.9%
               730    Assurant, Inc.                                                                                          27,886
Networking Products - 3.4%
             1,900    Cisco Systems, Inc.*                                                                                    33,155
Oil Companies - Exploration and Production - 3.7%
               535    EOG Resources, Inc.                                                                                     36,262
Oil Companies - Integrated - 2.6%
               205    Amerada Hess Corp.                                                                                      25,646
Steel - Producers - 0.8%
               393    Companhia Siderurgica Nacional S.A. (ADR)*                                                               7,546
Telecommunication Equipment - 1.6%
               525    Adtran, Inc.                                                                                            15,881
Therapeutics - 2.4%
               310    United Therapeutics Corp.*                                                                              22,897
Transportation - Marine - 1.9%
               380    Alexander & Baldwin, Inc.                                                                               18,597
Transportation - Railroad - 1.2%
               300    All America Latina Logistica                                                                            11,589
Transportation - Services - 2.4%
               250    FedEx Corp.                                                                                             22,983
Web Portals/Internet Service Providers - 2.3%
               605    Yahoo!, Inc.*                                                                                           22,367
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $974,012) - 100%                                                                       $       970,279
====================================================================================================================================

                        Summary of Investments by Country
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Brazil                            $       71,110              7.3%
Canada                                    18,447              1.9
France                                    34,181              3.5
Israel                                    33,418              3.4
Italy                                     25,519              2.6
Japan                                     16,030              1.7
Mexico                                    14,945              1.6
Switzerland                               33,012              3.4
United States                            723,617             74.6
                                  --------------            -----
Total                             $      970,279            100.0%
                                  ==============            =====

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

Janus Adviser Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.1%
Advertising Agencies - 0.5%
               800    Interpublic Group of Companies, Inc.*                                                          $         8,264
             1,100    Omnicom Group, Inc.                                                                                     91,256
                                                                                                                              99,520
Aerospace and Defense - 1.0%
               200    Boeing Co.                                                                                              12,928
               100    General Dynamics Corp.                                                                                  11,630
               700    Lockheed Martin Corp.                                                                                   42,392
               200    Northrop Grumman Corp.                                                                                  10,730
             1,400    Raytheon Co.                                                                                            51,730
             1,800    Rockwell Collins, Inc.                                                                                  82,476
                                                                                                                             211,886
Aerospace and Defense - Equipment - 0.2%
               100    B.F. Goodrich Co.                                                                                        3,607
               600    United Technologies Corp.                                                                               30,768
                                                                                                                              34,375
Agricultural Operations - 2.0%
             8,300    Archer-Daniels-Midland Co.                                                                             202,271
             3,600    Monsanto Co.                                                                                           226,836
                                                                                                                             429,107
Apparel Manufacturers - 0.3%
               200    Liz Claiborne, Inc.                                                                                      7,040
             1,300    V. F. Corp.                                                                                             67,925
                                                                                                                              74,965
Applications Software - 1.5%
             2,000    Citrix Systems, Inc.*                                                                                   55,140
             1,800    Intuit, Inc.*                                                                                           82,674
               200    Mercury Interactive Corp.*                                                                               6,958
             5,400    Microsoft Corp.                                                                                        138,780
             3,000    Siebel Systems, Inc.                                                                                    31,050
                                                                                                                             314,602
Athletic Footwear - 0.3%
               100    NIKE, Inc. - Class B                                                                                     8,405
             1,000    Reebok International, Ltd.                                                                              57,050
                                                                                                                              65,455
Automotive - Truck Parts and Equipment - Original - 0.2%
               500    Johnson Controls, Inc.                                                                                  34,025
Beverages - Non-Alcoholic - 1.4%
             1,700    Coca-Cola Co.                                                                                           72,726
             5,300    Coca-Cola Enterprises, Inc.                                                                            100,170
             1,100    Pepsi Bottling Group, Inc.                                                                              31,273
             1,500    PepsiCo, Inc.                                                                                           88,620
                                                                                                                             292,789
Beverages - Wine and Spirits - 0.3%
             1,100    Brown-Forman Corp. - Class B                                                                            69,674
               200    Constellation Brands, Inc. - Class A*                                                                    4,708
                                                                                                                              74,382
Broadcast Services and Programming - 0.2%
             1,200    Clear Channel Communications, Inc.                                                                      36,504
Building - Residential and Commercial - 0.7%
               200    Centex Corp.                                                                                            12,870
               100    D.R. Horton, Inc.                                                                                        3,069
             1,700    KB Home                                                                                                111,095
               200    Lennar Corp.                                                                                            11,116
               100    Pulte Homes, Inc.                                                                                        3,779
                                                                                                                             141,929
Building and Construction Products - Miscellaneous - 0.3%
               900    Vulcan Materials Co.                                                                                    58,500
Building Products - Air and Heating - 0.2%
               900    American Standard Companies, Inc.                                                                       34,236
Cable Television - 0.5%
             3,600    Comcast Corp. - Class A*                                                                               100,188
Casino Hotels - 0.5%
             1,900    Harrah's Entertainment, Inc.                                                                           114,912
Chemicals - Diversified - 0.4%
               300    Dow Chemical Co.                                                                                        13,758
               600    E.I. du Pont de Nemours and Co.                                                                         25,014
               600    PPG Industries, Inc.*                                                                                   35,982
               500    Rohm & Haas Co.                                                                                         21,765
                                                                                                                              96,519
Chemicals - Specialty - 0.4%
               300    Ashland, Inc.                                                                                           16,053
               400    Eastman Chemical Co.                                                                                    21,104
             1,200    Ecolab, Inc.                                                                                            39,696
                                                                                                                              76,853
Coatings and Paint Products - 0.3%
             1,300    Sherwin-Williams Co.                                                                                    55,315
Commercial Banks - 1.8%
               500    AmSouth Bancorporation                                                                                  12,615
             2,200    BB&T Corp.                                                                                              93,148
             1,100    M&T Bank Corp.                                                                                         118,338
               200    Marshall & Ilsley Corp.                                                                                  8,592
             1,400    North Fork Bancorporation, Inc.                                                                         35,476
             1,700    Regions Financial Corp.                                                                                 55,335
             2,100    Synovus Financial Corp.                                                                                 57,687
               100    Zions Bancorporation*                                                                                    7,347
                                                                                                                             388,538
Commercial Services - Finance - 0.8%
             2,100    Equifax, Inc.                                                                                           72,387
               100    H&R Block, Inc.                                                                                          2,486
             1,600    Moody's Corp.                                                                                           85,216
               400    Paychex, Inc.                                                                                           15,504
                                                                                                                             175,593
Computer Aided Design - 0.4%
             1,800    Autodesk, Inc.                                                                                          81,234
Computers - 1.8%
             3,400    Apple Computer, Inc.*                                                                                  195,806
             1,600    Dell, Inc.*                                                                                             51,008
             3,400    Hewlett-Packard Co.                                                                                     95,336
               500    IBM Corp.                                                                                               40,940
                                                                                                                             383,090
Computers - Integrated Systems - 0.5%
             3,600    NCR Corp.*                                                                                             108,792
Computers - Memory Devices - 0.1%
             1,000    EMC Corp.*                                                                                              13,960
               300    Network Appliance, Inc.*                                                                                 8,208
                                                                                                                              22,168
Consumer Products - Miscellaneous - 0.9%
             2,700    Clorox Co.                                                                                             146,124
               700    Fortune Brands, Inc.                                                                                    53,179
                                                                                                                             199,303
Containers - Metal and Glass - 0.1%
               800    Ball Corp.                                                                                              31,496
Containers - Paper and Plastic - 0%
               200    Sealed Air Corp.*                                                                                       10,062
Cosmetics and Toiletries - 2.1%
               150    Alberto-Culver Co.                                                                                       6,512
             1,200    Colgate-Palmolive Co.                                                                                   63,552
               200    International Flavors & Fragrances, Inc.*                                                                6,598
             6,588    Procter & Gamble Co.                                                                                   368,862
                                                                                                                             445,524
Cruise Lines - 0%
               200    Carnival Corp. (U.S. Shares)                                                                             9,934
Data Processing and Management - 0.4%
             1,100    Automatic Data Processing, Inc.                                                                         51,326
               800    Fiserv, Inc.*                                                                                           34,944
                                                                                                                              86,270
Dental Supplies and Equipment - 0%
               200    Patterson Companies, Inc.*                                                                               8,276
Disposable Medical Products - 0.5%
             1,700    C.R. Bard, Inc.                                                                                        106,046
Distribution/Wholesale - 0.6%
             2,800    Genuine Parts Co.                                                                                      124,236
               200    W.W. Grainger, Inc.                                                                                     13,396
                                                                                                                             137,632
Diversified Financial Services - 0.2%
               600    Morgan Stanley Co.*                                                                                     32,646
Diversified Operations - 2.5%
               500    3M Co.                                                                                                  37,990
               100    Cooper Industries, Ltd. - Class A                                                                        7,089
             1,100    Danaher Corp.                                                                                           57,310
             7,600    General Electric Co.                                                                                   257,716
               300    ITT Industries, Inc.                                                                                    30,480
               200    Parker Hannifin Corp.                                                                                   12,536
             1,700    Textron, Inc.                                                                                          122,468
               100    Tyco International, Ltd. (U.S. Shares)                                                                   2,639
                                                                                                                             528,228
Drug Delivery Systems - 0.4%
             2,000    Hospira, Inc.*                                                                                          79,700
Electric - Integrated - 7.1%
               400    Allegheny Energy, Inc.*                                                                                 11,304
             1,500    Ameren Corp.                                                                                            78,900
               100    American Electric Power Company, Inc.                                                                    3,796
               200    Cinergy Corp.                                                                                            7,980
             1,500    CMS Energy Corp.*                                                                                       22,365
             1,600    Consolidated Edison, Inc.                                                                               72,800
               600    Constellation Energy Group, Inc.                                                                        32,880
               900    Dominion Resources, Inc.                                                                                68,472
             2,200    DTE Energy Co.                                                                                          95,040
               900    Duke Energy Corp.                                                                                       23,832
             4,400    Edison International                                                                                   192,543
             1,200    Entergy Corp.                                                                                           84,864
             2,800    Exelon Corp.                                                                                           145,684
               900    FirstEnergy Corp.                                                                                       42,750
             1,100    FPL Group, Inc.                                                                                         47,366
             4,000    PG&E Corp.                                                                                             145,520
               900    PPL Corp.                                                                                               28,206
             2,800    Public Service Enterprise Group, Inc.                                                                  176,092
             1,800    Southern Co.                                                                                            62,982
             3,400    TECO Energy, Inc.                                                                                       58,820
               800    TXU Corp.                                                                                               80,600
             2,300    Xcel Energy, Inc.                                                                                       42,159
                                                                                                                           1,524,955
Electronic Components - Miscellaneous - 0.2%
             1,400    Jabil Circuit, Inc.*                                                                                    41,790
Electronic Components - Semiconductors - 1.2%
               200    Advanced Micro Devices, Inc.*                                                                            4,644
               900    Broadcom Corp. - Class A*                                                                               38,214
               200    Freescale Semiconductor, Inc. - Class B*                                                                 4,776
             1,900    Intel Corp.                                                                                             44,650
             3,100    National Semiconductor Corp.                                                                            70,153
               400    QLogic Corp.*                                                                                           12,064
             2,000    Texas Instruments, Inc.                                                                                 57,100
               700    Xilinx, Inc.                                                                                            16,765
                                                                                                                             248,366
Electronic Measuring Instruments - 0.1%
               400    Agilent Technologies, Inc.*                                                                             12,804
Engineering - Research and Development Services - 0%
               100    Fluor Corp.                                                                                              6,360
Enterprise Software/Services - 0.7%
             4,000    BMC Software, Inc.                                                                                      78,360
             6,200    Oracle Corp.*                                                                                           78,616
                                                                                                                             156,976
Entertainment Software - 0%
               100    Electronic Arts, Inc.*                                                                                   5,688
Fiduciary Banks - 0.2%
               300    Northern Trust Corp.                                                                                    16,080
               600    State Street Corp.                                                                                      33,138
                                                                                                                              49,218
Filtration and Separations Products - 0.1%
               900    Pall Corp.                                                                                              23,544
Finance - Consumer Loans - 0.8%
             3,000    SLM Corp.                                                                                              166,590
Finance - Credit Card - 0%
               100    American Express Co.                                                                                     4,977
Finance - Investment Bankers/Brokers - 2.8%
               100    Bear Stearns Companies, Inc.                                                                            10,580
             6,800    Charles Schwab Corp.                                                                                   103,360
             3,300    Citigroup, Inc.                                                                                        151,074
             1,100    Goldman Sachs Group, Inc.                                                                              139,007
             1,400    Lehman Brothers Holdings, Inc.                                                                         167,538
               400    Merrill Lynch & Company, Inc.                                                                           25,896
                                                                                                                             597,455
Finance - Mortgage Loan Banker - 0%
               200    Countrywide Financial Corp.                                                                              6,354
Food - Confectionary - 1.3%
             2,900    Hershey Foods Corp.                                                                                    164,807
             1,800    Wm. Wrigley Jr. Co.                                                                                    125,100
                                                                                                                             289,907
Food - Diversified - 1.3%
             1,500    Campbell Soup Co.                                                                                       43,650
             1,200    ConAgra Foods, Inc.                                                                                     27,924
             1,200    General Mills, Inc.                                                                                     57,912
             1,200    Kellogg Co.                                                                                             53,004
             1,000    McCormick & Company, Inc.                                                                               30,290
             4,000    Sara Lee Corp.                                                                                          71,400
                                                                                                                             284,180
Food - Meat Products - 0.1%
               700    Tyson Foods, Inc. - Class A                                                                             12,460
Food - Retail - 0.1%
               700    Safeway, Inc.*                                                                                          16,282
Food - Wholesale/Distribution - 0.6%
             4,200    Sysco Corp.                                                                                            134,022
Forestry - 0%
               100    Plum Creek Timber Company, Inc.                                                                          3,890
Gas - Distribution - 0.3%
               300    KeySpan Corp.                                                                                           10,371
               100    Nicor, Inc.                                                                                              3,920
               400    NiSource, Inc.                                                                                           9,460
               700    Sempra Energy Co.                                                                                       31,010
                                                                                                                              54,761
Health Care Cost Containment - 0.2%
             1,000    McKesson Corp.                                                                                          45,430
Home Decoration Products - 0.3%
             2,500    Newell Rubbermaid, Inc.                                                                                 57,475
Hotels and Motels - 0.8%
             1,600    Hilton Hotels Corp.                                                                                     31,120
               800    Marriott International, Inc. - Class A                                                                  47,696
             1,700    Starwood Hotels & Resorts Worldwide, Inc.                                                               99,331
                                                                                                                             178,147
Industrial Automation and Robotics - 0.5%
             1,900    Rockwell Automation, Inc.                                                                              100,985
Industrial Gases - 0.1%
               400    Air Products and Chemicals, Inc.                                                                        22,896
Instruments - Scientific - 0%
               400    Applera Corp. - Applied Biosystems Group                                                                 9,708
Insurance Brokers - 0.2%
               700    Aon Corp.                                                                                               23,695
               300    Marsh & McLennan Companies, Inc.                                                                         8,745
                                                                                                                              32,440
Investment Management and Advisory Services - 1.4%
                20    Ameriprise Financial, Inc.                                                                                 744
               200    Federated Investors, Inc. - Class B                                                                      7,002
             3,200    Franklin Resources, Inc.                                                                               282,784
               100    T. Rowe Price Group, Inc.                                                                                6,552
                                                                                                                             297,082
Life and Health Insurance - 1.2%
               500    AFLAC, Inc.                                                                                             23,890
             1,000    CIGNA Corp.                                                                                            115,870
               100    Jefferson-Pilot Corp.                                                                                    5,488
               100    Principal Financial Group, Inc.                                                                          4,963
             1,400    Prudential Financial, Inc.                                                                             101,906
               200    Torchmark Corp.                                                                                         10,566
               100    UnumProvident Corp.                                                                                      2,029
                                                                                                                             264,712
Linen Supply and Related Items - 0%
               100    Cintas Corp.                                                                                             4,057
Machinery - Construction and Mining - 0.1%
               400    Caterpillar, Inc.                                                                                       21,036
Medical - Biomedical and Genetic - 0.4%
               500    Amgen, Inc.*                                                                                            37,880
               300    Chiron Corp.*                                                                                           13,242
               300    Genzyme Corp.*                                                                                          21,690
               300    Millipore Corp.*                                                                                        18,366
                                                                                                                              91,178
Medical - Drugs - 3.7%
             2,700    Abbott Laboratories                                                                                    116,235
             4,700    Bristol-Myers Squibb Co.                                                                                99,499
             1,300    Eli Lilly and Co.                                                                                       64,727
             3,300    Forest Laboratories, Inc.*                                                                             125,103
             2,700    King Pharmaceuticals, Inc.*                                                                             41,661
             3,600    Merck & Company, Inc.                                                                                  101,592
             3,220    Pfizer, Inc.                                                                                            70,003
             5,000    Schering-Plough Corp.                                                                                  101,700
             1,900    Wyeth                                                                                                   84,664
                                                                                                                             805,184
Medical - Generic Drugs - 0.5%
             2,200    Mylan Laboratories, Inc.                                                                                42,262
             1,900    Watson Pharmaceuticals, Inc.*                                                                           65,664
                                                                                                                             107,926
Medical - HMO - 2.8%
             2,100    Aetna, Inc.                                                                                            185,976
               350    Coventry Health Care, Inc.*                                                                             18,897
             2,500    Humana, Inc.*                                                                                          110,975
             2,500    UnitedHealth Group, Inc.                                                                               144,725
             1,900    WellPoint, Inc.*                                                                                       141,892
                                                                                                                             602,465
Medical - Hospitals - 1.6%
             5,000    HCA, Inc.                                                                                              240,950
             4,700    Health Management Associates, Inc. - Class A                                                           100,627
               600    Tenet Healthcare Corp.*                                                                                  5,052
                                                                                                                             346,629
Medical - Nursing Homes - 0.2%
             1,100    Manor Care, Inc.                                                                                        40,975
Medical - Wholesale Drug Distributors - 0.9%
               600    AmerisourceBergen Corp.                                                                                 45,762
             2,500    Cardinal Health, Inc.                                                                                  156,275
                                                                                                                             202,037
Medical Information Systems - 0%
               400    IMS Health, Inc.                                                                                         9,292
Medical Instruments - 1.7%
             3,300    Guidant Corp.                                                                                          207,900
             1,300    Medtronic, Inc.                                                                                         73,658
             1,600    St. Jude Medical, Inc.*                                                                                 76,912
                                                                                                                             358,470
Medical Labs and Testing Services - 0.5%
               300    Laboratory Corporation of America Holdings*                                                             14,475
             1,900    Quest Diagnostics, Inc.                                                                                 88,749
                                                                                                                             103,224
Medical Products - 3.1%
             2,300    Baxter International, Inc.                                                                              87,929
             2,400    Becton, Dickinson and Co.                                                                              121,800
             4,900    Johnson & Johnson                                                                                      306,838
             1,700    Stryker Corp.                                                                                           69,819
             1,400    Zimmer Holdings, Inc.*                                                                                  89,278
                                                                                                                             675,664
Multi-Line Insurance - 2.2%
               500    ACE, Ltd.                                                                                               26,050
             2,200    Allstate Corp.                                                                                         116,138
               200    Hartford Financial Services Group, Inc.                                                                 15,950
             2,400    Loews Corp.                                                                                            223,152
             1,800    MetLife, Inc.                                                                                           88,938
                                                                                                                             470,228
Multimedia - 0.7%
               800    McGraw-Hill Companies, Inc.                                                                             39,152
             5,200    News Corporation, Inc. - Class A                                                                        74,100
               300    Viacom, Inc. - Class B                                                                                   9,291
               800    Walt Disney Co.                                                                                         19,496
                                                                                                                             142,039
Networking Products - 0%
               500    Cisco Systems, Inc.*                                                                                     8,725
Office Supplies and Forms - 0%
               100    Avery Dennison Corp.                                                                                     5,665
Oil - Field Services - 0.9%
               800    Baker Hughes, Inc.                                                                                      43,968
               500    BJ Services Co.                                                                                         17,375
             1,800    Halliburton Co.                                                                                        106,380
               100    Schlumberger, Ltd. (U.S. Shares)                                                                         9,077
               100    Weatherford International, Ltd*                                                                          6,260
                                                                                                                             183,060
Oil and Gas Drilling - 0.9%
               500    Nabors Industries, Ltd.*                                                                                34,315
               500    Noble Corp.                                                                                             32,190
             2,100    Transocean, Inc.*                                                                                      120,729
                                                                                                                             187,234
Oil Companies - Exploration and Production - 2.9%
               500    Anadarko Petroleum Corp.                                                                                45,355
               440    Apache Corp.                                                                                            28,085
             2,200    Burlington Resources, Inc.                                                                             158,884
               800    Devon Energy Corp.                                                                                      48,304
             2,100    EOG Resources, Inc.                                                                                    142,338
             1,896    Kerr-McGee Corp.                                                                                       161,236
               100    Murphy Oil Corp.                                                                                         4,685
             1,000    XTO Energy, Inc.                                                                                        43,460
                                                                                                                             632,347
Oil Companies - Integrated - 3.8%
               100    Amerada Hess Corp.                                                                                      12,510
             1,697    Chevron Corp.                                                                                           96,848
             3,100    ConocoPhillips                                                                                         202,678
             6,000    Exxon Mobil Corp.                                                                                      336,840
               470    Marathon Oil Corp.                                                                                      28,275
             1,900    Occidental Petroleum Corp.                                                                             149,872
                                                                                                                             827,023
Oil Field Machinery and Equipment - 0.3%
               900    National-Oilwell Varco, Inc.*                                                                           56,223
Oil Refining and Marketing - 1.8%
             2,100    Sunoco, Inc.                                                                                           156,450
             2,200    Valero Energy Corp.                                                                                    231,528
                                                                                                                             387,978
Optical Supplies - 0.3%
               400    Allergan, Inc.                                                                                          35,720
               400    Bausch & Lomb, Inc.                                                                                     29,676
                                                                                                                              65,396
Paper and Related Products - 0.1%
               400    Temple-Inland, Inc.                                                                                     14,732
Pharmacy Services - 2.0%
               800    Caremark Rx, Inc.*                                                                                      41,920
             1,100    Express Scripts, Inc. - Class A*                                                                        82,951
             5,213    Medco Health Solutions, Inc.*                                                                          294,535
                                                                                                                             419,406
Photo Equipment and Supplies - 0.1%
               800    Eastman Kodak Co.                                                                                       17,520
Pipelines - 0.6%
             1,500    Kinder Morgan, Inc.                                                                                    136,350
Power Converters and Power Supply Equipment - 0.3%
             3,500    American Power Conversion Corp.                                                                         74,865
Property and Casualty Insurance - 1.5%
               300    Chubb Corp.                                                                                             27,891
               900    Progressive Corp.                                                                                      104,229
             1,400    SAFECO Corp.                                                                                            77,980
             2,600    St. Paul Travelers Companies, Inc.                                                                     117,078
                                                                                                                             327,178
Publishing - Newspapers - 0.2%
               200    Gannett Company, Inc.                                                                                   12,532
               700    Knight-Ridder, Inc.                                                                                     37,366
                                                                                                                              49,898
REIT - Apartments - 0.5%
               300    Apartment Investment & Management Co.- Class A                                                          11,520
             2,000    Archstone-Smith Trust, Inc.                                                                             81,140
               400    Equity Residential Properties Trust                                                                     15,700
                                                                                                                             108,360
REIT - Diversified - 0%
               100    Vornado Realty Trust                                                                                     8,100
REIT - Office Property - 0.2%
             1,700    Equity Office Properties Trust                                                                          52,360
REIT - Regional Malls - 0.5%
             1,500    Simon Property Group, Inc.                                                                             107,430
REIT - Storage - 0.1%
               200    Public Storage, Inc.                                                                                    13,240
REIT - Warehouse and Industrial - 0.2%
             1,200    ProLogis                                                                                                51,600
Retail - Apparel and Shoe - 0.5%
               200    Limited, Inc.                                                                                            4,002
             2,900    Nordstrom, Inc.                                                                                        100,485
                                                                                                                             104,487
Retail - Auto Parts - 0.3%
               700    AutoZone, Inc.*                                                                                         56,630
Retail - Automobile - 0.1%
               800    Auto Nation, Inc.*                                                                                      15,904
Retail - Building Products - 0%
               100    Lowe's Companies, Inc.                                                                                   6,077
Retail - Discount - 0.5%
               800    Costco Wholesale Corp.                                                                                  38,688
               500    Family Dollar Stores, Inc.                                                                              11,070
               200    Target Corp.                                                                                            11,138
             1,100    TJX Companies, Inc.                                                                                     23,683
               300    Wal-Mart Stores, Inc.                                                                                   14,193
                                                                                                                              98,772
Retail - Drug Store - 0.9%
             4,100    CVS Corp.                                                                                              100,081
             1,900    Walgreen Co.                                                                                            86,317
                                                                                                                             186,398
Retail - Major Department Stores - 0.9%
             2,400    J.C. Penney Company, Inc.                                                                              122,880
               525    Sears Holdings Corp.*                                                                                   63,131
                                                                                                                             186,011
Retail - Office Supplies - 0.4%
             3,400    Office Depot, Inc.*                                                                                     93,602
Retail - Regional Department Stores - 0.7%
             1,844    Federated Department Stores, Inc.                                                                      113,166
               600    Kohl's Corp.*                                                                                           28,878
                                                                                                                             142,044
Retail - Restaurants - 1.5%
             2,800    Darden Restaurants, Inc.                                                                                90,776
               100    McDonald's Corp.                                                                                         3,160
             3,800    Starbucks Corp.*                                                                                       107,464
             1,200    Wendy's International, Inc.                                                                             56,064
             1,300    Yum! Brands, Inc.                                                                                       66,131
                                                                                                                             323,595
Savings/Loan/Thrifts - 0.5%
             1,700    Golden West Financial Corp.                                                                             99,841
Schools - 0.1%
               200    Apollo Group, Inc. - Class A*                                                                           12,604
Semiconductor Components/Integrated Circuits - 0%
               300    Linear Technology Corp.                                                                                  9,963
Super-Regional Banks - 2.5%
             4,954    Bank of America Corp.                                                                                  216,688
               400    KeyCorp                                                                                                 12,896
             1,900    SunTrust Banks, Inc.                                                                                   137,712
               300    U.S. Bancorp                                                                                             8,874
             2,534    Wachovia Corp.                                                                                         128,018
               600    Wells Fargo & Co.                                                                                       36,120
                                                                                                                             540,308
Telecommunication Equipment - 0.2%
             2,200    ADC Telecommunications, Inc.                                                                            38,390
               200    Comverse Technology, Inc.*                                                                               5,020
                                                                                                                              43,410
Telecommunication Equipment - Fiber Optics - 0.2%
             2,100    Corning, Inc.*                                                                                          42,189
Telephone - Integrated - 2.6%
             1,000    ALLTEL Corp.                                                                                            61,860
            10,200    AT&T Corp.                                                                                             201,756
               500    BellSouth Corp.                                                                                         13,010
             5,100    Citizens Communications Co.                                                                             62,424
             1,000    SBC Communications, Inc.*                                                                               23,850
             3,701    Sprint Nextel Corp.                                                                                     86,270
             3,200    Verizon Communications, Inc.                                                                           100,832
                                                                                                                             550,002
Tobacco - 2.2%
             2,900    Altria Group, Inc.                                                                                     217,645
             1,500    Reynolds American, Inc.                                                                                127,500
             3,300    UST, Inc.                                                                                              136,587
                                                                                                                             481,732
Tools - Hand Held - 0.2%
               100    Black & Decker Corp.                                                                                     8,213
               700    Snap-On, Inc.                                                                                           25,214
               200    Stanley Works                                                                                            9,586
                                                                                                                              43,013
Toys - 0.2%
             3,000    Mattel, Inc.                                                                                            44,250
Transportation - Railroad - 2.0%
             3,400    Burlington Northern Santa Fe Corp.                                                                     211,004
             1,200    CSX Corp.                                                                                               54,972
             1,500    Norfolk Southern Corp.                                                                                  60,300
             1,400    Union Pacific Corp.                                                                                     96,852
                                                                                                                             423,128
Transportation - Services - 0.6%
               500    FedEx Corp.                                                                                             45,965
             1,000    United Parcel Service, Inc. - Class B                                                                   72,940
                                                                                                                             118,905
Web Portals/Internet Service Providers - 0.1%
               600    Yahoo!, Inc.*                                                                                           22,182
Wireless Equipment - 0.4%
             2,400    QUALCOMM, Inc.                                                                                          95,424
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $19,398,804)                                                                                     21,285,613
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
$          200,000    Nomura Securities International, Inc., 4.05%
                       dated 10/31/05, maturing 11/1/05
                       to be repurchased at $200,023
                       collateralized by $1,278,892
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       with a value of $204,000
                       (cost $200,000)                                                                                       200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $19,598,804) - 100%                                                                    $    21,485,613
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $       50,303            0.2 %
Cayman Islands                           178,969              0.8
Netherlands                                9,077              0.1
Panama                                     9,934              0.1
United States**                       21,237,330             98.8
                                  --------------            -----
Total                             $   21,485,613            100.0%
                                  ==============            =====

** Includes Short-Term Securities (97.9% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

Janus Adviser Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.5%
Advertising Agencies - 0.3%
             3,700    Omnicom Group, Inc.                                                                            $       306,952
Advertising Sales - 0%
               700    Lamar Advertising Co.*                                                                                  31,234
Advertising Services - 0.1%
             1,500    Getty Images, Inc.*                                                                                    124,515
               400    R.H. Donnelley Corp.*                                                                                   24,692
                                                                                                                             149,207
Aerospace and Defense - 0.6%
             1,900    Boeing Co.                                                                                             122,816
               300    Lockheed Martin Corp.                                                                                   18,168
            10,900    Rockwell Collins, Inc.                                                                                 499,438
                                                                                                                             640,422
Aerospace and Defense - Equipment - 0.3%
               300    Alliant Techsystems, Inc.*                                                                              21,066
               200    B.F. Goodrich Co.                                                                                        7,214
             4,600    United Technologies Corp.                                                                              235,888
                                                                                                                             264,168
Agricultural Operations - 0.6%
             9,100    Monsanto Co.                                                                                           573,391
Apparel Manufacturers - 0%
             1,200    Coach, Inc.*                                                                                            38,616
Applications Software - 2.5%
             7,400    Citrix Systems, Inc.*                                                                                  204,018
             9,000    Intuit, Inc.*                                                                                          413,370
            69,500    Microsoft Corp.                                                                                      1,786,150
             5,500    Red Hat, Inc.*                                                                                         127,710
             4,400    Siebel Systems, Inc.                                                                                    45,540
                                                                                                                           2,576,788
Athletic Footwear - 0.1%
               200    NIKE, Inc. - Class B                                                                                    16,810
             1,500    Reebok International, Ltd.                                                                              85,575
                                                                                                                             102,385
Automotive - Medium and Heavy Duty Trucks - 0.5%
            10,600    Oshkosh Truck Corp.                                                                                    461,736
Automotive - Truck Parts and Equipment - Original - 0.1%
             1,200    Johnson Controls, Inc.                                                                                  81,660
Batteries and Battery Systems - 0.4%
             8,500    Energizer Holdings, Inc.*                                                                              429,165
Beverages - Non-Alcoholic - 1.1%
             8,200    Coca-Cola Co.                                                                                          350,796
             4,100    Pepsi Bottling Group, Inc.                                                                             116,563
            11,000    PepsiCo, Inc.                                                                                          649,880
                                                                                                                           1,117,239
Beverages - Wine and Spirits - 0.3%
             4,500    Brown-Forman Corp. - Class B                                                                           285,030
Broadcast Services and Programming - 0.8%
             3,400    Clear Channel Communications, Inc.                                                                     103,428
            12,100    Discovery Holding Co. - Class A*                                                                       170,489
            20,500    Liberty Global, Inc. - Class A*                                                                        507,785
             8,000    Liberty Media Corp. - Class A*                                                                          63,760
                                                                                                                             845,462
Building - Residential and Commercial - 1.7%
               300    Beazer Homes USA, Inc.                                                                                  17,385
             4,100    Hovnanian Enterprises, Inc.*                                                                           184,459
             5,500    KB Home                                                                                                359,425
               600    Lennar Corp.                                                                                            33,348
               120    M.D.C. Holdings, Inc.                                                                                    8,232
               700    NVR, Inc.*                                                                                             479,850
             1,300    Standard Pacific Corp.                                                                                  50,154
            16,500    Toll Brothers, Inc.*                                                                                   609,015
                                                                                                                           1,741,868
Building Products - Air and Heating - 0.3%
             6,700    American Standard Companies, Inc.                                                                      254,868
Building Products - Cement and Aggregate - 0.1%
             1,750    Florida Rock Industries, Inc.                                                                           99,575
               600    Martin Marietta Materials, Inc.                                                                         47,346
                                                                                                                             146,921
Cable Television - 1.3%
            20,300    Cablevision Systems New York Group - Class A*                                                          503,440
            28,700    Comcast Corp. - Class A*                                                                               798,721
                                                                                                                           1,302,161
Casino Hotels - 1.0%
             9,300    Harrah's Entertainment, Inc.                                                                           562,464
             7,900    MGM Mirage*                                                                                            295,223
             1,200    Station Casinos, Inc.                                                                                   76,920
             1,500    Wynn Resorts, Ltd.*                                                                                     70,020
                                                                                                                           1,004,627
Cellular Telecommunications - 0.9%
             8,000    Alamosa Holdings, Inc.                                                                                 118,400
             4,200    N.I.I. Holdings, Inc.*                                                                                 348,264
            17,800    Nextel Partners, Inc. - Class A*                                                                       447,670
                                                                                                                             914,334
Chemicals - Diversified - 0.1%
               900    Dow Chemical Co.                                                                                        41,274
               400    E.I. du Pont de Nemours and Co.                                                                         16,676
                                                                                                                              57,950
Chemicals - Specialty - 0.2%
             5,200    Ecolab, Inc.                                                                                           172,016
Coal - 0.6%
             2,300    Arch Coal, Inc.                                                                                        177,261
               900    CONSOL Energy, Inc.                                                                                     54,810
             1,000    Massey Energy Company                                                                                   40,070
             4,300    Peabody Energy Corp.                                                                                   336,088
                                                                                                                             608,229
Commercial Banks - 0.7%
            12,800    Commerce Bancorp, Inc.                                                                                 390,016
            10,100    Synovus Financial Corp.                                                                                277,447
                                                                                                                             667,463
Commercial Services - 0.5%
            17,200    ServiceMaster Co.                                                                                      216,376
             5,200    Weight Watchers International, Inc.*                                                                   273,364
                                                                                                                             489,740
Commercial Services - Finance - 1.1%
            12,600    Equifax, Inc.                                                                                          434,322
               700    H&R Block, Inc.                                                                                         17,402
            12,400    Moody's Corp.                                                                                          660,424
               600    Paychex, Inc.                                                                                           23,256
                                                                                                                           1,135,404
Computer Aided Design - 0.4%
            10,100    Autodesk, Inc.                                                                                         455,813
Computer Graphics - 0.2%
             3,700    Pixar*                                                                                                 187,701
Computer Services - 0.3%
             6,500    Cognizant Technology Solutions Corp.*                                                                  285,870
               400    Reynolds and Reynolds Co.                                                                               10,616
                                                                                                                             296,486
Computers - 1.3%
            17,400    Apple Computer, Inc.*                                                                                1,002,066
             5,200    Dell, Inc.*                                                                                            165,776
             1,400    IBM Corp.                                                                                              114,632
                                                                                                                           1,282,474
Computers - Integrated Systems - 0.2%
             5,800    NCR Corp.*                                                                                             175,276
Computers - Memory Devices - 0.4%
               200    EMC Corp.*                                                                                               2,792
               500    SanDisk Corp.*                                                                                          29,445
            29,300    Western Digital Corp.*                                                                                 354,530
                                                                                                                             386,767
Consulting Services - 0%
               500    Corporate Executive Board Co.                                                                           41,320
Consumer Products - Miscellaneous - 0.1%
               600    Fortune Brands, Inc.                                                                                    45,582
               400    Scotts Miracle-Gro Co. - Class A*                                                                       35,116
                                                                                                                              80,698
Containers - Metal and Glass - 0%
               400    Ball Corp.                                                                                              15,748
Containers - Paper and Plastic - 0%
               500    Sealed Air Corp.*                                                                                       25,155
Cosmetics and Toiletries - 2.2%
             5,200    Colgate-Palmolive Co.                                                                                  275,392
            35,292    Procter & Gamble Co.                                                                                 1,975,999
                                                                                                                           2,251,391
Data Processing and Management - 1.1%
             6,100    Automatic Data Processing, Inc.                                                                        284,626
             1,000    Dun & Bradstreet Corp.*                                                                                 63,320
             7,200    Fair Issac Corp.                                                                                       300,672
             2,800    Fiserv, Inc.*                                                                                          122,304
             8,400    Global Payments, Inc.                                                                                  359,940
                                                                                                                           1,130,862
Dental Supplies and Equipment - 0.4%
             9,600    Patterson Companies, Inc.*                                                                             397,248
Diagnostic Kits - 0.3%
             4,900    IDEXX Laboratories, Inc.*                                                                              343,637
Dialysis Centers - 1.1%
            14,200    Davita, Inc.*                                                                                          698,356
             8,400    Renal Care Group, Inc.*                                                                                393,540
                                                                                                                           1,091,896
Direct Marketing - 0%
               900    Harte-Hanks Communications, Inc.                                                                        23,040
Disposable Medical Products - 0.8%
            12,600    C.R. Bard, Inc.                                                                                        785,988
Distribution/Wholesale - 0%
               400    CDW Corp.                                                                                               22,540
               200    Ingram Micro, Inc. - Class A*                                                                            3,620
                                                                                                                              26,160
Diversified Financial Services - 0%
               600    Morgan Stanley Co.*                                                                                     32,646
Diversified Operations - 3.7%
             6,800    3M Co.                                                                                                 516,664
             1,600    Carlisle Companies, Inc.                                                                               106,704
             7,100    Danaher Corp.                                                                                          369,910
            75,600    General Electric Co.                                                                                 2,563,595
             1,000    ITT Industries, Inc.                                                                                   101,600
             6,300    Roper Industries, Inc.                                                                                 237,510
                                                                                                                           3,895,983
Diversified Operations-Commercial Services - 0.2%
             8,800    ARAMARK Corp.- Class B                                                                                 223,696
Drug Delivery Systems - 0.2%
             6,200    Hospira, Inc.*                                                                                         247,070
E-Commerce/Services - 0%
             1,500    Expedia, Inc.*                                                                                          28,185
Electric - Generation - 0%
               600    AES Corp.*                                                                                               9,534
Electric - Integrated - 0.1%
             1,100    TXU Corp.                                                                                              110,825
Electric Products - Miscellaneous - 0.2%
             4,600    AMETEK, Inc.                                                                                           187,358
               100    Emerson Electric Co.                                                                                     6,955
                                                                                                                             194,313
Electronic Components - Miscellaneous - 0.1%
             3,400    Jabil Circuit, Inc.*                                                                                   101,490
Electronic Components - Semiconductors - 1.8%
               800    Advanced Micro Devices, Inc.*                                                                           18,576
             6,000    Agere Systems, Inc.*                                                                                    62,400
             4,900    Broadcom Corp. - Class A*                                                                              208,054
            27,500    Intel Corp.                                                                                            646,250
            10,300    MEMC Electronic Materials, Inc.*                                                                       184,782
            15,300    National Semiconductor Corp.                                                                           346,239
             3,100    QLogic Corp.*                                                                                           93,496
             9,100    Texas Instruments, Inc.                                                                                259,805
               800    Xilinx, Inc.                                                                                            19,160
                                                                                                                           1,838,762
Electronic Connectors - 0.2%
             6,000    Amphenol Corp. - Class A                                                                               239,820
Electronic Design Automation - 0.1%
             1,200    Cadence Design Systems, Inc.*                                                                           19,176
             2,200    Synopsys, Inc.*                                                                                         41,690
                                                                                                                              60,866
Electronic Measuring Instruments - 0.1%
             2,200    Agilent Technologies, Inc.*                                                                             70,422
             1,100    Trimble Navigation, Ltd.*                                                                               31,757
                                                                                                                             102,179
Electronic Parts Distributors - 0.1%
             3,900    Avnet, Inc.                                                                                             89,895
Engineering - Research and Development Services - 0.4%
             7,100    Jacobs Engineering Group, Inc.*                                                                        452,625
Enterprise Software/Services - 0.6%
            14,300    BMC Software, Inc.                                                                                     280,137
               100    Hyperion Solutions Corp.*                                                                                4,836
            24,500    Oracle Corp.*                                                                                          310,660
                                                                                                                             595,633
Entertainment Software - 0.2%
             8,888    Activision, Inc.*                                                                                      140,164
               400    Electronic Arts, Inc.*                                                                                  22,752
                                                                                                                             162,916
Fiduciary Banks - 0.3%
             2,800    Northern Trust Corp.                                                                                   150,080
             2,200    State Street Corp.                                                                                     121,506
                                                                                                                             271,586
Filtration and Separations Products - 0%
               900    Donaldson Company, Inc.                                                                                 28,125
               500    Pall Corp.                                                                                              13,080
                                                                                                                              41,205
Finance - Consumer Loans - 0.8%
            14,500    SLM Corp.                                                                                              805,185
Finance - Investment Bankers/Brokers - 2.4%
             9,900    Ameritrade Holding Corp.*                                                                              208,197
            35,000    Charles Schwab Corp.                                                                                   532,000
             3,800    Goldman Sachs Group, Inc.                                                                              480,206
            11,400    Legg Mason, Inc.                                                                                     1,223,334
                                                                                                                           2,443,737
Finance - Other Services - 0.2%
               500    Chicago Mercantile Exchange Holdings, Inc.                                                             182,575
Food - Confectionary - 1.7%
            19,800    Hershey Foods Corp.                                                                                  1,125,234
             9,100    Wm. Wrigley Jr. Co.                                                                                    632,450
                                                                                                                           1,757,684
Food - Diversified - 1.2%
             4,600    Campbell Soup Co.                                                                                      133,860
             1,500    General Mills, Inc.                                                                                     72,390
             8,200    Kellogg Co.                                                                                            362,194
             5,500    McCormick & Company, Inc.                                                                              166,595
            28,300    Sara Lee Corp.                                                                                         505,155
                                                                                                                           1,240,194
Food - Retail - 0.7%
             4,600    Whole Foods Market, Inc.                                                                               662,998
Food - Wholesale/Distribution - 0.7%
            21,400    Sysco Corp.                                                                                            682,874
Footwear and Related Apparel - 0.2%
             5,900    Timberland Co. - Class A*                                                                              166,085
Hazardous Waste Disposal - 0.1%
             2,300    Stericycle, Inc.*                                                                                      132,388
Health Care Cost Containment - 0.3%
             6,300    McKesson Corp.                                                                                         286,209
Home Decoration Products - 0.1%
             2,400    Newell Rubbermaid, Inc.                                                                                 55,176
Hotels and Motels - 0.4%
             4,200    Hilton Hotels Corp.                                                                                     81,690
             3,600    Marriott International, Inc. - Class A                                                                 214,632
             1,600    Starwood Hotels & Resorts Worldwide, Inc.                                                               93,488
                                                                                                                             389,810
Industrial Automation and Robotics - 0.3%
             6,300    Rockwell Automation, Inc.                                                                              334,845
Industrial Gases - 0%
               400    Praxair, Inc.                                                                                           19,764
Instruments - Scientific - 0%
               284    Fisher Scientific International, Inc.*                                                                  16,046
Insurance Brokers - 0%
               300    Arthur J. Gallagher & Co.                                                                                8,826
Internet Infrastructure Software - 0.1%
             1,700    Akamai Technologies, Inc.*                                                                              29,478
               800    F5 Networks, Inc.*                                                                                      41,624
                                                                                                                              71,102
Internet Security - 0.2%
             1,400    CheckFree Corp.*                                                                                        59,500
               900    McAfee, Inc.*                                                                                           27,027
             2,922    Symantec Corp.*                                                                                         69,690
                                                                                                                             156,217
Investment Management and Advisory Services - 1.3%
               800    Affiliated Managers Group, Inc.                                                                         61,400
               300    BlackRock, Inc.                                                                                         28,440
            11,900    Eaton Vance Corp.                                                                                      296,191
             9,500    Franklin Resources, Inc.                                                                               839,515
             1,100    Nuveen Investments - Class A                                                                            44,517
               200    T. Rowe Price Group, Inc.                                                                               13,104
                                                                                                                           1,283,167
Life and Health Insurance - 0.5%
             5,000    AFLAC, Inc.                                                                                            238,900
             4,100    Prudential Financial, Inc.                                                                             298,439
                                                                                                                             537,339
Linen Supply and Related Items - 0%
               100    Cintas Corp.                                                                                             4,057
Lottery Services - 0.3%
            11,000    GTECH Holdings Corp.                                                                                   350,240
Machinery - Construction and Mining - 0.2%
             2,400    Caterpillar, Inc.                                                                                      126,216
             2,200    Joy Global, Inc.                                                                                       100,914
                                                                                                                             227,130
Machinery - Pumps - 0%
               900    Graco, Inc.                                                                                             30,843
Medical - Biomedical and Genetic - 2.1%
             9,100    Affymetrix, Inc.*                                                                                      413,413
             2,776    Amgen, Inc.*                                                                                           210,310
             4,700    Celgene Corp.*                                                                                         263,670
               700    Charles River Laboratories International, Inc.*                                                         30,632
             1,400    Chiron Corp.*                                                                                           61,796
             7,000    Genentech, Inc.*                                                                                       634,200
               500    Genzyme Corp.*                                                                                          36,150
             3,800    Invitrogen Corp.*                                                                                      241,642
             1,100    Millipore Corp.*                                                                                        67,342
             6,300    Protein Design Labs, Inc.*                                                                             176,526
                                                                                                                           2,135,681
Medical - Drugs - 3.3%
            10,200    Abbott Laboratories                                                                                    439,110
            17,300    Bristol-Myers Squibb Co.                                                                               366,241
             6,100    Eli Lilly and Co.                                                                                      303,719
             4,700    Endo Pharmaceuticals Holdings, Inc.*                                                                   126,524
            14,800    Forest Laboratories, Inc.*                                                                             561,068
            15,800    Merck & Company, Inc.                                                                                  445,876
            36,900    Schering-Plough Corp.                                                                                  750,546
             8,100    Wyeth                                                                                                  360,936
                                                                                                                           3,354,020
Medical - Generic Drugs - 1.2%
            14,700    Barr Pharmaceuticals, Inc.*                                                                            844,515
             9,100    IVAX Corp.*                                                                                            259,805
             4,900    Mylan Laboratories, Inc.                                                                                94,129
                                                                                                                           1,198,449
Medical - HMO - 3.5%
             5,300    Aetna, Inc.                                                                                            469,368
             1,000    Coventry Health Care, Inc.*                                                                             53,990
             6,500    Health Net, Inc.*                                                                                      304,460
             7,700    Humana, Inc.*                                                                                          341,803
             4,600    PacifiCare Health Systems, Inc.*                                                                       378,856
            22,570    UnitedHealth Group, Inc.                                                                             1,306,577
             2,500    WellChoice, Inc.*                                                                                      189,125
             8,900    WellPoint, Inc.*                                                                                       664,652
                                                                                                                           3,708,831
Medical - Hospitals - 2.9%
             8,900    Community Health Care Corp.*                                                                           330,279
            26,900    HCA, Inc.                                                                                            1,296,311
            25,500    Health Management Associates, Inc. - Class A                                                           545,955
             7,500    LifePoint Hospitals, Inc.*                                                                             293,250
             5,300    Triad Hospitals, Inc.*                                                                                 217,989
             5,200    Universal Health Services, Inc. - Class B                                                              245,128
                                                                                                                           2,928,912
Medical - Nursing Homes - 0.2%
             5,700    Manor Care, Inc.                                                                                       212,325
Medical - Outpatient and Home Medical Care - 0.5%
            12,800    Lincare Holdings, Inc.*                                                                                522,880
Medical - Wholesale Drug Distributors - 0.8%
            12,500    Cardinal Health, Inc.                                                                                  781,375
Medical Information Systems - 0.2%
             2,000    Cerner Corp.*                                                                                          168,900
               900    IMS Health, Inc.                                                                                        20,907
                                                                                                                             189,807
Medical Instruments - 1.5%
               800    Beckman Coulter, Inc.                                                                                   39,408
             7,000    Edwards Lifesciences Corp.*                                                                            289,660
            12,300    Guidant Corp.                                                                                          774,900
             4,100    Medtronic, Inc.                                                                                        232,306
             3,800    St. Jude Medical, Inc.*                                                                                182,666
               500    Techne Corp.*                                                                                           27,110
                                                                                                                           1,546,050
Medical Labs and Testing Services - 1.0%
             7,900    Covance, Inc.*                                                                                         384,335
             3,400    Laboratory Corporation of America Holdings*                                                            164,050
             9,400    Quest Diagnostics, Inc.                                                                                439,074
                                                                                                                             987,459
Medical Products - 3.6%
            10,900    Baxter International, Inc.                                                                             416,707
             8,800    Becton, Dickinson and Co.                                                                              446,600
             4,300    Henry Schein, Inc.*                                                                                    170,452
               700    INAMED Corp.*                                                                                           49,770
            28,700    Johnson & Johnson                                                                                    1,797,194
             6,300    Stryker Corp.                                                                                          258,741
               300    Varian Medical Systems, Inc.*                                                                           13,668
             8,600    Zimmer Holdings, Inc.*                                                                                 548,422
                                                                                                                           3,701,554
Metal Processors and Fabricators - 0.1%
             2,900    Precision Castparts Corp.                                                                              137,344
Multi-Line Insurance - 0.2%
               300    American International Group, Inc.                                                                      19,440
             6,900    HCC Insurance Holdings, Inc.                                                                           207,000
               100    Unitrin, Inc.                                                                                            4,600
                                                                                                                             231,040
Multimedia - 0.8%
             3,600    E.W. Scripps Co. - Class A                                                                             164,880
             8,700    McGraw-Hill Companies, Inc.                                                                            425,778
            12,300    News Corporation, Inc. - Class A                                                                       175,275
               400    Walt Disney Co.                                                                                          9,748
                                                                                                                             775,681
Networking Products - 0.1%
             3,900    Cisco Systems, Inc.*                                                                                    68,055
Office Furnishings - Original - 0.4%
             1,600    Herman Miller, Inc.                                                                                     43,856
             7,800    HNI, Corp.                                                                                             381,420
                                                                                                                             425,276
Office Supplies and Forms - 0.1%
               141    Acco Brands Corp.*                                                                                       3,428
               900    Avery Dennison Corp.                                                                                    50,985
                                                                                                                              54,413
Oil - Field Services - 0.8%
             4,300    Baker Hughes, Inc.                                                                                     236,328
             1,300    BJ Services Co.                                                                                         45,175
             7,600    Halliburton Co.                                                                                        449,160
             1,100    Tidewater, Inc.                                                                                         50,556
                                                                                                                             781,219
Oil and Gas Drilling - 1.2%
             8,100    Diamond Offshore Drilling, Inc.                                                                        457,326
             4,700    Helmerich & Payne, Inc.                                                                                260,380
            14,100    Patterson-UTI Energy, Inc.                                                                             481,233
             1,300    Pride International, Inc.*                                                                              36,491
                                                                                                                           1,235,430
Oil Companies - Exploration and Production - 1.8%
             4,700    Chesapeake Energy Corp.                                                                                150,870
             1,500    Denbury Resources, Inc.*                                                                                65,445
             6,700    EOG Resources, Inc.                                                                                    454,126
               700    Murphy Oil Corp.                                                                                        32,795
               500    Newfield Exploration Co.*                                                                               22,665
             1,000    Noble Energy, Inc.                                                                                      40,050
               800    Pioneer Natural Resources Co.                                                                           40,040
             5,600    Plains Exploration & Production Co.*                                                                   218,400
             4,050    Quicksilver Resources, Inc.*                                                                           156,857
             1,100    Range Resources Corp.                                                                                   39,259
               700    Southwestern Energy Co.*                                                                                50,778
            12,054    XTO Energy, Inc.                                                                                       523,866
                                                                                                                           1,795,151
Oil Field Machinery and Equipment - 0.4%
               900    Grant Prideco, Inc.*                                                                                    35,001
             5,300    National-Oilwell Varco, Inc.*                                                                          331,091
             1,300    Smith International, Inc.                                                                               42,120
                                                                                                                             408,212
Oil Refining and Marketing - 0.8%
            10,000    Sunoco, Inc.                                                                                           745,000
             1,000    Tesoro Corp.                                                                                            61,150
                                                                                                                             806,150
Optical Supplies - 0.2%
             1,700    Allergan, Inc.                                                                                         151,810
               700    Bausch & Lomb, Inc.                                                                                     51,933
                                                                                                                             203,743
Pharmacy Services - 2.9%
             7,366    Caremark Rx, Inc.*                                                                                     385,978
             6,400    Express Scripts, Inc. - Class A*                                                                       482,624
            31,194    Medco Health Solutions, Inc.*                                                                        1,762,461
             5,000    Omnicare, Inc.                                                                                         270,500
                                                                                                                           2,901,563
Pipelines - 0.9%
               200    Equitable Resources, Inc.                                                                                7,730
             5,400    Kinder Morgan, Inc.                                                                                    490,860
             2,500    Questar Corp.                                                                                          196,875
             4,200    Western Gas Resources, Inc.                                                                            181,860
             1,200    Williams Companies, Inc.                                                                                26,760
                                                                                                                             904,085
Power Converters and Power Supply Equipment - 0.5%
            25,400    American Power Conversion Corp.                                                                        543,306
Property and Casualty Insurance - 0.5%
               400    Markel Corp.*                                                                                          127,200
             2,000    Philadelphia Consolidated Holding Corp.*                                                               192,520
             1,100    Progressive Corp.                                                                                      127,391
             1,800    W. R. Berkley Corp.                                                                                     78,660
                                                                                                                             525,771
Publishing - Books - 0.1%
             1,400    John Wiley & Sons, Inc. - Class A                                                                       54,880
Publishing - Newspapers - 0.1%
               100    Washington Post Co. - Class B                                                                           74,500
Publishing - Periodicals - 0.1%
             3,400    Dex Media, Inc.                                                                                         91,698
Racetracks - 0.1%
             2,300    Penn National Gaming, Inc.*                                                                             67,965
Radio - 0%
             2,000    Westwood One, Inc.                                                                                      37,000
Real Estate Management/Services - 0.1%
             2,600    CB Richard Ellis Group, Inc.*                                                                          127,010
Real Estate Operating/Development - 1.0%
             4,200    Forest City Enterprises, Inc. - Class A                                                                154,938
            13,800    St. Joe Co.                                                                                            910,110
                                                                                                                           1,065,048
REIT - Regional Malls - 0.5%
             6,100    General Growth Properties, Inc.                                                                        259,128
               300    Macerich Co.                                                                                            19,281
             1,300    Mills Corp.                                                                                             69,550
             1,800    Simon Property Group, Inc.                                                                             128,916
                                                                                                                             476,875
REIT - Shopping Centers - 0.1%
             1,200    Federal Realty Investment Trust                                                                         72,780
REIT - Storage - 0.1%
             1,200    Public Storage, Inc.                                                                                    79,440
REIT - Warehouse and Industrial - 0%
               983    ProLogis                                                                                                42,269
Research and Development - 0.3%
             6,100    Pharmaceutical Product Development, Inc.*                                                              350,567
Respiratory Products - 0.6%
             8,500    ResMed, Inc.*                                                                                          324,105
             6,600    Respironics, Inc.*                                                                                     236,742
                                                                                                                             560,847
Retail - Apparel and Shoe - 2.0%
            10,200    Abercrombie & Fitch Co. - Class A                                                                      530,298
             5,400    American Eagle Outfitters, Inc.                                                                        127,170
            12,300    Chico's FAS, Inc.*                                                                                     486,342
             3,500    Foot Locker, Inc.                                                                                       68,040
             8,200    Nordstrom, Inc.                                                                                        284,130
            21,100    Ross Stores, Inc.                                                                                      570,544
               700    Urban Outfitters, Inc.*                                                                                 19,831
                                                                                                                           2,086,355
Retail - Arts and Crafts - 0.1%
             2,100    Michaels Stores, Inc.                                                                                   69,468
Retail - Auto Parts - 0.8%
            14,400    Advance Auto Parts, Inc.*                                                                              540,000
             3,400    AutoZone, Inc.*                                                                                        275,060
               800    O'Reilly Automotive, Inc.*                                                                              22,560
                                                                                                                             837,620
Retail - Automobile - 0.1%
             2,200    CarMax, Inc.*                                                                                           59,114
Retail - Bookstore - 0%
               500    Barnes & Noble, Inc.*                                                                                   18,080
Retail - Building Products - 0.1%
               900    Lowe's Companies, Inc.                                                                                  54,693
Retail - Discount - 0.1%
             2,000    Family Dollar Stores, Inc.                                                                              44,280
               300    Target Corp.                                                                                            16,707
             1,900    TJX Companies, Inc.                                                                                     40,907
               200    Wal-Mart Stores, Inc.                                                                                    9,462
                                                                                                                             111,356
Retail - Drug Store - 0.8%
            11,200    CVS Corp.                                                                                              273,392
            10,800    Walgreen Co.                                                                                           490,644
                                                                                                                             764,036
Retail - Major Department Stores - 0.4%
             7,500    J.C. Penney Company, Inc.                                                                              384,000
             2,200    Saks, Inc.*                                                                                             39,930
               100    Sears Holdings Corp.*                                                                                   12,025
                                                                                                                             435,955
Retail - Regional Department Stores - 0.1%
             3,000    Kohl's Corp.*                                                                                          144,390
Retail - Restaurants - 2.9%
             2,100    Applebee's International, Inc.                                                                          46,011
             7,800    Brinker International, Inc.*                                                                           297,336
             2,500    CBRL Group, Inc.                                                                                        86,750
             9,700    Cheesecake Factory, Inc.*                                                                              332,904
            14,800    Darden Restaurants, Inc.                                                                               479,816
             8,200    Outback Steakhouse, Inc.                                                                               308,812
             4,000    Panera Bread Co. - Class A*                                                                            236,760
             9,400    Sonic Corp.*                                                                                           272,036
            14,100    Starbucks Corp.*                                                                                       398,748
             4,100    Wendy's International, Inc.                                                                            191,552
             5,700    Yum! Brands, Inc.                                                                                      289,959
                                                                                                                           2,940,684
Savings/Loan/Thrifts - 0.1%
             1,100    Golden West Financial Corp.                                                                             64,603
Schools - 0.4%
               400    Apollo Group, Inc. - Class A*                                                                           25,208
               600    Career Education Corp.*                                                                                 21,354
             5,700    ITT Educational Services, Inc.*                                                                        315,096
             1,200    Laureate Education, Inc.*                                                                               59,280
                                                                                                                             420,938
Semiconductor Components/Integrated Circuits - 0%
               700    Linear Technology Corp.                                                                                 23,247
Semiconductor Equipment - 0%
               400    Lam Research Corp.*                                                                                     13,496
Soap and Cleaning Preparations - 0.2%
             6,750    Church & Dwight Company, Inc.                                                                          236,588
Telecommunication Equipment - 0%
               300    Harris Corp.                                                                                            12,330
Telecommunication Equipment - Fiber Optics - 0.2%
            11,800    Corning, Inc.*                                                                                         237,062
Telephone - Integrated - 0.3%
             3,613    ALLTEL Corp.                                                                                           223,500
             3,996    Sprint Nextel Corp.                                                                                     93,147
                                                                                                                             316,647
Tobacco - 1.6%
            19,300    Altria Group, Inc.                                                                                   1,448,465
             3,900    UST, Inc.                                                                                              161,421
                                                                                                                           1,609,886
Tools - Hand Held - 0.1%
             1,300    Black & Decker Corp.                                                                                   106,769
Toys - 0.2%
             6,500    Marvel Entertainment, Inc.*                                                                            114,400
             4,200    Mattel, Inc.                                                                                            61,950
                                                                                                                             176,350
Transportation - Services - 0.6%
             5,100    C.H. Robinson Worldwide, Inc.                                                                          179,826
               200    Expeditors International of Washington, Inc.                                                            12,134
             5,700    United Parcel Service, Inc. - Class B                                                                  415,758
                                                                                                                             607,718
Transportation - Truck - 0%
               400    CNF, Inc.                                                                                               22,508
Water - 0.1%
             1,700    Aqua America Inc.                                                                                       57,596
Web Hosting/Design - 0.4%
             8,800    Macromedia, Inc.*                                                                                      386,496
Web Portals/Internet Service Providers - 0.3%
               700    Google, Inc. - Class A*                                                                                260,498
Wireless Equipment - 1.0%
            13,197    American Tower Corp. - Class A                                                                         314,748
             5,500    Crown Castle International Corp.*                                                                      134,860
             1,800    Motorola, Inc.                                                                                          39,888
            13,400    QUALCOMM, Inc.                                                                                         532,784
                                                                                                                           1,022,280
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $91,422,024)                                                                                     95,201,840
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.0%
  $      6,100,000    Nomura Securities International, Inc., 4.05%
                       Dated 10/31/05, maturing 11/1/05
                       to be repurchased at $6,100,686
                       collateralized by $39,006,218
                       in U.S. Government Agencies
                       0% - 15.488%, 5/25/16 - 10/15/35
                       With a value of $6,222,000
                       (cost $6,100,000)                                                                                   6,100,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.5%
           500,000    U.S. Treasury Bill
                       3.42%, 12/22/05**
                       (amortized cost $497,575)                                                                             497,575
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $98,019,599) - 100%                                                                    $   101,799,415
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

United States++                   $  101,799,415            100.0 %
                                  --------------            -----
Total                             $  101,799,415            100.0%
                                  ==============            =====

++    Includes Short-Term Securities (93.5% excluding Short-Term Securities)

Financial Futures - Long
92 Contracts       S&P 500(R) (E-mini)
                          expires December 2005, principal
                          amount $5,645,751, value $5,564,850
                          cumulative depreciation......................($80,901)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or mortgage backed securities (with extended settlement dates) as of October 31, 2005 are noted below.

--------------------------------------------------------------------------------
Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund                            $  497,575
--------------------------------------------------------------------------------

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.5%
Apparel Manufacturers - 1.0%
            19,890    Quiksilver, Inc.*                                                                              $       229,332
Building - Mobile Home and Manufactured Homes - 2.1%
            25,820    Fleetwood Enterprises, Inc.*                                                                           285,311
             5,880    Thor Industries, Inc.                                                                                  191,864
                                                                                                                             477,175
Building and Construction - Miscellaneous - 1.4%
            15,867    Dycom Industries, Inc.*                                                                                316,229
Building Products - Lighting Fixtures - 1.9%
             8,398    Genlyte Group, Inc.*                                                                                   428,046
Capacitors - 0.4%
            13,521    KEMET Corp.*                                                                                            93,565
Chemicals - Diversified - 0.9%
             3,940    FMC Corp.*                                                                                             214,494
Chemicals - Specialty - 1.0%
             6,688    Cabot Corp.                                                                                            228,128
Collectibles - 1.6%
            10,310    RC2 Corp.*                                                                                             360,644
Commercial Banks - 16.5%
             8,844    1st Source Corp.                                                                                       211,018
             4,541    BancFirst Corp.                                                                                        377,265
            12,445    Bank of Granite Corp.                                                                                  255,247
             9,438    Camden National Corp.                                                                                  327,027
            13,828    Community Bank System, Inc.                                                                            328,415
             1,943    First Citizens BancShares, Inc. - Class A                                                              324,481
            11,910    First Commonwealth Financial Corp.                                                                     156,855
             9,499    First Financial Corp.                                                                                  261,223
             7,470    Omega Financial Corp.                                                                                  217,377
            10,041    Peoples Bancorp, Inc.                                                                                  288,578
             9,396    Simmons First National Corp. - Class A                                                                 264,967
             9,249    TriCo Bancshares                                                                                       208,750
             3,648    UMB Financial Corp.                                                                                    244,343
            11,266    Washington Trust Bancorp, Inc.                                                                         318,039
                                                                                                                           3,783,585
Commercial Services - 2.2%
            14,822    Steiner Leisure, Ltd.*                                                                                 505,282
Computer Services - 1.0%
             4,230    CACI International, Inc.*                                                                              230,704
Consulting Services - 1.9%
            15,825    FTI Consulting, Inc.*                                                                                  433,130
Electric - Integrated - 0.8%
             6,425    Otter Tail Corp.                                                                                       191,786
Electronic Components - Miscellaneous - 0.8%
            10,723    Plexus Corp.*                                                                                          189,475
Electronic Components - Semiconductors - 0.8%
            13,437    Zoran Corp.*                                                                                           197,255
Entertainment Software - 1.0%
            11,415    Take-Two Interactive Software, Inc.*                                                                   235,720
Environmental Consulting and Engineering - 0.7%
            11,320    TRC Companies, Inc.*                                                                                   151,122
Food - Canned - 1.0%
            21,960    Del Monte Foods Co.*                                                                                   232,337
Food - Diversified - 1.6%
             6,585    J & J Snack Foods Corp.                                                                                371,460
Food - Retail - 3.2%
            20,116    Ruddick Corp.                                                                                          442,753
             7,639    Weis Markets, Inc.                                                                                     291,428
                                                                                                                             734,181
Gas - Distribution - 1.2%
             4,662    Atmos Energy Corp.                                                                                     122,611
             6,128    Piedmont Natural Gas Company, Inc.                                                                     144,988
                                                                                                                             267,599
Human Resources - 1.7%
            43,968    Spherion Corp.*                                                                                        391,315
Internet Applications Software - 4.9%
            26,069    Interwoven, Inc.*                                                                                      245,049
            46,811    Stellent, Inc.*                                                                                        429,256
            15,615    Vignette Corp.*                                                                                        259,365
             8,880    WebEx, Inc.*                                                                                           203,441
                                                                                                                           1,137,111
Machinery - General Industrial - 3.9%
            17,056    Applied Industrial Technologies, Inc.                                                                  561,995
            13,701    Stewart & Stevenson Services, Inc.                                                                     326,906
                                                                                                                             888,901
Medical - Drugs - 1.0%
            26,525    Ligand Pharmaceuticals, Inc. - Class B*                                                                229,441
Medical Instruments - 1.3%
             9,415    Datascope Corp.                                                                                        299,115
Medical Labs and Testing Services - 1.7%
             7,935    Covance, Inc.*                                                                                         386,038
Medical Products - 1.2%
             4,041    Cooper Companies, Inc.                                                                                 278,182
Multi-Line Insurance - 1.5%
             9,875    American Financial Group, Inc.                                                                         337,528
Non-Ferrous Metals - 1.1%
             7,707    RTI International Metals, Inc.*                                                                        258,339
Office Furnishings - Original - 1.7%
             7,771    HNI, Corp.                                                                                             380,002
Oil - Field Services - 1.8%
            15,155    Tetra Technologies, Inc.*                                                                              423,885
Oil and Gas Drilling - 1.6%
             5,253    Atwood Oceanics, Inc.*                                                                                 369,916
Oil Companies - Exploration and Production - 4.6%
             6,085    Forest Oil Corp.*                                                                                      265,793
             3,560    Houston Exploration Co.*                                                                               183,518
             7,505    Plains Exploration & Production Co.*                                                                   292,695
             9,285    St. Mary Land & Exploration Co.                                                                        315,783
                                                                                                                           1,057,789
Oil Field Machinery and Equipment - 0.8%
             6,064    Maverick Tube Corp.*                                                                                   187,741
Paper and Related Products - 0.8%
             7,400    Louisiana-Pacific Corp.                                                                                184,482
Printing - Commercial - 1.7%
            27,826    Bowne & Company, Inc.                                                                                  395,686
REIT - Health Care - 0.8%
             8,315    Nationwide Health Properties, Inc.                                                                     192,825
REIT - Office Property - 3.4%
             2,658    Alexandria Real Estate Equities, Inc.                                                                  214,899
             4,550    Kilroy Realty Corp.                                                                                    255,483
             4,507    SL Green Realty Corp.                                                                                  306,611
                                                                                                                             776,993
REIT - Regional Malls - 1.4%
             9,685    Taubman Centers, Inc.                                                                                  319,314
REIT - Shopping Centers - 2.1%
            11,740    Acadia Realty Trust                                                                                    223,060
             3,920    Pan Pacific Retail Properties, Inc.                                                                    248,920
                                                                                                                             471,980
REIT - Single Tenant - 0.7%
            10,885    Trustreet Properties, Inc.                                                                             163,602
REIT - Warehouse and Industrial - 1.3%
            11,505    First Potomac Realty Trust                                                                             291,537
Research and Development - 0.8%
             3,270    Pharmaceutical Product Development, Inc.*                                                              187,927
Retail - Apparel and Shoe - 1.1%
             9,825    Pacific Sunwear of California, Inc.*                                                                   245,822
Retail - Bookstore - 1.1%
             7,200    Barnes & Noble, Inc.*                                                                                  260,352
Retail - Computer Equipment - 0.8%
             5,802    GameStop Corp. - Class B*                                                                              187,637
Retail - Jewelry - 0.4%
             3,370    Zale Corp.*                                                                                             94,461
Savings/Loan/Thrifts - 5.0%
             9,680    First Defiance Financial Corp.                                                                         271,040
             7,340    FirstFed Financial Corp.*                                                                              392,616
             8,658    Parkvale Financial Corp.                                                                               238,095
             9,680    Provident Financial Holdings, Inc.                                                                     256,036
                                                                                                                           1,157,787
Telecommunication Equipment - Fiber Optics - 0.5%
            55,036    Optical Communication Products, Inc.*                                                                  107,871
Water - 1.8%
            13,255    American States Water Co.                                                                              415,412
Wire and Cable Products - 1.0%
            11,705    Belden CDT, Inc.                                                                                       233,281
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $17,803,200)                                                                                     22,183,521
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.5%
          $800,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $800,090
                         collateralized by $5,115,570
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $816,000
                         (cost $800,000)                                                                                     800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $18,603,200) - 100%                                                                    $    22,983,521
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bahamas                           $      505,282              2.2%
United States**                       22,478,239             97.8%
                                  --------------            -----
Total                             $   22,983,521            100.0%
                                  ==============            =====

**    Includes Short-Term Securities (94.3% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*        Non-income-producing security.

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Sales - 2.5%
               845    Focus Media Holding, Ltd. (ADR)*                                                               $        22,190
Advertising Services - 1.2%
               170    R.H. Donnelley Corp.*                                                                                   10,494
Auction House - Art Dealer - 2.4%
               525    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                           21,536
Beverages - Wine and Spirits - 0.7%
               976    Davide Campari-Milano S.P.A.                                                                             6,620
Broadcast Services and Programming - 0.3%
               175    CKX, Inc.*                                                                                               2,195
Building - Mobile Home and Manufactured Homes - 1.6%
               450    Thor Industries, Inc.                                                                                   14,684
Commercial Services - 4.5%
               850    CoStar Group, Inc.*                                                                                     40,758
Consumer Products - Miscellaneous - 1.0%
               435    Spectrum Brands, Inc.*                                                                                   9,005
Cosmetics and Toiletries - 1.7%
               360    Alberto-Culver Co.                                                                                      15,628
Data Processing and Management - 1.7%
               385    NAVTEQ Corp.*                                                                                           15,061
Diagnostic Equipment - 1.8%
               645    Cytyc Corp.*                                                                                            16,351
Diagnostic Kits - 3.3%
               840    Dade Behring Holdings, Inc.                                                                             30,248
E-Commerce/Products - 5.2%
               390    Blue Nile, Inc.*                                                                                        13,989
             1,800    Submarino S.A.*                                                                                         24,620
               315    Submarino S.A. (GDR)*                                                                                    8,615
                                                                                                                              47,224
Electronic Components - Semiconductors - 3.4%
            10,581    ARM Holdings PLC                                                                                        20,367
             1,870    MIPS Technologies, Inc.*                                                                                10,491
                                                                                                                              30,858
Electronic Measuring Instruments - 3.2%
               990    Trimble Navigation, Ltd.*                                                                               28,581
Entertainment Software - 3.9%
             1,306    Activision, Inc.*                                                                                       20,595
               307    UbiSoft Entertainment S.A.*                                                                             14,158
                                                                                                                              34,753
Finance - Commercial - 3.2%
             1,315    CapitalSource, Inc.*                                                                                    28,930
Finance - Other Services - 3.9%
               290    International Securities Exchange, Inc.*                                                                 7,137
             2,275    MarketAxess Holdings, Inc.*                                                                             28,073
                                                                                                                              35,210
Home Furnishings - 2.5%
             2,075    Tempur-Pedic International, Inc.*                                                                       22,950
Internet Infrastructure Software - 2.3%
               405    F5 Networks, Inc.*                                                                                      21,072
Investment Management and Advisory Services - 4.5%
               900    National Financial Partners Corp.                                                                       40,707
Life and Health Insurance - 1.7%
             1,010    Universal American Financial Corp.*                                                                     14,948
Machinery - Construction and Mining - 1.8%
               290    Terex Corp.*                                                                                            15,941
Medical - Biomedical and Genetic - 2.3%
               375    Celgene Corp.*                                                                                          21,038
Medical - Drugs - 2.6%
             2,655    Ligand Pharmaceuticals, Inc. - Class B*                                                                 22,966
Medical - Generic Drugs - 1.6%
               650    Taro Pharmaceutical Industries, Ltd.*                                                                   14,300
Medical - HMO - 2.2%
               235    PacifiCare Health Systems, Inc.*                                                                        19,355
Medical Instruments - 3.5%
               360    Intuitive Surgical, Inc.*                                                                               31,943
Metal Processors and Fabricators - 0.9%
               995    Earle M. Jorgensen Co.*                                                                                  8,438
Oil Companies - Exploration and Production - 1.8%
               776    Western Oil Sands, Inc. - Class A*                                                                      16,688
Printing - Commercial - 2.5%
             1,365    VistaPrint, Ltd.*                                                                                       23,109
REIT - Mortgages - 3.1%
               540    Newcastle Investment Corp.                                                                              14,197
               295    Redwood Trust, Inc.                                                                                     13,732
                                                                                                                              27,929
Retail - Computer Equipment - 0.8%
               212    GameStop Corp. - Class A*                                                                                7,522
Telecommunication Equipment - 1.5%
               460    Adtran, Inc.                                                                                            13,915
Telecommunication Services - 0.7%
               210    NeuStar, Inc. - Class A*                                                                                 6,426
Therapeutics - 7.2%
             3,785    Cypress Bioscience, Inc.*                                                                               19,152
               445    Neurocrine Biosciences, Inc.*                                                                           23,504
               305    United Therapeutics Corp.*                                                                              22,527
                                                                                                                              65,183
Transportation - Marine - 3.7%
               325    Alexander & Baldwin, Inc.                                                                               15,906
             1,550    Horizon Lines, Inc. - Class A*                                                                          17,561
                                                                                                                              33,467
Transportation - Railroad - 2.4%
               550    All America Latina Logistica                                                                            21,247
Transportation - Truck - 2.9%
               685    Landstar System, Inc.*                                                                                  26,386
Wireless Equipment - 2.0%
               755    American Tower Corp. - Class A                                                                          18,007
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $906,947) - 100%                                                                       $       903,863
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2005 (unaudited)

Country                                Value       % of Investment Securities

Bermuda                           $       23,109              2.5%
Brazil                                    54,482              6.0%
Canada                                    38,224              4.2%
Cayman Islands                            22,190              2.5%
France                                    14,158              1.6%
Israel                                    14,300              1.6%
Italy                                      6,620              0.7%
United Kingdom                            20,367              2.3%
United States                            710,413             78.6%
                                  --------------            -----
Total                             $      903,863            100.0%
                                  ==============            =====

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.3%
Advertising Agencies - 1.0%
           472,955    Interpublic Group of Companies, Inc.*,#                                                        $     4,885,625
Advertising Services - 1.8%
           856,265    WPP Group PLC                                                                                        8,411,545
Apparel Manufacturers - 1.1%
           610,832    Burberry Group PLC                                                                                   4,146,310
             5,868    Hermes International                                                                                 1,316,487
                                                                                                                           5,462,797
Audio and Video Products - 1.0%
           143,700    Sony Corp.                                                                                           4,641,457
Automotive - Cars and Light Trucks - 1.6%
            29,450    Hyundai Motor Company, Ltd.                                                                          2,160,795
           535,986    Nissan Motor Company, Ltd.                                                                           5,561,989
                                                                                                                           7,722,784
Beverages - Wine and Spirits - 2.9%
           927,819    Diageo PLC                                                                                          13,712,743
Broadcast Services and Programming - 1.1%
           140,080    Liberty Global, Inc. - Class A*,#                                                                    3,469,781
            85,155    Liberty Global, Inc. - Class C*,#                                                                    2,019,877
                                                                                                                           5,489,658
Cable Television - 0.8%
           143,670    EchoStar Communications Corp. - Class A*,#                                                           3,860,413
Casino Hotels - 0.7%
            54,705    Harrah's Entertainment, Inc.                                                                         3,308,558
Cellular Telecommunications - 2.2%
         4,006,476    Vodafone Group PLC                                                                                  10,513,126
Chemicals - Diversified - 0.5%
            49,000    Shin-Etsu Chemical Company, Ltd.                                                                     2,331,930
Chemicals - Specialty - 2.5%
             4,203    Givaudan S.A.                                                                                        2,708,879
            87,405    Syngenta A.G.*                                                                                       9,368,574
                                                                                                                          12,077,453
Commercial Banks - 1.2%
            65,032    UBS A.G.                                                                                             5,522,941
Computers - 0.9%
           132,205    Dell, Inc.*                                                                                          4,214,695
Distribution/Wholesale - 1.1%
           770,000    Esprit Holdings, Ltd.                                                                                5,428,271
Diversified Minerals - 1.9%
           216,335    Companhia Vale do Rio Doce (ADR)                                                                     8,941,126
Diversified Operations - 6.3%
           132,506    Louis Vuitton Moet Hennessy S.A.#                                                                   10,727,077
           392,514    Smiths Group PLC                                                                                     6,339,611
           481,775    Tyco International, Ltd. (U.S. Shares)                                                              12,714,043
                                                                                                                          29,780,731
Diversified Operations - Commercial Services - 2.2%
         3,927,040    Rentokil Initial PLC                                                                                10,669,604
E-Commerce/Products - 2.1%
           246,510    Amazon.com, Inc.*,#                                                                                  9,830,819

E-Commerce/Services - 6.4%
           124,640    eBay, Inc.*,#                                                                                        4,935,744
           571,330    Expedia, Inc.*                                                                                      10,735,291
           571,330    IAC/InterActiveCorp*,#                                                                              14,626,048
                                                                                                                          30,297,083
Electronic Components - Miscellaneous - 4.4%
           653,423    Koninklijke (Royal) Philips Electronics N.V.                                                        17,071,490
           154,020    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)#                                          4,029,163
                                                                                                                          21,100,653
Finance - Investment Bankers/Brokers - 5.9%
           143,480    Citigroup, Inc.                                                                                      6,568,514
           529,603    JP Morgan Chase & Co.                                                                               19,394,062
           203,000    Mitsubishi UFJ Securities Company, Ltd.                                                              2,303,608
                                                                                                                          28,266,184
Finance - Mortgage Loan Banker - 1.3%
           293,219    Housing Development Finance Corporation, Ltd.                                                        6,299,622
Health Care Cost Containment - 1.8%
           191,200    McKesson Corp.#                                                                                      8,686,216
Insurance Brokers - 6.0%
           767,830    Willis Group Holdings, Ltd.                                                                         28,517,206
Investment Companies - 0.2%
            38,896    RHJ International*                                                                                     908,992
Medical - Drugs - 1.3%
           100,835    Pfizer, Inc.                                                                                         2,192,153
            27,536    Roche Holding A.G.#                                                                                  4,113,261
                                                                                                                           6,305,414
Medical - HMO - 2.7%
           222,665    UnitedHealth Group, Inc.                                                                            12,890,077
Medical - Hospitals - 0.8%
           181,810    Health Management Associates, Inc. - Class A #                                                       3,892,552
Money Center Banks - 0.8%
           341,279    ICICI Bank, Ltd.*                                                                                    3,768,683
Multimedia - 3.7%
            66,355    Vivendi Universal S.A.#                                                                              2,089,871
           631,030    Walt Disney Co.#                                                                                    15,378,201
                                                                                                                          17,468,072
Networking Products - 0.5%
           123,355    Cisco Systems, Inc.*                                                                                 2,152,545
Oil Companies - Integrated - 0.9%
            17,292    Total S.A. - Class B#                                                                                4,339,527
Petrochemicals - 1.7%
           489,467    Reliance Industries, Ltd.                                                                            8,281,408
Property and Casualty Insurance - 4.2%
             1,127    Millea Holdings, Inc.                                                                               20,233,915
Publishing - Books - 0.5%
           236,274    Reed Elsevier PLC                                                                                    2,157,944
Real Estate Management/Services - 0.5%
           153,000    Mitsubishi Estate Company, Ltd.                                                                      2,251,430
Reinsurance - 2.2%
             3,651    Berkshire Hathaway, Inc. - Class B*                                                                 10,277,565
Retail - Apparel and Shoe - 0.5%
            71,951    Industria de Diseno Textil S.A.                                                                      2,129,013
               603    Next PLC                                                                                                14,190
                                                                                                                           2,143,203
Semiconductor Equipment - 0.4%
           124,307    ASML Holding N.V.*                                                                                   2,100,561
Soap and Cleaning Preparations - 1.3%
           209,936    Reckitt Benckiser PLC                                                                                6,343,005
Television - 5.6%
         2,963,484    British Sky Broadcasting Group PLC                                                                  26,751,453
Toys - 0.8%
           246,445    Mattel, Inc.#                                                                                        3,635,064
Transportation - Services - 1.0%
            63,045    United Parcel Service, Inc. - Class B                                                                4,598,502
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $377,583,811)                                                                                   420,473,152
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.2%
        48,716,844    State Street Navigator Securities Lending
                         Prime Portfolio+ (cost $48,716,844)                                                              48,716,844
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.5%
$        7,100,000    Nomura Securities International, Inc., 4.05%
                         dated 10/31/05, maturing 11/1/05
                         to be repurchased at $7,100,799
                         collateralized by $45,400,680
                         in U.S. Government Agencies
                         0% - 15.488%, 5/25/16 - 10/15/35
                         with a value of $7,242,000
                         (cost $7,100,000)                                                                                 7,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $433,400,655) - 100%                                                                   $   476,289,996
------------------------------------------------------------------------------------------------------------------------------------

                        Summary of Investments by Country
                          October 31, 2005 (unaudited)

Country                                Value      % of Investment Securities

Belgium                           $      908,992              0.2%
Bermuda                               46,659,520              9.8
Brazil                                 8,941,126              1.9
France                                18,472,962              3.9
India                                 18,349,713              3.8
Japan                                 37,324,329              7.8
Netherlands                           23,201,214              4.9
South Korea                            2,160,795              0.5
Spain                                  2,129,013              0.4
Switzerland                           21,713,655              4.6
United Kingdom                        89,059,531             18.7
United States**                      207,369,146             43.5
                                  --------------            -----
Total                             $  476,289,996            100.0%
                                  ==============            =====

** Includes Short-Term Securities and Other Securities (31.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of October 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Core Equity Fund, Janus Adviser Flexible Bond Fund (formerly named Janus Adviser Flexible Income Fund), Janus Adviser Foreign Stock Fund, Janus Adviser Forty Fund (formerly named Janus Adviser Capital Appreciation Fund), Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund (formerly named Janus Adviser Growth Fund), Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small Mid Growth Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less for which market quotations are not readily available are valued on the basis of amortized cost, which approximates market value. Investments held by the Janus Adviser Money Market Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a fund are fully collateralized, and such collateral is in the possession of the fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds will not have the right to vote on securities while they are being lent, however, the Funds may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of October 31, 2005, the following Funds had on loan securities valued as indicated:

      --------------------------------------------------------------------
                                                         Value at
        Fund                                         October 31, 2005
      --------------------------------------------------------------------
      Janus Adviser Balanced Fund                      $38,919,985
      --------------------------------------------------------------------
      Janus Adviser Forty Fund                         33,468,037
      --------------------------------------------------------------------
      Janus Adviser Growth and Income Fund             12,143,509
      --------------------------------------------------------------------
      Janus Adviser International Growth Fund          13,119,097
      --------------------------------------------------------------------
      Janus Adviser Large Cap Growth Fund               8,866,549
      --------------------------------------------------------------------
      Janus Adviser Mid Cap Growth Fund                13,268,664
      --------------------------------------------------------------------
      Janus Adviser Mid Cap Value Fund                  6,269,392
      --------------------------------------------------------------------
      Janus Adviser Worldwide Fund                     47,092,570
      --------------------------------------------------------------------

As of October 31, 2005, the following Funds received cash collateral for securities lending activity as indicated:

      --------------------------------------------------------------------
                                                     Cash Collateral at
        Fund                                          October 31, 2005
      --------------------------------------------------------------------
      Janus Adviser Balanced Fund                       $40,018,871
      --------------------------------------------------------------------
      Janus Adviser Forty Fund                          34,204,596
      --------------------------------------------------------------------
      Janus Adviser Growth and Income Fund              12,488,405
      --------------------------------------------------------------------
      Janus Adviser International Growth Fund           13,671,442
      --------------------------------------------------------------------
      Janus Adviser Large Cap Growth Fund                9,079,351
      --------------------------------------------------------------------
      Janus Adviser Mid Cap Growth Fund                 13,570,326
      --------------------------------------------------------------------
      Janus Adviser Mid Cap Value Fund                   6,417,843
      --------------------------------------------------------------------
      Janus Adviser Worldwide Fund                      48,716,844
      --------------------------------------------------------------------

As of October 31, 2005, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this marked-to-market evaluation.

During the quarter ended October 31, 2005, there were no securities lending arrangements for Janus Adviser Contrarian Fund, Janus Adviser Core Equity Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Foreign Stock Fund, Janus Adviser High-Yield Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth Fund, Janus Adviser Small-Mid Growth Fund and Janus Adviser Small Company Value Fund.

Futures Contracts

All Funds except Janus Adviser Money Market Fund may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser Risk-Managed Growth Fund and Janus Adviser Risk-Managed Core Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund are required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding during the quarter ended October 31, 2005 was $1,601,418 for Janus Adviser Flexible Bond Fund, which was the only Fund to participate in mortgage dollar rolls during the quarter ended October 31, 2005. At October 31, 2005, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund were not invested in dollar rolls.

Securities Traded on a To-Be-Announced Basis

Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities. At October 31, 2005, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund were not invested in TBA securities.

Forward Currency Transactions

All Funds except Janus Adviser Money Market Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average daily value of borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended October 31, 2005 are noted in the table below.

      --------------------------------------------------------------------
      Fund                               Average Daily       Rates
                                             Value
      --------------------------------------------------------------------
      Janus Adviser Balanced Fund          $477,498          6.475%
      --------------------------------------------------------------------
      Janus Adviser Flexible Bond Fund       23,750       5.55%-6.475%
      --------------------------------------------------------------------
      Janus Adviser High-Yield Fund           2,826        0%-9.86375%
      --------------------------------------------------------------------

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at October 31, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at October 31, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Money Market Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

Additional Investment Risk

All Funds except Janus Adviser Money Market Fund may invest in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

A Fund may have significant exposure to foreign markets, including emerging markets. As a result, the returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Options Contracts

All Funds except Janus Adviser Money Market Fund may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Adviser Risk-Managed Core Fund and Janus Adviser Risk-Managed Growth Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit them to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended October 31, 2005, there were no outstanding borrowing or lending arrangements for the Funds.

Money Market Investing

The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended October 31, 2005, the Funds did not have affiliated purchases or sales in the money market funds.

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of October 31, 2005, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------------
                                                 Federal Tax        Unrealized        Unrealized           Net
                                                     Cost          Appreciation     (Depreciation)    Appreciation/
                                                                                                     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                      $  541,836,635    $   77,73,196   $  (11,465,399)   $   66,271,797
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                           987,041           36,366          (35,652)              714
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Core Equity Fund                       43,219,521        8,864,446       (1,032,455)        7,831,991
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                     54,839,568          199,541       (1,172,042)         (972,501)
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Foreign Stock Fund                      2,929,979          876,753          (34,446)          842,307
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                          1,183,670,531      405,152,722      (13,476,026)      391,676,696
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                213,146,638       47,589,678       (6,993,802)       40,595,876
-------------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                         2,425,767            2,714          (64,138)          (61,424)
-------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund             263,377,884       99,456,628       (7,240,790)       92,215,838
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                 172,603,371       36,715,784       (4,045,904)       32,669,880
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                    78,527,975       32,838,000       (1,844,798)       30,993,202
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                    105,120,200        7,315,174       (3,101,523)        4,213,651
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                       8,980,661               --               --                --
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                                974,735           56,052          (60,508)           (4,456)
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Core Fund                 19,810,554        2,307,314         (632,255)        1,675,059
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund               98,151,291        7,074,915       (3,426,791)        3,648,124
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund               18,714,559        4,910,644         (641,682)        4,268,962
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                     908,847           58,393          (63,377)           (4,984)
-------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                        435,107,828       53,140,957      (11,958,789)       41,182,168
-------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price. As of October 31, 2005, Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund were invested in when-issued securities.

Initial Public Offerings

All Funds except the Money Market Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

(a) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series
By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date:  December 29, 2005

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date:  December 29, 2005